================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                   REGISTRATION STATEMENT (NO. 2-17620) UNDER
                           THE SECURITIES ACT OF 1933


                           PRE-EFFECTIVE AMENDMENT NO.
                         POST-EFFECTIVE AMENDMENT NO. 85


                                       AND

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940


                                AMENDMENT NO. 85


                              VANGUARD WORLD FUND
         (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

                      P.O. BOX 2600, VALLEY FORGE, PA 19482
                     (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                           R. GREGORY BARTON, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482


               IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE ON
              APRIL 7, 2003 PURSUANT TO PARAGRAPH (A) OF RULE 485.


================================================================================

Vanguard(R) U.S. Growth and Vanguard(R) Calvert Social Index Funds' Prospectuses are incorporated by reference from tbe prior filing of the 84th Post-Effective Amendment to the Trust's Registration Statement on Form N-1A, filed on November 27, 2002.

VANGUARD(R) INTERNATIONAL GROWTH FUND

INVESTOR SHARES & ADMIRAL(TM) SHARES


APRIL 7, 2003


This prospectus
contains financial data
for the Fund through
the fiscal year ended
August 31, 2002.

STOCK

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                         [THE VANGUARD GROUP(R)]

VANGUARD INTERNATIONAL GROWTH FUND

INVESTOR SHARES AND ADMIRAL SHARES

PROSPECTUS


APRIL 7, 2003



AN INTERNATIONAL STOCK MUTUAL FUND
================================================================================
 1 FUND PROFILE                                 16 INVESTING WITH VANGUARD

 4 ADDITIONAL INFORMATION                         16 Buying Shares

 4 MORE ON THE FUND                               18 Converting Shares

 9 THE FUND AND VANGUARD                          19 Redeeming Shares

10 INVESTMENT ADVISERS                            21 Exchanging Shares

11 DIVIDENDS, CAPITAL GAINS, AND TAXES            22 Other Rules You Should Know

13 SHARE PRICE                                    24 Fund and Account Updates

13 FINANCIAL HIGHLIGHTS                           25 Contacting Vanguard

                                                GLOSSARY (inside back cover)

================================================================================

================================================================================
WHY READING THIS PROSPECTUS IS IMPORTANT
This prospectus explains the investment objective, policies, strategies, and risks associated with the Fund. To highlight terms and concepts important to mutual fund investors, we have provided Plain Talk(R) explanations along the way. Reading the prospectus will help you decide whether the Fund is the right investment for you. We suggest that you keep this prospectus for future reference.
================================================================================

================================================================================
SHARE CLASS  OVERVIEW
The Fund offers two separate classes of shares: Investor Shares and Admiral Shares. Please note that Admiral Shares are not available to:
-    SIMPLE IRAs and 403(b)(7) custodial accounts;
- Other retirement plan accounts receiving special administrative services from Vanguard; or
- Accounts maintained by financial intermediaries, except in limited circumstances.
The Fund's separate share classes have different expenses; as a result, their investment performances will differ.
================================================================================

FUND PROFILE

INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital growth.


PRIMARY INVESTMENT STRATEGIES
The Fund invests mainly in the stocks of seasoned companies located outside the United States. In selecting stocks, the Fund's advisers evaluates foreign markets around the world and chooses companies with above-average growth potential. The Fund uses two investment advisers to manage its portfolio.


PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:
o Country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets.

o Currency risk, which is the chance that investments in a foreign country will decrease in value if the U.S. dollar rises in value against that country's currency.

o Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with a similar investment objective.
o Investment style risk, which is the chance that returns from growth stocks will trail returns from the overall stock market. Specific types of stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown.


================================================================================
                      ANNUAL TOTAL RETURNS--INVESTOR SHARES
--------------------------------------------------------------------------------
                                   1992      -5.79%
                                   1993      44.74%
                                   1994       0.76%
                                   1995      14.89%
                                   1996      14.65%
                                   1997       4.12%
                                   1998      16.93%
                                   1999      26.34%
                                   2000      -8.60%
                                   2001     -18.92%
--------------------------------------------------------------------------------
The year-to-date return as of the most recent calendar quarter, which ended March 31, 2003, was xx.xx%.
================================================================================


     During the periods shown in the bar chart, the highest return for a calendar quarter was 21.86% (quarter ended December 31, 1999), and the lowest return for a quarter was -20.80% (quarter ended September 30, 2002).

2

     The table shows how the average annual total returns of the Fund's Investor Shares compare with those of a relevant market index. The table presents information for the Investor Shares only, because Admiral Shares were not in operation long enough to report a full calendar-year return. To calculate the figures that depict the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes. You should keep in mind that the after-tax returns are only for the Fund's Investor Share class and that after-tax returns for Admiral Shares will differ.

     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.


     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, after-tax information does not apply to your investment, because such accounts are subject to taxes only upon distribution.


     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.


================================================================================
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                 PERIODS ENDED DECEMBER 31, 2001
                                                1 YEAR     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
VANGUARD INTERNATIONAL GROWTH FUND INVESTOR SHARES
 Return Before Taxes                            -18.92%       2.65%       7.51%
 Return After Taxes on Distributions            -19.39        1.52        6.58
 Return After Taxes on Distributions and
  Sale of Fund Shares                           -11.41        1.98        6.10
--------------------------------------------------------------------------------
MSCI EAFE INDEX* (reflects no deduction for
 fees, expenses, or taxes)                      -21.44%      0.89%        4.46%
 -------------------------------------------------------------------------------
*Morgan Stanley Capital International Europe, Australasia, Far East Index.
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended August 31, 2002.

                                                      INVESTOR        ADMIRAL
                                                        SHARES         SHARES
SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                 None           None
Purchase Fee:                                             None           None
Sales Charge (Load) Imposed on Reinvested  Dividends:     None           None
Redemption Fee:                                           None           None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                     0.60%          0.48%
12b-1 Distribution Fee:                                   None           None
Other Expenses:                                          0.07%          0.06%
 TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.67%          0.54%

     The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

--------------------------------------------------------------------------------
                       1 YEAR       3 YEARS       5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Investor Shares          $68         $214           $373         $835
Admiral Shares            55          173            302          677
--------------------------------------------------------------------------------

     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  FUND EXPENSES
All mutual funds have operating expenses. These expenses, which are deducted from a fund's gross income, are expressed as a percentage of the net assets of the fund. Vanguard International Growth Fund's expense ratios in fiscal year 2002 were as follows: for Investor Shares, 0.67%, or $6.70 per $1,000 of average net assets; for Admiral Shares, 0.54%, or $5.40 per $1,000 of average net assets. The average actively managed international equity mutual fund had expenses in 2001 of 1.69%, or $16.90 per $1,000 of average net assets (derived from data provided by Lipper Inc., which reports on the mutual fund industry). Management expenses, which are one part of operating expenses, include investment advisory fees, as well as other costs of managing a fund--such as account maintenance, reporting, accounting, legal, and other administrative expenses.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               COSTS OF INVESTING
Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs incurred when the fund buys and sells securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

4


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS              CONVERSION FEATURES
Distributed annually in December          Investor Shares--May be converted to
                                         Admiral Shares if you meet certain
INVESTMENT ADVISERS                      account balance and tenure requirements
o Schroder Investment Management          Admiral Shares--Will be converted to
  North America Inc., New York,          Investor Shares if you are no longer
  N.Y., since inception                  eligible for Admiral Shares
o Baillie Gifford Overseas Ltd,
  Edinburgh, Scotland, since 2003

INCEPTION DATE                           NEWSPAPER ABBREVIATION
Investor Shares--September 30,           Investor Shares--IntlGr
1981                                     Admiral Shares--IntlGrAdml
Admiral Shares--August 13, 2001
                                         VANGUARD FUND NUMBER
NET ASSETS (ALL SHARE CLASSES) AS OF     Investor Shares--81
AUGUST 31, 2002                          Admiral Shares--581
$5.8 billion
                                         CUSIP NUMBER
SUITABLE FOR IRAS                        Investor Shares--921910204
Yes (both classes of shares)             Admiral Shares--921910501

MINIMUM INITIAL INVESTMENT               TICKER SYMBOL
Investor Shares--$3,000; $1,000          Investor Shares--VWIGX
 for IRAs and most custodial accounts    Admiral Shares--VWILX
  for minors
Admiral Shares--$250,000
--------------------------------------------------------------------------------



MORE ON THE FUND
This prospectus describes the primary risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this [FLAG] LOGO symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder.

     The following sections explain the primary investment strategies and policies that the Fund uses in pursuit of its objective. The Fund's board of trustees, which oversees the Fund's management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                          GROWTH FUNDS AND VALUE FUNDS
Growth investing and value investing are two styles employed by stock fund managers. Growth funds generally focus on companies believed to have above-average potential for growth in revenue and earnings. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings, and book value. Value funds generally emphasize stocks of companies from which the market does not expect strong growth. The prices of value stocks typically are below-average in comparison with such measures as earnings and book value. These stocks typically pay above-average dividend yields. Growth and value stocks have, in the past, produced similar long-term returns, though each category has periods when it outperforms the other. In general, growth funds appeal to investors who will accept more volatility in hopes of a greater increase in share price. Growth funds also may appeal to investors with taxable accounts who want a higher proportion of returns to come as capital gains (which may be taxed at lower rates than dividend income). Value funds, by contrast, are appropriate for investors who want some dividend income and the potential for capital gains, but are less tolerant of share-price fluctuations.
--------------------------------------------------------------------------------


MARKET EXPOSURE
The Fund invests mainly in common stocks of non-U.S. companies that have above-average potential for growth. About two-thirds of the Fund's assets are invested in long-term growth stocks; the remainder are invested in stocks of companies that represent shorter-term opportunities.

     Because it invests mainly in foreign stocks, the Fund is subject to certain risks.


[FLAG] THE FUND IS SUBJECT TO  INVESTMENT  STYLE RISK,  WHICH IS THE CHANCE THAT
     RETURNS FROM THE TYPES OF STOCKS IN WHICH IT INVESTS WILL TRAIL RETURNS FROM THE OVERALL STOCK MARKET. AS A GROUP, GROWTH STOCKS TEND TO GO THROUGH CYCLES OF DOING BETTER--OR WORSE--THAN THE STOCK MARKET IN GENERAL. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.


[FLAG] THE FUND IS SUBJECT TO STOCK MARKET RISK,  WHICH IS THE CHANCE THAT STOCK
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.


          IN ADDITION, INVESTMENTS IN FOREIGN STOCK MARKETS CAN BE RISKIER THAN U.S. STOCK INVESTMENTS. THE PRICES OF INTERNATIONAL STOCKS AND THE PRICES OF U.S. STOCKS HAVE, AT TIMES, MOVED IN OPPOSITE DIRECTIONS.


     To illustrate the volatility of international stock prices, the following table shows the best, worst, and average total returns for foreign stock markets over various periods as measured by the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, a widely used barometer of international market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of

6

buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.

--------------------------------------------------------------------------------
                 INTERNATIONAL STOCK MARKET RETURNS (1969-2001)
--------------------------------------------------------------------------------
                  1 YEAR        5 YEARS     10 YEARS     20 YEARS
--------------------------------------------------------------------------------
Best               69.4%        36.1%         22.0%        15.5%
Worst             -23.4          0.4           4.4         11.0
Average            12.3         12.2          13.1         13.5
--------------------------------------------------------------------------------

     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1969 through 2001. These average returns reflect past performance on international stocks; you should not regard them as an indication of future returns from either foreign markets as a whole or this Fund in particular.

     Note that the MSCI EAFE Index does not take into account returns for emerging markets, which can be substantially more volatile, and substantially less liquid, than those of the more developed markets included in the Index. In addition, because the MSCI EAFE Index tracks the European and Pacific markets collectively, the above returns do not reflect the variability of returns for these markets individually. To illustrate this variability, the following table shows returns for different international markets--as well as the U.S. market for comparison--from 1992 through 2001, as measured by their respective indexes. Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur.

--------------------------------------------------------------------------------
                   STOCK MARKET RETURNS FOR DIFFERENT MARKETS*
--------------------------------------------------------------------------------
             EUROPEAN           PACIFIC           EMERGING          U.S.
               MARKET            MARKET          MARKETS**        MARKET
--------------------------------------------------------------------------------
1992            -3.66%           -18.56%             11.40%         7.62%
1993            29.88             36.21              74.84         10.08
1994             2.72             12.76              -7.32          1.32
1995            21.95              2.95              -0.01         37.58
1996            21.09             -8.30              15.22         22.96
1997            23.80            -25.87             -16.36         33.36
1998            28.53              2.72             -18.39         28.58
1999            15.89             56.65              60.88         21.04
2000            -8.39            -25.78             -27.94         -9.10
2001           -19.90            -25.40              -2.80        -11.89
--------------------------------------------------------------------------------
*European market returns are measured by the MSCI Europe Index; Pacific market returns are measured by the MSCI Pacific Index; emerging markets returns are measured by the Select Emerging Markets Free Index; and U.S. market returns are measured by the Standard & Poor's 500 Index.
**The inception date of the Select Emerging Markets Free Index was May 4, 1994; returns shown for 1992 to 1994 are measured by the MSCI Emerging Markets Free Index.
--------------------------------------------------------------------------------

     Keep in mind, however, that these returns reflect past performance of the various indexes; you should not consider them as an indication of future returns from the indexes, or from this Fund in particular.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                             INTERNATIONAL INVESTING

Because foreign stock and bond markets operate differently from the U.S. market, Americans investing abroad will encounter risks not typically associated with U.S. companies. For instance, foreign companies are not subject to the same accounting, auditing, and financial reporting standards and practices as U.S. companies, and their stocks may not be as liquid as those of similar U.S. firms. In addition, foreign stock exchanges, brokers, and companies generally have less government supervision and regulation than their counterparts in the United States. These factors, among others, could negatively affect the returns U.S. Investors receive from foreign investments.
--------------------------------------------------------------------------------

[FLAG] THE FUND IS SUBJECT TO COUNTRY  RISK AND CURRENCY  RISK.  COUNTRY RISK IS
     THE CHANCE THAT DOMESTIC EVENTS--SUCH AS POLITICAL UPHEAVAL, FINANCIAL TROUBLES, OR NATURAL DISASTERS--WILL WEAKEN A COUNTRY'S SECURITIES MARKET. CURRENCY RISK IS THE CHANCE THAT INVESTMENTS IN A FOREIGN COUNTRY WILL DECREASE IN VALUE IF THE U.S. DOLLAR RISES IN VALUE AGAINST THAT COUNTRY'S CURRENCY.


SECURITY SELECTION



Each of the two investment advisers will independently select and maintain a portfolio of common stocks for the Fund. The Fund's board of trustees decides the proportion of Fund assets to be managed by each adviser and may change these proportions at any time.

     The two advisers use active management methods, which means they buy and sell securities based on their judgments about the financial prospects of companies, the price of the securities, and the stock market and economy in general.

     Schroder Investment Management North America Inc. (Schroder), believes that the two most important factors in managing the investments of an international stock fund are country selection and stock selection. Schroder continually evaluates financial markets around the world--including Japan, the United Kingdom, the Netherlands, Germany, France, Switzerland, Sweden, Australia, Hong Kong, Singapore, and Italy--and identifies those countries with, in the adviser's opinion, the most favorable business climates. Once an attractive market has been identified, Schroder analyzes the companies there and ranks them according to their potential for above-average earnings growth. Schroder generally considers on-site evaluations an important part of the security selection process, and members of its team therefore visit more than 3,600 companies worldwide. The companies chosen by Schroder reflect a wide variety of countries and industries.

     Baillie Gifford Overseas Ltd (Baillie Gifford), which began managing the Fund in 2003, has an investment philosophy of making long-term investments in well-researched and well-managed quality businesses that enjoy sustainable, competitive advantages in their marketplaces. Baillie Gifford uses a fundamental approach to identify quality growth companies. The firm considers sustainable earnings and free cash flow growth to be critical factors in evaluating a company's prospects.

     Companies  are  screened  first for  quality  and then for  value.  Baillie
Gifford looks for companies with attractive industry backgrounds, strong competitive positions within those industries, high quality earnings and a positive approach towards shareholders. The main fundamental factors considered when analyzing companies in this bottom-up analysis

8


are: earnings growth, cash flow growth, profitability, debt and interest coverage, and valuation.
     To determine how to allocate its portion of the Fund's assets geographically, Baillie Gifford constantly evaluates economic, market, and political trends worldwide. Among the factors considered are currency exchange rates, growth potential of economies and securities markets, technological developments and political and social conditions.



The Fund is generally managed without regard to tax ramifications.


[FLAG] THE  FUND IS  SUBJECT  TO  MANAGER  RISK,  WHICH IS THE  CHANCE  THAT THE
     ADVISERS WILL DO A POOR JOB OF SELECTING THE SECURITIES OR COUNTRIES IN WHICH THE FUND INVESTS.


OTHER INVESTMENT POLICIES AND RISKS
Besides investing in stocks of foreign companies, the Fund may make certain other kinds of investments to achieve its objective.


     The Fund may invest in foreign issuers through American Depositary Receipts
(ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or similar investment vehicles. The Fund may also enter into forward foreign currency exchange contracts to help protect its holdings against unfavorable changes in exchange rates. A forward foreign currency exchange contract is an agreement to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. In other words, the contract guarantees an exchange rate on a given date. These contracts will not, however, prevent the Fund's securities from falling in value during foreign market downswings.

     The Fund may also invest in convertible securities.


[FLAG] THE FUND MAY INVEST, TO A LIMITED EXTENT, IN DERIVATIVES. DERIVATIVES MAY
     INVOLVE  RISKS  DIFFERENT  FROM,  AND  POSSIBLY   GREATER  THAN,  THOSE  OF
     TRADITIONAL INVESTMENTS.

     The Fund may also invest in stock futures and options contracts, which are types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund.
The Fund will not use derivatives for speculative purposes or as leveraged investments that magnify gains or losses. The Fund's obligation under futures contracts will not exceed 20% of its total assets.


     The reasons for which the Fund may invest in futures include:


o To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.
o To reduce the Fund's transaction costs or add value when these instruments are favorably priced.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                   DERIVATIVES
A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily.
Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------

TEMPORARY INVESTMENT MEASURES
The Fund may temporarily depart from its normal investment policies--for instance, by allocating substantial assets to cash investments--in response to extraordinary market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses but may otherwise fail to achieve its investment objective.


COSTS AND MARKET-TIMING
Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted special policies to discourage short-term trading or to compensate the funds for the costs associated with it.
Specifically:
o Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
o Each Vanguard fund (except the money market funds) limits the number of times that an investor can exchange into and out of the fund.

o    Certain   Vanguard  funds  charge  purchase   and/or   redemption  fees  on
     transactions.

     See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.

TURNOVER RATE
Although the Fund normally seeks to invest for the long term, it may sell securities regardless of how long they have been held. The FINANCIAL HIGHLIGHTS section of this prospectus shows historical turnover rates for the Fund. A turnover rate of 100%, for example, would mean that the Fund had sold and replaced securities valued at 100% of its net assets within a one-year period.

10


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  TURNOVER RATE
Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income. As of August 31, 2002, the average turnover rate for all international stock funds was approximately 103%, according to Morningstar, Inc.
--------------------------------------------------------------------------------


THE FUND AND VANGUARD
The Fund is a member of The Vanguard Group, a family of 35 investment companies with more than 100 funds holding assets in excess of $550 billion. All of the funds that are members of The Vanguard Group share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.


     Vanguard  also  provides   marketing   services  to  the  funds.   Although
shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE
The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------


INVESTMENT ADVISER
The Fund uses a multimanager approach. Each adviser independently manages a separate portion of the Fund's assets, subject to the supervision and oversight of the trustees and officers of the Fund.

o Schroder Investment Management North America Inc., 875 Third Avenue, 22nd Floor, New York, N.Y. 10022-6225, is an investment advisory firm founded in 1979. Schroder is part of a worldwide group of banks and financial services companies known as The Schroder Group. As of August 31, 2002, The Schroder Group managed about $150 billion in assets. Schroder Investment Management North America Limited, 31 Gresham Street, London, EC2V 7QA England, serves as the sub-adviser for the Schroder portion of the Fund, commencing on or about April 1, 2003.

o Baillie Gifford Overseas Ltd, 1 Rutland Court, Edinburgh, EH3 8EY, Scotland, is an investment advisory firm founded in 1983. Baillie Gifford Overseas Ltd, is wholly owned by a Scottish investment company, Baillie Gifford & Co. Founded in 1908, Baillie Gifford & Co., which is one of the largest independently owned investment management firms in the United Kingdom, manages money primarily for institutional clients. Baillie Gifford began advising the Fund in 2003. Baillie Gifford & Co.'s assets under management totaled approximately $30 billion as of December 31, 2002.

     The Fund pays each of its investment advisers on a quarterly basis. For each adviser, the quarterly fee is based on certain annual percentage rates applied to the average net assets managed by the adviser over the period. In addition, the quarterly fees paid to each adviser are increased or decreased based on the adviser's performance in comparison to a benchmark index. For these purposes, the cumulative total return of each adviser's portion of the Fund over a trailing 36-month period is compared with the cumulative total return of the MSCI EAFE Index over the same period.

     Schroder Investment Management North America Inc. pays 25% of its advisory fee to Schroder Investment Management North America Limited for providing sub-advisory services.

     Please consult the Fund's Statement of Additional Information for a complete explanation of how advisory fees are calculated.

     For the fiscal year ended August 31, 2002, the advisory fee paid to Schroder represented an effective annual rate of 0.13% of the Fund's average net assets, before a performance-based increase of 0.02%.

     The advisers are authorized to choose broker-dealers to handle the purchase and sale of the Fund's securities, and to seek to obtain the best available price and most favorable execution for all transactions. In the interest of obtaining better execution of a transaction, each adviser may at times choose brokers who charge higher commissions. If more than one broker can obtain the best available price and most favorable execution, then the advisers are authorized to choose a broker who, in addition to executing the transaction, will provide brokerage or research services to the advisers. Also, the board of trustees may direct the advisers to use a particular broker for certain transactions in exchange for commission rebates paid to the Fund or brokerage or research services provided to the advisers.

     Under the terms of an SEC exemptive order, the board of trustees may, without prior approval from shareholders, change the terms of an advisory agreement or hire a new investment adviser--either as a replacement for an existing adviser or as an additional adviser. Any significant change in the Fund's advisory arrangements will be communicated to shareholders in writing. In addition, as the Fund's sponsor and overall manager, The Vanguard Group may provide investment advisory services to the Fund, on an at-cost basis, at any time.



--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               THE FUND'S ADVISERS
The managers primarily responsible for overseeing the Fund's investments are:

RICHARD FOULKES, Executive Vice President and Deputy Chairman of Schroder. He has been with The Schroder Group since 1968 and has managed the Fund since its inception. Education: the Sorbonne, France; M.A., Cambridge University, England.

JAMES K. ANDERSON,  Head of the  Continental  European  Equity  Department,  and
Partner of Baillie Gifford & Co. He has managed assets with Baillie Gifford since 1985, began managing the Fund in 2003. Education: B.A., University College Oxford; Diploma, Bologna Center of Johns Hopkins University; M.A., Carleton University.
--------------------------------------------------------------------------------

12

DIVIDENDS, CAPITAL GAINS, AND TAXES
FUND DISTRIBUTIONS
The Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses), as well as any capital gains realized from the sale of its holdings. Distributions generally occur in December. You can receive distributions of income or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS
As a shareholder, you are entitled to your portion of a fund's income from interest and dividends as well as gains from the sale of investments. Income consists of both the dividends that the fund earns from any stock holdings and the interest it receives from any money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year. You receive the fund's earnings as either a dividend or capital gains distribution.
--------------------------------------------------------------------------------

BASIC TAX POINTS
Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:
o Distributions are taxable to you for federal income tax purposes whether or not you reinvest these amounts in additional Fund shares.
o Distributions declared in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.
o Any dividend and short-term capital gains distributions that you receive are taxable to you as ordinary income for federal income tax purposes.
o Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned shares in the Fund.
o Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows.
o A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.
o Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.
o The Fund may be subject to foreign taxes or foreign tax withholding on dividends, interest, and some capital gains that it receives on foreign securities. You may qualify for an offsetting credit or deduction under U.S. tax laws for your portion of the Fund's foreign tax obligations, provided that you meet certain requirements. See your tax adviser or IRS publications for more information.
o Any conversion between classes of shares of the same fund is a nontaxable event. By contrast, an exchange between classes of shares of different funds is a taxable event.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               "BUYING A DIVIDEND"
Unless you are investing through a tax-deferred  retirement  account (such as an
IRA), you should consider avoiding a purchase of fund shares shortly before the fund makes a distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price will drop to $19 (not counting market change).
You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you reinvest it in more shares. To avoid "buying a dividend," check a fund's distribution schedule before you invest.
--------------------------------------------------------------------------------

GENERAL INFORMATION
BACKUP WITHHOLDING. By law, Vanguard must withhold 30% of any taxable distributions or redemptions from your account if you do not:
o    Provide us with your correct taxpayer identification number;
o    Certify that the taxpayer identification number is correct; and
o    Confirm that you are not subject to backup withholding.
Similarly, Vanguard must withhold taxes from your account if the IRS instructs us to do so.
FOREIGN INVESTORS. Vanguard funds generally are not sold outside the United States, except to certain qualifying investors. If you reside outside the United States, please consult our website at www.vanguard.com and review "Non-U.S. Investors." Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds.
INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.
TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about a fund's tax consequences for you.

14


SHARE PRICE
The Fund's share price, called its net asset value, or NAV, is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. NAV per share is computed by dividing the net assets allocated to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests. However, on those days the value of the Fund's assets may be affected to the extent that the Fund's foreign securities trade on foreign markets that are open.


     Stocks held by a Vanguard fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost. The values of any foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party.


     When reliable market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the fund's pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. When fair-value pricing is employed, the prices of securities used by a fund to calculate its NAV may differ from quoted or published prices for the same securities.


     Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.

FINANCIAL HIGHLIGHTS
The following financial highlights tables are intended to help you understand the Fund's financial performance for the periods shown, and certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with the Fund's financial statements--is included in the Fund's most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

================================================================================
                                PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE
This explanation uses the Fund's Investor Shares as an example. The Investor Shares began fiscal year 2002 with a net asset value (price) of $15.41 per share. During the year, each Investor Share earned $0.19 from investment income (interest and dividends). There was a decline of $2.35 per share in the value of investments held or sold by the Fund, resulting in a net decline of $2.16 from investment operations.

Shareholders received $0.28 per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

The share price at the end of the year was $12.97, reflecting losses of $2.16 per share and distributions of $0.28 per share. This was a decrease of $2.44 per share (from $15.41 at the beginning of the year to $12.97 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was -14.20% for the year.

As of August 31, 2002, the Investor Shares had $4.9 billion in net assets. For the year, the expense ratio was 0.67% ($6.70 per $1,000 of net assets), and the net investment income amounted to 1.28% of average net assets. The Fund sold and replaced securities valued at 40% of its net assets.
================================================================================

INTERNATIONAL GROWTH FUND INVESTOR SHARES
======================================================================================================================
                                                                               YEAR ENDED AUGUST 31,
                                                       ---------------------------------------------------------------
                                                            2002          2001          2000         1999        1998
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $15.41        $22.23        $19.75       $16.57      $17.86
----------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                       .19           .23           .26          .27         .25
 Net Realized and Unrealized Gain (Loss) on Investments    (2.35)        (5.41)         3.38         3.29        (.81)
----------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                          (2.16         (5.18)         3.64         3.56        (.56)
----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                       (.24)         (.22)         (.26)        (.22)       (.21)
 Distributions from Realized Capital Gains                  (.04)        (1.42)         (.90)        (.16)       (.52)
----------------------------------------------------------------------------------------------------------------------
 Total Distributions                                        (.28)        (1.64)        (1.16)        (.38)       (.73)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $12.97        $15.41        $22.23       $19.75      $16.57
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             -14.20%       -24.49%        18.68%       21.70%      -2.99%
----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                     $4,930        $6,447       $10,144       $8,000      $6,820
 Ratio of Total Expenses to Average Net Assets             0.67%         0.61%         0.53%        0.58%       0.59%
 Ratio of Net Investment Income to Average Net Assets      1.28%         1.19%         1.26%        1.42%       1.39%
 Turnover Rate                                               40%           48%           48%          37%         37%
======================================================================================================================

16


INTERNATIONAL GROWTH FUND ADMIRAL SHARES
================================================================================
                                                   YEAR ENDED        AUG. 13* TO
                                                AUG. 31, 2002      AUG. 31, 2001
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $49.02            $50.00
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                   .677               .07
 Net Realized and Unrealized Gain (Loss)
  on Investments                                       (7.502)            (1.05)
--------------------------------------------------------------------------------
 Total from Investment Operations                      (6.825)             (.98)
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                   (.795)               --
 Distributions from Realized Capital Gains              (.130)               --
--------------------------------------------------------------------------------
 Total Distributions                                    (.925)               --
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $41.27            $49.02
--------------------------------------------------------------------------------
TOTAL RETURN                                          -14.12%             -1.96%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                    $895             $495
 Ratio of Total Expenses to Average Net Assets          0.54%            0.54%**
 Ratio of Net Investment Income to Average Net Assets   1.53%            2.50%**
 Turnover Rate                                            40%                48%
================================================================================
 *Inception.
**Annualized.

                                                                              17
================================================================================
INVESTING WITH VANGUARD
This section of the prospectus explains the basics of doing business with Vanguard. A special booklet, Investing Made Easy, provides information that will help individual investors make the most of their relationship with Vanguard. A separate booklet, The Compass, does the same for institutional investors. You can request either booklet by calling or writing Vanguard, using the Contacting Vanguard instructions at the end of this section.

                                  BUYING SHARES
                                CONVERTING SHARES
                                REDEEMING SHARES
                                EXCHANGING SHARES
                           OTHER RULES YOU SHOULD KNOW
                            FUND AND ACCOUNT UPDATES
                               CONTACTING VANGUARD
================================================================================

BUYING SHARES
ACCOUNT MINIMUMS FOR INVESTOR SHARES
TO OPEN AND MAINTAIN AN ACCOUNT: $3,000 for regular accounts; $1,000 for IRAs and most custodial accounts for minors.
TO ADD TO AN EXISTING ACCOUNT: $100 by mail, exchange, or Fund Express; $1,000 by wire.
     Vanguard reserves the right to increase or decrease the minimum amount required to open and maintain an account, or to add to an existing account, without prior notice.

ACCOUNT MINIMUMS FOR ADMIRAL SHARES
TO OPEN AND MAINTAIN AN ACCOUNT: $250,000 for new investors; $150,000 or $50,000 for existing investors who are eligible to convert Investor Shares into Admiral Shares (see Converting Shares). Institutional clients should contact Vanguard for information on special rules that may apply to them.
TO ADD TO AN EXISTING ACCOUNT: $100 by mail, exchange, or Fund Express; $1,000 by wire.

HOW TO BUY SHARES
ONLINE: You can open certain types of accounts or buy shares in an existing account through our website at www.vanguard.com.
BY CHECK: Mail your check and a completed account registration form to Vanguard. When adding to an existing account, send your check with an Invest-By-Mail form detached from your last account statement. Make your check payable to: The Vanguard Group--Fund number. For a list of Fund numbers and addresses, see Contacting Vanguard.
BY EXCHANGE PURCHASE: You can purchase shares with the proceeds of a redemption from another Vanguard(R) fund. See Exchanging Shares and Other Rules You Should Know.

18

BY WIRE: Call Vanguard to purchase shares by wire. See Contacting Vanguard.
BY FUND EXPRESS(R) (AUTOMATIC OR SPECIAL PURCHASES): You can purchase shares by electronically transferring money from a previously designated bank account. To establish this option, you must complete a special form or the appropriate section of your account registration.

YOUR PURCHASE PRICE
ONLINE, BY CHECK, BY EXCHANGE, OR BY WIRE: You buy shares at a fund's NAV determined as of your TRADE DATE. For all Vanguard funds (except money market funds), purchases received at Vanguard before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time) receive a trade date of the same day, and purchases received after that time receive a trade date of the first business day following the date of receipt. For money market funds, the trade date depends on the method of payment for the purchase.
BY FUND EXPRESS: For all Vanguard funds, Fund Express instructions received at Vanguard before the close of regular trading on the Exchange will result in a purchase that occurs on and receives a trade date of the next business day (two business days later for money market funds).

PURCHASE RULES YOU SHOULD KNOW
*ADMIRAL SHARES. Please note that Admiral Shares are NOT available to:
o    SIMPLE IRAs and 403(b)(7) custodial accounts;
o Other retirement plan accounts receiving special administrative services from Vanguard; or
o Accounts maintained by financial intermediaries, except in limited circumstances.
*CHECK PURCHASES. All purchase checks must be written in U.S. dollars and drawn on a U.S. bank. Vanguard does not accept cash, traveler's checks, or money orders. In addition, to protect the funds from check fraud, Vanguard will not accept checks made payable to third parties.


*NEW ACCOUNTS. We are required by law to obtain from you certain personal information that we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your identity, Vanguard reserves the right to close your account or take such other steps as we deem reasonable.


*LARGE PURCHASES. Vanguard reserves the right to reject any purchase request that may disrupt a fund's operation or performance. Please call us before attempting to invest a large dollar amount.
*NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).

*FUTURE PURCHASES. All Vanguard funds reserve the right to stop selling shares at any time, or to reject specific purchase requests, including purchases by exchange from another Vanguard fund, at any time, for any reason.

CONVERTING SHARES
ANY CONVERSION BETWEEN CLASSES OF SHARES OF THE SAME FUND IS A NONTAXABLE EVENT.

PRICING OF SHARE CLASS CONVERSIONS
If you convert from one class of shares to another, the transaction will be based on the respective share prices of the separate classes on the trade date for the conversion.

     Consequently, a conversion may provide you with fewer shares or more shares than you originally owned, depending on that day's share prices. At the time of conversion, the total value of your "old" shares will equal the total value of your "new" shares. However, subsequent share price fluctuations may decrease or increase the total value of your "new" shares as compared with that of your "old" shares.

IMMEDIATE CONVERSIONS INTO ADMIRAL SHARES
All shares purchased before the issuance of Admiral Shares are considered Investor Shares. You may convert Investor Shares into Admiral Shares at any time if your account balance in the Fund is at least $250,000. Registered users of Vanguard.com may request a conversion to Admiral Shares online. Or you may contact Vanguard by telephone or mail to request this transaction.


TENURE CONVERSIONS INTO ADMIRAL SHARES
THREE-YEAR PRIVILEGE. After three years in the Fund, you may convert Investor Shares into Admiral Shares if your account balance in the Fund is at least $150,000 and you are registered with Vanguard.com.
TEN-YEAR PRIVILEGE. After ten years in the Fund, you may convert Investor Shares into Admiral Shares if your account balance in the Fund is at least $50,000 and you are registered with Vanguard.com.
     Registered users of Vanguard.com may request a tenure conversion online. Or you may contact Vanguard by telephone or mail to request this transaction.

MANDATORY CONVERSIONS INTO INVESTOR SHARES
If an investor no longer meets the requirements for Admiral Shares, the Fund may convert the investor's Admiral Shares into Investor Shares. A decline in the investor's account balance because of market movement may result in such a conversion. The Fund will notify the investor in writing before any mandatory conversion into Investor Shares.

20

REDEEMING SHARES
HOW TO REDEEM SHARES
Be sure to check Other Rules You Should Know before initiating your request.
ONLINE: Request a redemption through our website at www.vanguard.com.
BY TELEPHONE: Contact Vanguard by telephone to request a redemption. For telephone numbers, see Contacting Vanguard.
BY MAIL: Send your written redemption instructions to Vanguard. For addresses, see Contacting Vanguard.
BY FUND EXPRESS: If you've established the Fund Express option on your account, you can redeem shares by electronically transferring your redemption proceeds to a previously designated bank account. The Fund Express option is not automatic; you must establish it by completing a special form or the appropriate section of your account registration.

YOUR REDEMPTION PRICE
You redeem shares at a fund's next-determined NAV after Vanguard receives your redemption request, including any special documentation required under the circumstances. As long as your request is received before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time), your shares are redeemed at that day's NAV. This is known as your TRADE DATE.

TYPES OF REDEMPTIONS
*CHECK REDEMPTIONS. Unless instructed otherwise, Vanguard will mail you a check, normally within two business days of your trade date.
*EXCHANGE REDEMPTIONS. You may instruct Vanguard to apply the proceeds of your redemption to purchase shares of another Vanguard fund. See Exchanging Shares and Other Rules You Should Know.
*FUND EXPRESS REDEMPTIONS. Proceeds of shares redeemed by Fund Express will be credited to your bank account two business days after your trade date.
*WIRE REDEMPTIONS. When redeeming from a money market fund or a bond fund, you may instruct Vanguard to wire your redemption proceeds ($1,000 minimum) to a previously designated bank account. Wire redemptions are not available for Vanguard's balanced or stock funds. The wire redemption option is not automatic; you must establish it by completing a special form or the appropriate section of your account registration. A $5 fee - applies to wire redemptions under $5,000. Money Market Funds: For telephone requests received at Vanguard by 10:45 a.m. (2 p.m. for Vanguard(R) Prime Money Market Fund), Eastern time, the redemption proceeds will leave Vanguard by the close of business that same day. For other requests received before 4 p.m., Eastern time, the redemption proceeds will leave Vanguard by the close of business on the following business day.

Bond Funds: For requests received at Vanguard by 4 p.m., Eastern time, the redemption proceeds will leave Vanguard by the close of business on the following business day.

REDEMPTION RULES YOU SHOULD KNOW
*SPECIAL ACCOUNTS. Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, nonprofit, or retirement accounts. Please call us before attempting to redeem from these types of accounts. *POTENTIALLY DISRUPTIVE REDEMPTIONS. Vanguard reserves the right to pay all or part of your redemption in-kind--that is, in the form of securities--if we believe that a cash redemption would disrupt the fund's operation or performance. Under these circumstances, Vanguard also reserves the right to delay payment of your redemption proceeds for up to seven days. By calling us before you attempt to redeem a large dollar amount, you are more likely to avoid in-kind or delayed payment of your redemption.
*RECENTLY PURCHASED SHARES. While you can redeem shares at any time, proceeds will not be made available to you until the Fund collects payment for your purchase. This may take up to ten calendar days for shares purchased by check or Vanguard Fund Express(R).
*SHARE CERTIFICATES. If share certificates have been issued for your account, those shares cannot be redeemed until you return the certificates (unsigned) to Vanguard by registered mail. For the correct address, see Contacting Vanguard. *PAYMENT TO A DIFFERENT PERSON OR ADDRESS. We can make your redemption check payable to a different person or send it to a different address. However, this requires the written consent of all registered account owners, which must be provided under signature guarantees. You can obtain a signature guarantee from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public cannot provide a signature guarantee.
*NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).


*EMERGENCY CIRCUMSTANCES. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days. In addition, Vanguard funds can suspend redemptions and/or postpone payments of redemption proceeds beyond seven calendar days at times when the New York Stock Exchange is closed or during emergency circumstances, as determined by the U.S. Securities and Exchange Commission.

22

EXCHANGING SHARES
All open Vanguard funds accept exchange requests online (through your account registered with VANGUARD.COM), by telephone, or by mail. However, because excessive exchanges can disrupt management of a fund and increase the fund's costs for all shareholders, Vanguard places certain limits on the exchange privilege.

If you are exchanging into or out of the U.S. STOCK INDEX FUNDS, INTERNATIONAL STOCK INDEX FUNDS, REIT INDEX FUND, BALANCED INDEX FUND, CALVERT SOCIAL INDEX
FUND, INTERNATIONAL GROWTH FUND, INTERNATIONAL VALUE FUND, INTERNATIONAL EXPLORER(TM) FUND, or GROWTH AND INCOME FUND, these limits generally are as follows:
o No online or telephone exchanges between 2:30 p.m. and 4 p.m., Eastern time, on business days. Any exchange request placed during these hours will not be accepted. On days when the New York Stock Exchange is scheduled to close early, this end-of-day restriction will be adjusted to begin 1 1/2 hours prior to the scheduled close. (For example, if the New York Stock Exchange is scheduled to close at 1 p.m., Eastern time, the cutoff for online and phone exchanges will be 11:30 a.m., Eastern time.)
o No more than two exchanges OUT of a fund may be requested online or by telephone within any 12-month period.
     For ALL OTHER VANGUARD FUNDS, the following limits generally apply:
o No more than two substantive "round trips" through a non-money-market fund during any 12-month period. A "round trip" is a redemption OUT of a fund (by any means) followed by a purchase back INTO the same fund (by any means). "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the fund.
o    Round trips must be at least 30 days apart.


     Please note that Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason. Also, in the event of a conflict between the exchange-privilege limitations of two funds, the stricter policy will apply to the transaction.

OTHER RULES YOU SHOULD KNOW
VANGUARD.COM(R)
*REGISTRATION. You can use your personal computer to review your account holdings, to sell or exchange shares of most Vanguard funds, and to perform other transactions. To establish this service, you can register online.
*SOME VANGUARD FUNDS DO NOT PERMIT ONLINE EXCHANGES BETWEEN 2:30 P.M. AND 4 P.M., EASTERN TIME. To discourage market-timing, the following Vanguard funds generally do not permit online exchanges between 2:30 p.m. and 4 p.m., Eastern time, on business days: the U.S. Stock Index Funds, International Stock Index Funds, REIT Index Fund, Balanced Index Fund, Calvert Social Index Fund, International Growth Fund, International Value Fund, International Explorer Fund, and Growth and Income Fund. Funds may be added to or deleted from this list at any time without prior notice to shareholders.

TELEPHONE TRANSACTIONS
*AUTOMATIC. In setting up your account, we'll automatically enable you to do business with us by regular telephone, unless you instruct us otherwise in writing.
*TELE-ACCOUNT(R). To conduct account transactions through Vanguard's automated telephone service, you must first obtain a Personal Identification Number (PIN). Call Tele-Account to obtain a PIN, and allow seven days before using this service.
*PROOF OF A CALLER'S AUTHORITY. We reserve the right to refuse a telephone request if the caller is unable to provide the following information exactly as registered on the account:
 o Ten-digit account number.
 o Complete owner name and address.
 o Primary Social Security or employer identification number.
 o Personal Identification Number (PIN), if applicable.
*SUBJECT TO REVISION. We reserve the right to revise or terminate Vanguard's telephone transaction service at any time, without notice.
*SOME VANGUARD FUNDS DO NOT PERMIT TELEPHONE EXCHANGES BETWEEN 2:30 P.M. AND 4 P.M., EASTERN TIME. To discourage market-timing, the following Vanguard funds generally do not permit telephone exchanges between 2:30 p.m. and 4 p.m., Eastern time, on business days: the U.S. Stock Index Funds, International Stock Index Funds, REIT Index Fund, Balanced Index Fund, Calvert Social Index Fund, International Growth Fund, International Value Fund, International Explorer Fund, and Growth and Income Fund. Funds may be added to or deleted from this list at any time without prior notice to shareholders.

24

WRITTEN INSTRUCTIONS
*"GOOD ORDER" REQUIRED. We reserve the right to reject any written transaction instructions that are not in "good order." This means that your instructions must include:
o    The fund name and account number.
o    The amount of the transaction (in dollars, shares, or percent).
o    Authorized signature, as registered on the account.
o Signature guarantees, if required for the type of transaction.*
o Any supporting legal documentation that may be required.
*For instance, signature guarantees must be provided by all registered account owners when redemption proceeds are to be sent to a different person or address. Call Vanguard for specific signature-guarantee requirements.

ACCOUNTS WITH MORE THAN ONE OWNER
In the case of an account with more than one owner, Vanguard will accept telephone or written instructions from any owner unless all owners specifically instruct us otherwise.

RESPONSIBILITY FOR FRAUD
Vanguard will not be responsible for any account losses due to fraud, so long as we reasonably believe that the person transacting business on an account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account statements that we send to you. Contact Vanguard immediately about any transactions you believe to be unauthorized.

UNCASHED CHECKS
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.

UNUSUAL CIRCUMSTANCES
If you experience difficulty contacting Vanguard online, by telephone, or by Tele-Account, you can send us your transaction request by regular or express mail. See Contacting Vanguard for addresses.

INVESTING WITH VANGUARD THROUGH OTHER FIRMS
     You may purchase or sell Investor Shares of most Vanguard funds through a financial intermediary, such as a bank, broker, or investment adviser. HOWEVER, ACCESS TO ADMIRAL SHARES THROUGH A FINANCIAL INTERMEDIARY IS RESTRICTED. PLEASE CONSULT YOUR FINANCIAL INTERMEDIARY TO DETERMINE WHETHER ADMIRAL SHARES ARE AVAILABLE THROUGH THAT FIRM.


     If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any rules or fees that may apply.


LOW-BALANCE ACCOUNTS
All   Vanguard   funds   reserve   the  right  to  close   any   investment-only
retirement-plan account or any nonretirement account whose balance falls below the minimum initial investment. If a fund has a redemption fee, that fee will apply to shares redeemed upon closure of the account.

     Vanguard deducts a $10 fee in June from each nonretirement account whose balance at that time is below $2,500 ($500 for Vanguard(R) STAR(TM) Fund). The fee can be waived if your total Vanguard account assets are $50,000 or more.

FUND AND ACCOUNT UPDATES
CONFIRMATION STATEMENTS
We will send you a statement confirming the trade date and amount of your transaction when you buy, sell, or exchange shares.

PORTFOLIO SUMMARIES
We will send you quarterly portfolio summaries to help you keep track of your accounts throughout the year. Each summary shows the market value of your account at the close of the statement period, as well as all distributions, purchases, sales, and exchanges for the current calendar year.

TAX STATEMENTS
We will send you annual tax statements to assist in preparing your income tax returns. These statements, which are generally mailed in January, will report the previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement plans.

AVERAGE-COST REVIEW STATEMENTS
For most taxable accounts, average-cost review statements will accompany the quarterly portfolio summaries. These statements show the average cost of shares that you redeemed during the current calendar year, using the average-cost single-category method, which is one of the methods established by the IRS.

ANNUAL AND SEMIANNUAL REPORTS
Financial reports about Vanguard International Growth Fund will be mailed twice a year, in April and October. These comprehensive reports include overviews of the financial markets and specific information concerning the Fund:
o    Performance assessments with comparisons to industry benchmarks.
o    Reports from the adviser.
o    Financial statements with detailed listings of the Fund's holdings.

     To keep the Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When we find that two or more shareholders have the same last name and address, we send just one copy of the Fund report to that address, instead of mailing separate reports to each shareholder, unless you contact our Client Services Department in writing, by telephone, or by e-mail and instruct us otherwise.

26

     Vanguard can deliver your Fund reports electronically, if you prefer. If you are a registered user of Vanguard.com, you can consent to the electronic delivery of Fund reports by logging on and changing your mailing preference under "My Profile." You can revoke your electronic consent at any time, and we will send paper copies of Fund reports within 30 days of receiving your notice.

CONTACTING VANGUARD

ONLINE
VANGUARD.COM
o    Your best source of Vanguard news
o    For fund, account, and service information
o    For most account transactions
o    For literature requests
o    24 hours per day, 7 days per week

VANGUARD TELE-ACCOUNT(R)
1-800-662-6273
(ON-BOARD)
o    For automated fund and account information
o For redemptions by check, exchange (subject to certain limitations), or wire
o    Toll-free, 24 hours per day, 7 days per week

INVESTOR INFORMATION
1-800-662-7447 (SHIP)
(Text telephone at 1-800-952-3335)
o    For fund and service information
o    For literature requests
o    Business hours only

CLIENT SERVICES
1-800-662-2739 (CREW)
(Text telephone at 1-800-749-7273)
o    For account information
o    For most account transactions
o    Business hours only

ADMIRAL SERVICE CENTER
1-888-237-9949
o    For Admiral account information
o    For most Admiral transactions
o    Business hours only

INSTITUTIONAL DIVISION
1-888-809-8102
o    For information and services for large institutional investors
o    Business hours only

VANGUARD ADDRESSES
REGULAR MAIL (INDIVIDUALS):
The Vanguard Group
P.O. Box 1110
Valley Forge, PA 19482-1110

26

REGULAR MAIL (INSTITUTIONS):
The Vanguard Group
P.O. Box 2900
Valley Forge, PA 19482-2900

REGISTERED, EXPRESS, OR OVERNIGHT MAIL:
The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815

FUND NUMBERS
Please  use  the  specific  fund  number  when   contacting  us  about  Vanguard
International Growth Fund--81 (Investor Shares) or 581 (Admiral Shares).



The Vanguard Group, Vanguard, Vanguard.com, Plain Talk, Admiral, Vanguard Fund Express, Fund Express, Vanguard Tele-Account, Tele-Account, STAR, Explorer, and the ship logo are trademarks of The Vanguard Group, Inc. Calvert Social Index is a trademark of Calvert Group, Ltd., and has been licensed for use by The Vanguard Group, Inc. Vanguard Calvert Social Index Fund is not sponsored, endorsed, sold, or promoted by Calvert Group, Ltd., and Calvert Group, Ltd., makes no representation regarding the advisability of investing in the fund. All other marks are the exclusive property of their respective owners.

                      (THIS PAGE INTENTIONALLY LEFT BLANK.)

                      (THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CASH INVESTMENTS
Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

COUNTRY RISK
The chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets.


CURRENCY RISK
The chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.


DIVIDEND DISTRIBUTION
Payment to mutual fund shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.


GROWTH FUND
A mutual fund that emphasizes stocks of companies believed to have above-average prospects for growth in revenue and earnings. These stocks typically have low dividend yields and above-average prices in relation to such measures as revenue, earnings, and book value.


INTERNATIONAL STOCK FUND
A mutual fund that invests in the stocks of companies located outside the United States.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is also called its share value or share price.

PRICE/EARNINGS (P/E) RATIO
The current share price of a stock, divided by its per-share earnings (profits). A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.

PRINCIPAL
The amount of money you put into an investment.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.


VALUE FUND
A mutual fund that emphasizes stocks whose prices typically are below-average in comparison with such measures as earnings and book value. These stocks typically have above-average dividend yields.


VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                                                                     [SHIP LOGO]
                                                           THE VANGUARD GROUP(R
                                                            POST OFFICE BOX 2600
                                                     VALLEY FORGE, PA 19482-2600

FOR MORE INFORMATION
If you'd like more information about Vanguard International Growth Fund, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS
TO SHAREHOLDERS
Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more detailed information about the Fund.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus. To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Fund or other Vanguard funds, please contact us as follows:

THE VANGUARD GROUP
INVESTOR INFORMATION DEPARTMENT
P.O. BOX 2600
VALLEY FORGE, PA 19482-2600

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

WORLD WIDE WEB:
WWW.VANGUARD.COM

If you are a current Fund shareholder and would like information about your account, account transactions, and/or account statements, please call:

CLIENT SERVICES DEPARTMENT
TELEPHONE:
1-800-662-2739 (CREW)

TEXT TELEPHONE:
1-800-749-7273

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC)
You can review and copy information about the Fund (including the SAI) at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-942-8090. Reports and other information about the Fund are also available on the SEC's Internet site at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

                                                   Fund's Investment Company Act
                                                           file number: 811-1027

                                               (C) 2002 The Vanguard Group, Inc.
                                                            All rights reserved.
                                                 Vanguard Marketing Corporation,
                                                                    Distributor.


                                                                     P081 042003

VANGUARD(R) INTERNATIONAL GROWTH FUND

INVESTOR SHARES FOR PARTICIPANTS


APRIL 7, 2003


This prospectus
contains financial data
for the Fund through
the fiscal year ended
August 31, 2002.

STOCK

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                           THE VANGUARD GROUP(R)

VANGUARD INTERNATIONAL GROWTH FUND

INVESTOR SHARES

PARTICIPANT PROSPECTUS


APRIL 7, 2003


AN INTERNATIONAL STOCK MUTUAL FUND
================================================================================
1 FUND PROFILE                       12 SHARE PRICE

3 ADDITIONAL INFORMATION             13 FINANCIAL HIGHLIGHTS

4 MORE ON THE FUND                   15 INVESTING WITH VANGUARD

9 THE FUND AND VANGUARD              16 ACCESSING FUND INFORMATION BY COMPUTER


10 INVESTMENT ADVISERS               GLOSSARY (inside back cover)

11 DIVIDENDS, CAPITAL GAINS, AND TAXES
================================================================================

================================================================================
WHY READING THIS PROSPECTUS IS IMPORTANT
This prospectus explains the investment objective, policies, strategies, and risks associated with the Fund. To highlight terms and concepts important to mutual fund investors, we have provided Plain Talk(R) explanations along the way. Reading the prospectus will help you decide whether the Fund is the right investment for you. We suggest that you keep this prospectus for future reference.
This  prospectus   offers  the  Fund's  Investor  Shares  and  is  intended  for participants in employer-sponsored retirement or savings plans. Another version--for investors who would like to open a personal investment account--can be obtained by calling Vanguard at 1-800-662-7447.
================================================================================

FUND PROFILE

INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital growth.


PRIMARY INVESTMENT STRATEGIES
The Fund invests mainly in the stocks of seasoned companies located outside the United States. In selecting stocks, the Fund's advisers evaluate foreign markets around the world and chooses companies with above-average growth potential. The Fund uses two investment advisers to manage its portfolio.


PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:
o Country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets.

o Currency risk, which is the chance that investments in a foreign country will decrease in value if the U.S. dollar rises in value against that country's currency.

o Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with a similar investment objective.
o Investment style risk, which is the chance that returns from growth stocks will trail returns from the overall stock market. Specific types of stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


================================================================================
                      ANNUAL TOTAL RETURNS--INVESTOR SHARES
--------------------------------------------------------------------------------
                                   1992      -5.79%
                                   1993      44.74%
                                   1994       0.76%
                                   1995      14.89%
                                   1996      14.65%
                                   1997       4.12%
                                   1998      16.93%
                                   1999      26.34%
                                   2000      -8.60%
                                   2001     -18.92%
--------------------------------------------------------------------------------
The year-to-date return as of the most recent calendar quarter, which ended March 31, 2003, was xx.xx%.
================================================================================

2

     During the periods shown in the bar chart, the highest return for a calendar quarter was 21.86% (quarter ended December 31, 1999), and the lowest return for a quarter was -20.80% (quarter ended September 30, 2002).

================================================================================
        AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------
                                        1 YEAR     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Vanguard International Growth Fund
 Investor Shares                        -18.92%       2.65%       7.51%
MSCI EAFE Index*                        -21.44        0.89        4.46
--------------------------------------------------------------------------------
*Morgan Stanley Capital International Europe, Australasia, Far East Index.
================================================================================

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended August 31, 2002.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                            None
      Purchase Fee:                                                        None
      Sales Charge (Load) Imposed on Reinvested Dividends:                 None
      Redemption Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                                0.60%
      12b-1 Distribution Fee:                                              None
      Other Expenses:                                                     0.07%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                              0.67%

     The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

--------------------------------------------------------------------------------
           1 YEAR          3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
             $68             $214           $373           $835
--------------------------------------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  FUND EXPENSES
All mutual funds have operating expenses. These expenses, which are deducted from a fund's gross income, are expressed as a percentage of the net assets of the fund. Vanguard International Growth Fund Investor Shares' expense ratio in fiscal year 2002 was 0.67%, or $6.70 per $1,000 of average net assets. The average actively managed international equity mutual fund had expenses in 2001 of 1.69%, or $16.90 per $1,000 of average net assets (derived from data provided by Lipper Inc., which reports on the mutual fund industry). Management expenses, which are one part of operating expenses, include investment advisory fees as well as other costs of managing a fund--such as account maintenance, reporting, accounting, legal, and other administrative expenses.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               COSTS OF INVESTING
Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs incurred when the fund buys and sells securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS                    NEWSPAPER ABBREVIATION
Distributed annually in December               IntlGr

INVESTMENT ADVISERS                            VANGUARD FUND NUMBER
o Schroder Investment Management North         81
  America Inc., New York, N.Y,,
  since inception

o Baillie Gifford Overseas Ltd,
  Edinburgh, Scotland, since 2003
                                               CUSIP NUMBER
INCEPTION DATE                                 921910204
September 30, 1981
                                               TICKER SYMBOL
NET ASSETS (ALL SHARE CLASSES) AS OF           VWIGX
AUGUST 31, 2002
$5.8 billion
--------------------------------------------------------------------------------

4

MORE ON THE FUND
This prospectus describes the primary risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this [FLAG] LOGO symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder.

     The following sections explain the primary investment strategies and policies that the Fund uses in pursuit of its objective. The Fund's board of trustees, which oversees the Fund's management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                          GROWTH FUNDS AND VALUE FUNDS
Growth investing and value investing are two styles employed by stock fund managers. Growth funds generally focus on companies believed to have above-average potential for growth in revenue and earnings. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings, and book value. Value funds generally emphasize stocks of companies from which the market does not expect strong growth. The prices of value stocks typically are below-average in comparison with such measures as earnings and book value. These stocks typically pay above-average dividend yields. Growth and value stocks have, in the past, produced similar long-term returns, though each category has periods when it outperforms the other. In general, growth funds appeal to investors who will accept more volatility in hopes of a greater increase in share price. Growth funds also may appeal to investors with taxable accounts who want a higher proportion of returns to come as capital gains (which may be taxed at lower rates than dividend income). Value funds, by contrast, are appropriate for investors who want some dividend income and the potential for capital gains, but are less tolerant of share-price fluctuations.
--------------------------------------------------------------------------------

MARKET EXPOSURE
The Fund invests mainly in common stocks of non-U.S. companies that have above-average potential for growth. About two-thirds of the Fund's assets are invested in long-term growth stocks; the remainder are invested in stocks of companies that represent shorter-term opportunities.

     Because it invests mainly in foreign stocks, the Fund is subject to certain risks.


[FLAG] THE FUND IS SUBJECT TO  INVESTMENT  STYLE RISK,  WHICH IS THE CHANCE THAT
     RETURNS FROM THE TYPES OF STOCKS IN WHICH IT INVESTS WILL TRAIL RETURNS FROM THE OVERALL STOCK MARKET. AS A GROUP, GROWTH STOCKS TEND TO GO THROUGH CYCLES OF DOING BETTER--OR WORSE--THAN THE STOCK MARKET IN GENERAL. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.


[FLAG] THE FUND IS SUBJECT TO STOCK MARKET RISK,  WHICH IS THE CHANCE THAT STOCK
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.


          IN ADDITION, INVESTMENTS IN FOREIGN STOCK MARKETS CAN BE RISKIER THAN U.S. STOCK INVESTMENTS. THE PRICES OF INTERNATIONAL STOCKS AND THE PRICES OF U.S. STOCKS HAVE, AT TIMES, MOVED IN OPPOSITE DIRECTIONS. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.


     To illustrate the volatility of international stock prices, the following table shows the best, worst, and average total returns for foreign stock markets over various periods as measured by the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, a widely used barometer of international market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.

--------------------------------------------------------------------------------
                 INTERNATIONAL STOCK MARKET RETURNS (1969-2001)
--------------------------------------------------------------------------------
                    1 YEAR         5 YEARS    10 YEARS     20 YEARS
--------------------------------------------------------------------------------
Best                 69.4%          36.1%       22.0%        15.5%
Worst               -23.4            0.4         4.4         11.0
Average              12.3           12.2        13.1         13.5
--------------------------------------------------------------------------------

     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1969 through 2001. These average returns reflect past performance on international stocks; you should not regard them as an indication of future returns from either foreign markets as a whole or this Fund in particular.

6

     Note that the MSCI EAFE Index does not take into account returns for emerging markets, which can be substantially more volatile, and substantially less liquid, than those of the more developed markets included in the Index. In addition, because the MSCI EAFE Index tracks the European and Pacific markets collectively, the above returns do not reflect the variability of returns for these markets individually. To illustrate this variability, the following table shows returns for different international markets--as well as the U.S. market for comparison--from 1992 through 2001, as measured by their respective indexes. Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur.

--------------------------------------------------------------------------------
                   STOCK MARKET RETURNS FOR DIFFERENT MARKETS*
--------------------------------------------------------------------------------
             EUROPEAN           PACIFIC           EMERGING          U.S.
               MARKET            MARKET          MARKETS**        MARKET
--------------------------------------------------------------------------------
1992            -3.66%           -18.56%             11.40%         7.62%
1993            29.88             36.21              74.84         10.08
1994             2.72             12.76              -7.32          1.32
1995            21.95              2.95              -0.01         37.58
1996            21.09             -8.30              15.22         22.96
1997            23.80            -25.87             -16.36         33.36
1998            28.53              2.72             -18.39         28.58
1999            15.89             56.65              60.88         21.04
2000            -8.39            -25.78             -27.94         -9.10
2001           -19.90            -25.40              -2.80        -11.89
--------------------------------------------------------------------------------
*European market returns are measured by the MSCI Europe Index; Pacific market returns are measured by the MSCI Pacific Index; emerging markets returns are measured by the Select Emerging Markets Free Index; and U.S. market returns are measured by the Standard & Poor's 500 Index.
**The inception date of the Select Emerging Markets Free Index was May 4, 1994; returns shown for 1992 to 1994 are measured by the MSCI Emerging Markets Free Index.
--------------------------------------------------------------------------------

     Keep in mind, however, that these returns reflect past performance of the various indexes; you should not consider them as an indication of future returns from the indexes, or from this Fund in particular.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                             INTERNATIONAL INVESTING
Because foreign stock and bond markets operate differently from the U.S. market, Americans investing abroad will encounter risks not typically associated with U.S. companies. For instance, foreign companies are not subject to the same accounting, auditing, and financial reporting standards and practices as U.S. companies, and their stocks may not be as liquid as those of similar U.S. firms. In addition, foreign stock exchanges, brokers, and companies generally have less government supervision and regulation than their counterparts in the United States. These factors, among others, could negatively affect the returns U.S. investors receive from foreign investments.
--------------------------------------------------------------------------------

[FLAG] THE FUND IS SUBJECT TO COUNTRY  RISK AND CURRENCY  RISK.  COUNTRY RISK IS
     THE CHANCE THAT DOMESTIC EVENTS--SUCH AS POLITICAL UPHEAVAL, FINANCIAL TROUBLES, OR NATURAL DISASTERS--WILL WEAKEN A COUNTRY'S SECURITIES MARKET. CURRENCY RISK IS THE CHANCE THAT INVESTMENTS IN A FOREIGN COUNTRY WILL DECREASE IN VALUE IF THE U.S. DOLLAR RISES IN VALUE AGAINST THAT COUNTRY'S CURRENCY.


SECURITY SELECTION

Each of the two investment advisers will independently select and maintain a portfolio of common stocks for the Fund. The Fund's board of trustees decides the proportion of Fund assets to be managed by each adviser and may change these proportions at any time.

     The two advisers use active management methods, which means they buy and sell securities based on their judgments about the financial prospects of companies, the price of the securities, and the stock market and economy in general.

     Schroder Investment Management North America Inc. (Schroder), believes that the two most important factors in managing the investments of an international stock fund are country selection and stock selection. Schroder continually evaluates financial markets around the world--including Japan, the United Kingdom, the Netherlands, Germany, France, Switzerland, Sweden, Australia, Hong Kong, Singapore, and Italy--and identifies those countries with, in the adviser's opinion, the most favorable business climates. Once an attractive market has been identified, Schroder analyzes the companies there and ranks them according to their potential for above-average earnings growth. Schroder generally considers on-site evaluations an important part of the security selection process, and members of its team therefore visit more than 3,600 companies worldwide. The companies chosen by Schroder reflect a wide variety of countries and industries.

     Baillie Gifford Overseas Ltd (Baillie Gifford), which began managing the Fund in 2003, has an investment philosophy of making long-term investments in well-researched and well-managed quality businesses that enjoy sustainable, competitive advantages in their marketplaces. Baillie Gifford uses a fundamental approach to identify quality growth companies. The firm considers sustainable earnings and free cash flow growth to be critical factors in evaluating a company's prospects.

     Companies  are  screened  first for  quality  and then for  value.  Baillie
Gifford looks for companies with attractive industry backgrounds, strong competitive positions within those industries, high quality earnings and a positive approach towards shareholders. The main fundamental factors considered when analyzing companies in this bottom-up analysis are: earnings growth, cash flow growth, profitability, debt and interest coverage, and valuation.
     To determine how to allocate its portion of the Fund's assets geographically, Baillie Gifford constantly evaluates economic, market, and political trends worldwide. Among the factors considered are currency exchange rates, growth potential of economies and securities markets, technological developments and political and social conditions.


The Fund is generally managed without regard to tax ramifications.


[FLAG] THE  FUND IS  SUBJECT  TO  MANAGER  RISK,  WHICH IS THE  CHANCE  THAT THE
     ADVISERS WILL DO A POOR JOB OF SELECTING THE SECURITIES OR COUNTRIES IN WHICH THE FUND INVESTS.



OTHER INVESTMENT POLICIES AND RISKS
Besides investing in stocks of foreign companies, the Fund may make certain other kinds of investments to achieve its objective.

8


     The Fund may invest in foreign issuers through American Depositary Receipts
(ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or similar investment vehicles. The Fund may also enter into forward foreign currency exchange contracts to help protect its holdings against unfavorable changes in exchange rates. A forward foreign currency exchange contract is an agreement to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. In other words, the contract guarantees an exchange rate on a given date. These contracts will not, however, prevent the Fund's securities from falling in value during foreign market downswings.

The Fund may also invest in convertible securities.


[FLAG] THE FUND MAY INVEST, TO A LIMITED EXTENT, IN DERIVATIVES. DERIVATIVES MAY
     INVOLVE  RISKS  DIFFERENT  FROM,  AND  POSSIBLY   GREATER  THAN,  THOSE  OF
     TRADITIONAL INVESTMENTS.

     The Fund may also invest in stock futures and options contracts, which are types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund.
The Fund will not use derivatives for speculative purposes or as leveraged investments that magnify gains or losses. The Fund's obligation under futures contracts will not exceed 20% of its total assets.


     The reasons for which the Fund may invest in futures include:
o To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.
o To reduce the Fund's transaction costs or add value when these instruments are favorably priced.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                   DERIVATIVES
A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily.
Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------

TEMPORARY INVESTMENT MEASURES
The Fund may temporarily depart from its normal investment policies--for instance, by allocating substantial assets to cash investments--in response to extraordinary market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses but may otherwise fail to achieve its investment objective.


COSTS AND MARKET-TIMING
Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted special policies to discourage short-term trading or to compensate the funds for the costs associated with it.
Specifically:
o Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
o Each Vanguard fund (except the money market funds) limits the number of times that an investor can exchange into and out of the fund.

o    Certain   Vanguard  funds  charge  purchase   and/or   redemption  fees  on
     transactions.

     See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.

TURNOVER RATE
Although the Fund normally seeks to invest for the long term, it may sell securities regardless of how long they have been held. The FINANCIAL HIGHLIGHTS section of this prospectus shows historical turnover rates for the Fund. A turnover rate of 100%, for example, would mean that the Fund had sold and replaced securities valued at 100% of its net assets within a one-year period.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  TURNOVER RATE
Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income. As of August 31, 2002, the average turnover rate for all international stock funds was approximately 103%, according to Morningstar, Inc.
--------------------------------------------------------------------------------


THE FUND AND VANGUARD
The Fund is a member of The Vanguard Group, a family of 35 investment companies with more than 100 funds holding assets in excess of $550 billion. All of the funds that are members of The Vanguard Group share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.


     Vanguard  also  provides   marketing   services  to  the  funds.   Although
shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE
The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

10


INVESTMENT ADVISER
The Fund uses a multimanager approach. Each adviser independently manages a separate portion of the Fund's assets, subject to the supervision and oversight of the trustees and officers of the Fund.

o Schroder Investment Management North America Inc., 875 Third Avenue, 22nd Floor, New York, N.Y. 10022-6225, is an investment advisory firm founded in 1979. Schroder is part of a worldwide group of banks and financial services companies known as The Schroder Group. As of August 31, 2002, The Schroder Group managed about $150 billion in assets. Schroder Investment Management North America Limited, 31 Gresham Street, London, EC2V 7QA England, serves as the sub-adviser for the Schroder portion of the Fund, commencing on or about April 1, 2003.

o Baillie Gifford Overseas Ltd, 1 Rutland Court, Edinburgh, EH3 8EY, Scotland, is an investment advisory firm founded in 1983. Baillie Gifford Overseas Ltd, is wholly owned by a Scottish investment company, Baillie Gifford & Co. Founded in 1908, Baillie Gifford & Co., which is one of the largest independently owned investment management firms in the United Kingdom, manages money primarily for institutional clients. Baillie Gifford began advising the Fund in 2003. Baillie Gifford & Co.'s assets under management totaled approximately $30 billion as of December 31, 2002.

     The Fund pays each of its investment advisers on a quarterly basis. For each adviser, the quarterly fee is based on certain annual percentage rates applied to the average net assets managed by the adviser over the period. In addition, the quarterly fees paid to each adviser are increased or decreased based on the adviser's performance in comparison to a benchmark index. For these purposes, the cumulative total return of each adviser's portion of the Fund over a trailing 36-month period is compared with the cumulative total return of the MSCI EAFE Index over the same period.

     Schroder Investment Management North America Inc. pays 25% of its advisory fee to Schroder Investment Management North America Limited for providing sub-advisory services.

     Please consult the Fund's Statement of Additional Information for a complete explanation of how advisory fees are calculated.

     For the fiscal year ended August 31, 2002, the advisory fee paid to Schroder represented an effective annual rate of 0.13% of the Fund's average net assets, before a performance-based increase of 0.02%.

     The advisers are authorized to choose broker-dealers to handle the purchase and sale of the Fund's securities, and to seek to obtain the best available price and most favorable execution for all transactions. In the interest of obtaining better execution of a transaction, each adviser may at times choose brokers who charge higher commissions. If more than one broker can obtain the best available price and most favorable execution, then the advisers are authorized to choose a broker who, in addition to executing the transaction, will provide brokerage or research services to the advisers. Also, the board of trustees may direct the advisers to use a particular broker for certain transactions in exchange for commission rebates paid to the Fund or brokerage or research services provided to the advisers.

     Under the terms of an SEC exemptive order, the board of trustees may, without prior approval from shareholders, change the terms of an advisory agreement or hire a new investment adviser--either as a replacement for an existing adviser or as an additional adviser. Any significant change in the Fund's advisory arrangements will be communicated to shareholders in writing. In addition, as the Fund's sponsor and overall manager, The Vanguard Group may provide investment advisory services to the Fund, on an at-cost basis, at any time.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               THE FUND'S ADVISERS
The managers primarily responsible for overseeing the Fund's investments are:

RICHARD FOULKES, Executive Vice President and Deputy Chairman of Schroder. He has been with The Schroder Group since 1968 and has managed the Fund since its inception. Education: the Sorbonne, France; M.A., Cambridge University, England.

JAMES K. ANDERSON,  Head of the  Continental  European  Equity  Department,  and
Partner of Baillie Gifford & Co. He has managed assets with Baillie Gifford since 1985, began managing the Fund in 2003. Education: B.A., University College Oxford; Diploma, Bologna Center of Johns Hopkins University; M.A., Carleton University.
--------------------------------------------------------------------------------

DIVIDENDS, CAPITAL GAINS, AND TAXES
The Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses), as well as any capital gains realized from the sale of its holdings. Distributions generally occur in December.

     Your  distributions  will be  reinvested  in  additional  Fund  shares  and accumulate on a tax-deferred basis if you are investing through an employer-sponsored retirement or savings plan. You will not owe taxes on these distributions until you begin withdrawals from the plan. You should consult your plan administrator, your plan's Summary Plan Description, or your tax adviser about the tax consequences of plan withdrawals.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS
As a shareholder, you are entitled to your portion of a fund's income from interest and dividends as well as gains from the sale of investments. Income consists of both the dividends that the fund earns from any stock holdings and the interest it receives from any money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year. You receive the fund's earnings as either a dividend or capital gains distribution.
--------------------------------------------------------------------------------

12


SHARE PRICE
The Fund's share price, called its net asset value, or NAV, is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. NAV per share is computed by dividing the net assets allocated to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests. However, on those days the value of the Fund's assets may be affected to the extent that the Fund's foreign securities trade on foreign markets that are open.


     Stocks held by a Vanguard fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost. The values of any foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party.


     When reliable market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the fund's pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. When fair-value pricing is employed, the prices of securities used by a fund to calculate its NAV may differ from quoted or published prices for the same securities.


     Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.


FINANCIAL HIGHLIGHTS
The following financial highlights table is intended to help you understand the Investor Shares' financial performance for the periods shown, and certain information reflects financial results for a single Investor Share. The total returns in the table represent the rate that an investor would have earned or lost each period on an investment in the Investor Shares (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with the Fund's financial statements--is included in the Fund's most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

                                                                              13
================================================================================
                                PLAIN TALK ABOUT
                   HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE
The Investor Shares began fiscal year 2002 with a net asset value (price) of $15.41 per share. During the year, each Investor Share earned $0.19 from investment income (interest and dividends). There was a decline of $2.35 per share in the value of investments held or sold by the Fund, resulting in a net decline of $2.16 from investment operations.

Shareholders received $0.28 per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

The share price at the end of the year was $12.97, reflecting losses of $2.16 per share and distributions of $0.28 per share. This was a decrease of $2.44 per share (from $15.41 at the beginning of the year to $12.97 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was -14.20% for the year.

As of August 31, 2002, the Investor Shares had $4.9 billion in net assets. For the year, the expense ratio was 0.67% ($6.70 per $1,000 of net assets), and the net investment income amounted to 1.28% of average net assets. The Fund sold and replaced securities valued at 40% of its net assets.
================================================================================

INTERNATIONAL GROWTH FUND INVESTOR SHARES
======================================================================================================================
                                                                               YEAR ENDED AUGUST 31,
                                                       ---------------------------------------------------------------
                                                            2002          2001          2000         1999        1998
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $15.41        $22.23        $19.75       $16.57      $17.86
----------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                       .19           .23           .26          .27         .25
 Net Realized and Unrealized Gain (Loss) on Investments    (2.35)        (5.41)         3.38         3.29        (.81)
----------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                          (2.16         (5.18)         3.64         3.56        (.56)
----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                       (.24)         (.22)         (.26)        (.22)       (.21)
 Distributions from Realized Capital Gains                  (.04)        (1.42)         (.90)        (.16)       (.52)
----------------------------------------------------------------------------------------------------------------------
 Total Distributions                                        (.28)        (1.64)        (1.16)        (.38)       (.73)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $12.97        $15.41        $22.23       $19.75      $16.57
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             -14.20%       -24.49%        18.68%       21.70%      -2.99%
----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                     $4,930        $6,447       $10,144       $8,000      $6,820
 Ratio of Total Expenses to Average Net Assets             0.67%         0.61%         0.53%        0.58%       0.59%
 Ratio of Net Investment Income to Average Net Assets      1.28%         1.19%         1.26%        1.42%       1.39%
 Turnover Rate                                               40%           48%           48%          37%         37%
======================================================================================================================

14


INVESTING WITH VANGUARD
The Fund is an investment option in your retirement or savings plan. Your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect the Fund as an investment option.
o If you have any questions about the Fund or Vanguard, including those about the Fund's investment objective, strategies, or risks, contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188.
o If you have questions about your account, contact your plan administrator or the organization that provides recordkeeping services for your plan.

INVESTMENT OPTIONS AND ALLOCATIONS
Your plan's specific provisions may allow you to change your investment selections, the amount of your contributions, or how your contributions are allocated among the investment choices available to you. Contact your plan administrator or employee benefits office for more details.

TRANSACTIONS
Contributions, exchanges, or redemptions of the Fund's shares are processed as soon as they have been received by Vanguard in good order. Good order means that your request includes complete information on your contribution, exchange, or redemption, and that Vanguard has received the appropriate assets.

     In all cases, your transaction will be based on the Fund's next-determined net asset value (NAV) after Vanguard receives your request (or, in the case of new contributions, the next-determined NAV after Vanguard receives the order from your plan administrator). As long as this request is received before the close of trading on the New York Stock Exchange, generally 4 p.m., Eastern time, you will receive that day's NAV. This is known as your TRADE DATE.

EXCHANGES
The exchange privilege (your ability to redeem shares from one fund to purchase shares of another fund) may be available to you through your plan. Although we make every effort to maintain the exchange privilege, Vanguard reserves the right to revise or terminate this privilege, limit the amount of an exchange, or reject any exchange, at any time, without notice. Because excessive exchanges can potentially disrupt the management of the Vanguard funds and increase their transaction costs, Vanguard limits participant exchange activity to no more than FOUR SUBSTANTIVE "ROUND TRIPS" THROUGH NON-MONEY-MARKET FUNDS (at least 90 days apart) during any 12-month period. A "round trip" is a redemption from a fund followed by a purchase back into the fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of a fund.

     Before making an exchange to or from another fund available in your plan, consider the following:
o Certain investment options, particularly funds made up of company stock or investment contracts, may be subject to unique restrictions.
o Be sure to read that fund's prospectus. Contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188 for a copy.
o Vanguard can accept exchanges only as permitted by your plan. Contact your plan administrator for details on the exchange policies that apply to your plan.

ACCESSING FUND INFORMATION BY COMPUTER

VANGUARD ON THE WORLD WIDE WEB WWW.VANGUARD.COM
Use your personal computer to visit Vanguard's education-oriented website, which provides timely news and information about Vanguard funds and services; the online Education Center that offers a variety of mutual fund classes; and easy-to-use, interactive tools to help you create your own investment and retirement strategies.




The Vanguard Group, Vanguard, Plain Talk, and the ship logo are trademarks of The Vanguard Group, Inc. All other marks are the exclusive property of their respective owners.

                      (THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CASH INVESTMENTS
Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

COUNTRY RISK
The chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets.


CURRENCY  RISK
The chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.


DIVIDEND DISTRIBUTION
Payment to mutual fund shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.


GROWTH FUND
A mutual fund that emphasizes stocks of companies believed to have above-average prospects for growth in revenue and earnings. These stocks typically have low dividend yields and above-average prices in relation to such measures as revenue, earnings, and book value.


INTERNATIONAL STOCK FUND
A mutual fund that invests in the stocks of companies located outside the United States.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is also called its share value or share price.

PRICE/EARNINGS (P/E) RATIO
The current share price of a stock, divided by its per-share earnings (profits). A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.

PRINCIPAL
The amount of money you put into an investment.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.


VALUE FUND
A mutual fund that emphasizes stocks of companies whose prices typically are below-average in comparison with such measures as earnings and book value. These stocks typically have above-average dividend yields.


VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                                                                     [SHIP LOGO]
                                                           THE VANGUARD GROUP(R)

                                                          INSTITUTIONAL DIVISION
                                                            POST OFFICE BOX 2900
                                                     VALLEY FORGE, PA 19482-2900

FOR MORE INFORMATION
If you'd like more information about Vanguard International Growth Fund, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS
TO SHAREHOLDERS
Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more detailed information about the Fund.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus. To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Fund or other Vanguard funds, please contact us as follows:

THE VANGUARD GROUP
PARTICIPANT ACCESS CENTER
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-800-523-1188

TEXT TELEPHONE:
1-800-523-8004

WORLD WIDE WEB:
WWW.VANGUARD.COM

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC)
You can review and copy information about the Fund (including the SAI) at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-942-8090. Reports and other information about the Fund are also available on the SEC's Internet site at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

                                                   Fund's Investment Company Act
                                                           file number: 811-1027

                                               (C) 2002 The Vanguard Group, Inc.
                                                            All rights reserved.
                                                 Vanguard Marketing Corporation,
                                                                    Distributor.


                                                                     I081 042003

VANGUARD(R) INTERNATIONAL GROWTH FUND

ADMIRAL(TM) SHARES FOR PARTICIPANTS


APRIL 7, 2003


This prospectus
contains financial data
for the Fund through
the fiscal year ended
August 31, 2002.

STOCK


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                         [THE VANGUARD GROUP(R)]

VANGUARD INTERNATIONAL GROWTH FUND

ADMIRAL SHARES

PARTICIPANT PROSPECTUS


APRIL 7, 2003


AN INTERNATIONAL STOCK MUTUAL FUND
================================================================================
   1 FUND PROFILE

   3 ADDITIONAL INFORMATION

   4 MORE ON THE FUND

   9 THE FUND AND VANGUARD

  10 INVESTMENT ADVISERS

  11 DIVIDENDS, CAPITAL GAINS, AND TAXES

  12 SHARE PRICE

  13 FINANCIAL HIGHLIGHTS

  15 INVESTING WITH VANGUARD

  16 ACCESSING FUND INFORMATION BY COMPUTER

     GLOSSARY (inside back cover)
================================================================================

================================================================================
WHY READING THIS PROSPECTUS IS IMPORTANT
This prospectus explains the investment objective, policies, strategies, and risks associated with the Fund. To highlight terms and concepts important to mutual fund investors, we have provided Plain Talk(R) explanations along the way. Reading the prospectus will help you decide whether the Fund is the right investment for you. We suggest that you keep this prospectus for future reference.
This prospectus offers the Fund's Admiral Shares and is intended for participants in employer-sponsored retirement or savings plans. Another version--for investors who would like to open a personal investment account--can be obtained by calling Vanguard at 1-800-662-7447.
================================================================================

FUND PROFILE

INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital growth.


PRIMARY INVESTMENT STRATEGIES
The Fund invests mainly in the stocks of seasoned companies located outside the United States. In selecting stocks, the Fund's advisers evaluate foreign markets around the world and chooses companies with above-average growth potential. The Fund uses two investment advisers to manage its portfolio.


PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:
o Country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets.


o Currency risk, which is the chance that investments in a foreign country will decrease in value if the U.S. dollar rises in value against that country's currency.


o Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with a similar investment objective.
o Investment style risk, which is the chance that returns from growth stocks will trail returns from the overall stock market. Specific types of stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index. Both the bar chart and table present information for the Fund's Investor Shares, because Admiral Shares were not in operation long enough to report a full calendar year return. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


================================================================================
                      ANNUAL TOTAL RETURNS--INVESTOR SHARES
--------------------------------------------------------------------------------
                                   1992      -5.79%
                                   1993      44.74%
                                   1994       0.76%
                                   1995      14.89%
                                   1996      14.65%
                                   1997       4.12%
                                   1998      16.93%
                                   1999      26.34%
                                   2000      -8.60%
                                   2001     -18.92%
--------------------------------------------------------------------------------
The year-to-date return as of the most recent calendar quarter, which ended March 31, 2003, was xx.xx%.
================================================================================

2

     During the periods shown in the bar chart, the highest return for a calendar quarter was 21.86% (quarter ended December 31, 1999), and the lowest return for a quarter was -20.80% (quarter ended September 30, 2002).

================================================================================
        AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------
                                        1 YEAR     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Vanguard International Growth Fund
 Investor Shares                        -18.92%       2.65%       7.51%
MSCI EAFE Index*                        -21.44        0.89        4.46
--------------------------------------------------------------------------------
*Morgan Stanley Capital International Europe, Australasia, Far East Index.
================================================================================

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended August 31, 2002.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                            None
      Purchase Fee:                                                        None
      Sales Charge (Load) Imposed on Reinvested Dividends:                 None
      Redemption Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                                0.48%
      12b-1 Distribution Fee:                                              None
      Other Expenses:                                                     0.06%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                              0.54%

     The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

--------------------------------------------------------------------------------
                 1 YEAR          3 YEARS        5 YEARS      10 YEARS
--------------------------------------------------------------------------------
                   $55             $173           $302         $677
--------------------------------------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  FUND EXPENSES
All mutual funds have operating expenses. These expenses, which are deducted from a fund's gross income, are expressed as a percentage of the net assets of the fund. Vanguard International Growth Fund Admiral Shares' expense ratio in fiscal year 2002 was 0.54%, or $5.40 per $1,000 of average net assets. The average actively managed international equity mutual fund had expenses in 2001 of 1.69%, or $16.90 per $1,000 of average net assets (derived from data provided by Lipper Inc., which reports on the mutual fund industry). Management expenses, which are one part of operating expenses, include investment advisory fees as well as other costs of managing a fund--such as account maintenance, reporting, accounting, legal, and other administrative expenses.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               COSTS OF INVESTING
Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs incurred when the fund buys and sells securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS                    NEWSPAPER ABBREVIATION
Distributed annually in December               IntlGrAdml

INVESTMENT ADVISERS                             VANGUARD FUND NUMBER
o Schroder Investment Management                581
  North America Inc., New York, N.Y.,
  since inception

o Baillie Gifford Overseas Ltd,
  Edinburgh, Scotland, since 2003
                                               CUSIP NUMBER
INCEPTION DATE                                 921910501
Investor Shares--September 30, 1981
Admiral Shares--August 13, 2001                TICKER SYMBOL
                                               VWILX
NET ASSETS (ALL SHARE CLASSES) AS OF
AUGUST 31, 2002
$5.8 billion
--------------------------------------------------------------------------------

4

MORE ON THE FUND
This prospectus describes the primary risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this [FLAG] LOGO symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder.

     The following sections explain the primary investment strategies and policies that the Fund uses in pursuit of its objective. The Fund's board of trustees, which oversees the Fund's management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                          GROWTH FUNDS AND VALUE FUNDS
Growth investing and value investing are two styles employed by stock fund managers. Growth funds generally focus on companies believed to have above-average potential for growth in revenue and earnings. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings, and book value. Value funds generally emphasize stocks of companies from which the market does not expect strong growth. The prices of value stocks typically are below-average in comparison with such measures as earnings and book value. These stocks typically pay above-average dividend yields. Growth and value stocks have, in the past, produced similar long-term returns, though each category has periods when it outperforms the other. In general, growth funds appeal to investors who will accept more volatility in hopes of a greater increase in share price. Growth funds also may appeal to investors with taxable accounts who want a higher proportion of returns to come as capital gains (which may be taxed at lower rates than dividend income). Value funds, by contrast, are appropriate for investors who want some dividend income and the potential for capital gains, but are less tolerant of share-price fluctuations.
--------------------------------------------------------------------------------

MARKET EXPOSURE
The Fund invests mainly in common stocks of non-U.S. companies that have above-average potential for growth. About two-thirds of the Fund's assets are invested in long-term growth stocks; the remainder are invested in stocks of companies that represent shorter-term opportunities.

     Because it invests mainly in foreign stocks, the Fund is subject to certain risks.


[FLAG] THE FUND IS SUBJECT TO  INVESTMENT  STYLE RISK,  WHICH IS THE CHANCE THAT
     RETURNS FROM THE TYPES OF STOCKS IN WHICH IT INVESTS WILL TRAIL RETURNS FROM THE OVERALL STOCK MARKET. AS A GROUP, GROWTH STOCKS TEND TO GO THROUGH CYCLES OF DOING BETTER--OR WORSE--THAN THE STOCK MARKET IN GENERAL. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.


[FLAG] THE FUND IS SUBJECT TO STOCK MARKET RISK,  WHICH IS THE CHANCE THAT STOCK
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.


          IN ADDITION, INVESTMENTS IN FOREIGN STOCK MARKETS CAN BE RISKIER THAN U.S. STOCK INVESTMENTS. THE PRICES OF INTERNATIONAL STOCKS AND THE PRICES OF U.S. STOCKS HAVE, AT TIMES, MOVED IN OPPOSITE DIRECTIONS. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.


     To illustrate the volatility of international stock prices, the following table shows the best, worst, and average total returns for foreign stock markets over various periods as measured by the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, a widely used barometer of international market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.

--------------------------------------------------------------------------------
                 INTERNATIONAL STOCK MARKET RETURNS (1969-2001)
--------------------------------------------------------------------------------
                     1 YEAR     5 YEARS    10 YEARS    20 YEARS
--------------------------------------------------------------------------------
Best                  69.4%      36.1%       22.0%       15.5%
Worst                -23.4        0.4         4.4        11.0
Average               12.3       12.2        13.1        13.5
--------------------------------------------------------------------------------

     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1969 through 2001. These average returns reflect past performance on international stocks; you should not regard them as an indication of future returns from either foreign markets as a whole or this Fund in particular.

6

     Note that the MSCI EAFE Index does not take into account returns for emerging markets, which can be substantially more volatile, and substantially less liquid, than those of the more developed markets included in the Index. In addition, because the MSCI EAFE Index tracks the European and Pacific markets collectively, the above returns do not reflect the variability of returns for these markets individually. To illustrate this variability, the following table shows returns for different international markets--as well as the U.S. market for comparison--from 1992 through 2001, as measured by their respective indexes. Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur.

--------------------------------------------------------------------------------
                   STOCK MARKET RETURNS FOR DIFFERENT MARKETS*
--------------------------------------------------------------------------------
             EUROPEAN           PACIFIC           EMERGING          U.S.
               MARKET            MARKET          MARKETS**        MARKET
--------------------------------------------------------------------------------
1992            -3.66%           -18.56%             11.40%         7.62%
1993            29.88             36.21              74.84         10.08
1994             2.72             12.76              -7.32          1.32
1995            21.95              2.95              -0.01         37.58
1996            21.09             -8.30              15.22         22.96
1997            23.80            -25.87             -16.36         33.36
1998            28.53              2.72             -18.39         28.58
1999            15.89             56.65              60.88         21.04
2000            -8.39            -25.78             -27.94         -9.10
2001           -19.90            -25.40              -2.80        -11.89
--------------------------------------------------------------------------------
*European market returns are measured by the MSCI Europe Index; Pacific market returns are measured by the MSCI Pacific Index; emerging markets returns are measured by the Select Emerging Markets Free Index; and U.S. market returns are measured by the Standard & Poor's 500 Index.
**The inception date of the Select Emerging Markets Free Index was May 4, 1994; returns shown for 1992 to 1994 are measured by the MSCI Emerging Markets Free Index.


--------------------------------------------------------------------------------

     Keep in mind, however, that these returns reflect past performance of the various indexes; you should not consider them as an indication of future returns from the indexes, or from this Fund in particular.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                             INTERNATIONAL INVESTING
Because foreign stock and bond markets operate differently from the U.S. market, Americans investing abroad will encounter risks not typically associated with U.S. companies. For instance, foreign companies are not subject to the same accounting, auditing, and financial reporting standards and practices as U.S. companies, and their stocks may not be as liquid as those of similar U.S. firms. In addition, foreign stock exchanges, brokers, and companies generally have less government supervision and regulation than their counterparts in the United States. These factors, among others, could negatively affect the returns U.S. investors receive from foreign investments.
--------------------------------------------------------------------------------

[FLAG] THE FUND IS SUBJECT TO COUNTRY  RISK AND CURRENCY  RISK.  COUNTRY RISK IS
     THE CHANCE THAT DOMESTIC EVENTS--SUCH AS POLITICAL UPHEAVAL, FINANCIAL TROUBLES, OR NATURAL DISASTERS--WILL WEAKEN A COUNTRY'S SECURITIES MARKET. CURRENCY RISK IS THE CHANCE THAT INVESTMENTS IN A FOREIGN COUNTRY WILL DECREASE IN VALUE IF THE U.S. DOLLAR RISES IN VALUE AGAINST THAT COUNTRY'S CURRENCY.


SECURITY SELECTION

Each of the two investment advisers will independently select and maintain a portfolio of common stocks for the Fund. The Fund's board of trustees decides the proportion of Fund assets to be managed by each adviser and may change these proportions at any time.

     The two advisers use active management methods, which means they buy and sell securities based on their judgments about the financial prospects of companies, the price of the securities, and the stock market and economy in general.

     Schroder Investment Management North America Inc. (Schroder), believes that the two most important factors in managing the investments of an international stock fund are country selection and stock selection. Schroder continually evaluates financial markets around the world--including Japan, the United Kingdom, the Netherlands, Germany, France, Switzerland, Sweden, Australia, Hong Kong, Singapore, and Italy--and identifies those countries with, in the adviser's opinion, the most favorable business climates. Once an attractive market has been identified, Schroder analyzes the companies there and ranks them according to their potential for above-average earnings growth. Schroder generally considers on-site evaluations an important part of the security selection process, and members of its team therefore visit more than 3,600 companies worldwide. The companies chosen by Schroder reflect a wide variety of countries and industries.

     Baillie Gifford Overseas Ltd (Baillie Gifford), which began managing the Fund in 2003, has an investment philosophy of making long-term investments in well-researched and well-managed quality businesses that enjoy sustainable, competitive advantages in their marketplaces. Baillie Gifford uses a fundamental approach to identify quality growth companies. The firm considers sustainable earnings and free cash flow growth to be critical factors in evaluating a company's prospects.

     Companies  are  screened  first for  quality  and then for  value.  Baillie
Gifford looks for companies with attractive industry backgrounds, strong competitive positions within those industries, high quality earnings and a positive approach towards shareholders. The main fundamental factors considered when analyzing companies in this bottom-up analysis are: earnings growth, cash flow growth, profitability, debt and interest coverage, and valuation.

     To determine how to allocate its portion of the Fund's assets geographically, Baillie Gifford constantly evaluates economic, market, and political trends worldwide. Among the factors considered are currency exchange rates, growth potential of economies and securities markets, technological developments and political and social conditions.


[FLAG] THE  FUND IS  SUBJECT  TO  MANAGER  RISK,  WHICH IS THE  CHANCE  THAT THE
     ADVISERS WILL DO A POOR JOB OF SELECTING THE SECURITIES OR COUNTRIES IN WHICH THE FUND INVESTS.



OTHER INVESTMENT POLICIES AND RISKS
Besides investing in stocks of foreign companies, the Fund may make certain other kinds of investments to achieve its objective.

8



     The Fund may invest in foreign issuers through American Depositary Receipts
(ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or similar investment vehicles. The Fund may also enter into forward foreign currency exchange contracts to help protect its holdings against unfavorable changes in exchange rates. A forward foreign currency exchange contract is an agreement to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. In other words, the contract guarantees an exchange rate on a given date. These contracts will not, however, prevent the Fund's securities from falling in value during foreign market downswings.

     The Fund may also invest in convertible securities.


[FLAG] THE FUND MAY INVEST, TO A LIMITED EXTENT, IN DERIVATIVES. DERIVATIVES MAY
     INVOLVE  RISKS  DIFFERENT  FROM,  AND  POSSIBLY   GREATER  THAN,  THOSE  OF
     TRADITIONAL INVESTMENTS.



     The Fund may also invest in stock futures and options contracts, which are types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund.
The Fund will not use derivatives for speculative purposes or as leveraged investments that magnify gains or losses. The Fund's obligation under futures contracts will not exceed 20% of its total assets.


     The reasons for which the Fund may invest in futures include:
o To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.
o To reduce the Fund's transaction costs or add value when these instruments are favorably priced.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                   DERIVATIVES
A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily.
Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------

TEMPORARY INVESTMENT MEASURES
The Fund may temporarily depart from its normal investment policies--for instance, by allocating substantial assets to cash investments--in response to extraordinary market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses but may otherwise fail to achieve its investment objective.


COSTS AND MARKET-TIMING
Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted special policies to discourage short-term trading or to compensate the funds for the costs associated with it.
Specifically:
o Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
o Each Vanguard fund (except the money market funds) limits the number of times that an investor can exchange into and out of the fund.


o    Certain   Vanguard  funds  charge  purchase   and/or   redemption  fees  on
     transactions.


     See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.

TURNOVER RATE
Although the Fund normally seeks to invest for the long term, it may sell securities regardless of how long they have been held. The FINANCIAL HIGHLIGHTS section of this prospectus shows historical turnover rates for the Fund. A turnover rate of 100%, for example, would mean that the Fund had sold and replaced securities valued at 100% of its net assets within a one-year period.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  TURNOVER RATE
Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income. As of August 31, 2002, the average turnover rate for all international stock funds was approximately 103%, according to Morningstar, Inc.
--------------------------------------------------------------------------------


THE FUND AND VANGUARD
The Fund is a member of The Vanguard Group, a family of 35 investment companies with more than 100 funds holding assets in excess of $550 billion. All of the funds that are members of The Vanguard Group share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.


     Vanguard  also  provides   marketing   services  to  the  funds.   Although
shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

10


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE
The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------


INVESTMENT ADVISER

INVESTMENT ADVISER
The Fund uses a multimanager approach. Each adviser independently manages a separate portion of the Fund's assets, subject to the supervision and oversight of the trustees and officers of the Fund.

o Schroder Investment Management North America Inc., 875 Third Avenue, 22nd Floor, New York, N.Y. 10022-6225, is an investment advisory firm founded in 1979. Schroder is part of a worldwide group of banks and financial services companies known as The Schroder Group. As of August 31, 2002, The Schroder Group managed about $150 billion in assets. Schroder Investment Management North America Limited, 31 Gresham Street, London, EC2V 7QA England, serves as the sub-adviser for the Schroder portion of the Fund, commencing on or about April 1, 2003.

o Baillie Gifford Overseas Ltd, 1 Rutland Court, Edinburgh, EH3 8EY, Scotland, is an investment advisory firm founded in 1983. Baillie Gifford Overseas Ltd, is wholly owned by a Scottish investment company, Baillie Gifford & Co. Founded in 1908, Baillie Gifford & Co., which is one of the largest independently owned investment management firms in the United Kingdom, manages money primarily for institutional clients. Baillie Gifford began advising the Fund in 2003. Baillie Gifford & Co.'s assets under management totaled approximately $30 billion as of December 31, 2002.

     The Fund pays each of its investment advisers on a quarterly basis. For each adviser, the quarterly fee is based on certain annual percentage rates applied to the average net assets managed by the adviser over the period. In addition, the quarterly fees paid to each adviser are increased or decreased based on the adviser's performance in comparison to a benchmark index. For these purposes, the cumulative total return of each adviser's portion of the Fund over a trailing 36-month period is compared with the cumulative total return of the MSCI EAFE Index over the same period.

     Schroder Investment Management North America Inc. pays 25% of its advisory fee to Schroder Investment Management North America Limited for providing sub-advisory services.

     Please consult the Fund's Statement of Additional Information for a complete explanation of how advisory fees are calculated.

     For the fiscal year ended August 31, 2002, the advisory fee paid to Schroder represented an effective annual rate of 0.13% of the Fund's average net assets, before a performance-based increase of 0.02%.

     The advisers are authorized to choose broker-dealers to handle the purchase and sale of the Fund's securities, and to seek to obtain the best available price and most favorable execution for all transactions. In the interest of obtaining better execution of a transaction, each adviser may at times choose brokers who charge higher commissions. If more than one broker can obtain the best available price and most favorable execution, then the advisers are authorized to choose a broker who, in addition to executing the transaction, will provide brokerage or research services to the advisers. Also, the board of trustees may direct the advisers to use a particular broker for certain transactions in exchange for commission rebates paid to the Fund or brokerage or research services provided to the advisers.


     Under the terms of an SEC exemptive order, the board of trustees may, without prior approval from shareholders, change the terms of an advisory agreement or hire a new investment adviser--either as a replacement for an existing adviser or as an additional adviser. Any significant change in the Fund's advisory arrangements will be communicated to shareholders in writing. In addition, as the Fund's sponsor and overall manager, The Vanguard Group may provide investment advisory services to the Fund, on an at-cost basis, at any time.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               THE FUND'S ADVISERS
The managers primarily responsible for overseeing the Fund's investments are:

RICHARD FOULKES, Executive Vice President and Deputy Chairman of Schroder. He has been with The Schroder Group since 1968 and has managed the Fund since its inception. Education: the Sorbonne, France; M.A., Cambridge University, England.

JAMES K. ANDERSON,  Head of the  Continental  European  Equity  Department,  and
Partner of Baillie Gifford & Co. He has managed assets with Baillie Gifford since 1985, began managing the Fund in 2003. Education: B.A., University College Oxford; Diploma, Bologna Center of Johns Hopkins University; M.A., Carleton University.
--------------------------------------------------------------------------------


DIVIDENDS, CAPITAL GAINS, AND TAXES
The Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses), as well as any capital gains realized from the sale of its holdings. Distributions generally occur in December.

     Your  distributions  will be  reinvested  in  additional  Fund  shares  and accumulate on a tax-deferred basis if you are investing through an employer-sponsored retirement or savings plan. You will not owe taxes on these distributions until you begin withdrawals from the plan. You should consult your plan administrator, your plan's Summary Plan Description, or your tax adviser about the tax consequences of plan withdrawals.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS
As a shareholder, you are entitled to your portion of a fund's income from interest and dividends as well as gains from the sale of investments. Income consists of both the dividends that the fund earns from any stock holdings and the interest it receives from any money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year. You receive the fund's earnings as either a dividend or capital gains distribution.
--------------------------------------------------------------------------------

12


SHARE PRICE
The Fund's share price, called its net asset value, or NAV, is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. NAV per share is computed by dividing the net assets allocated to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests. However, on those days the value of the Fund's assets may be affected to the extent that the Fund's foreign securities trade on foreign markets that are open.


     Stocks held by a Vanguard fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost. The values of any foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party.


     When reliable market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the fund's pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. When fair-value pricing is employed, the prices of securities used by a fund to calculate its NAV may differ from quoted or published prices for the same securities.


     Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.


FINANCIAL HIGHLIGHTS
The following financial highlights table is intended to help you understand the Admiral Shares' financial performance for the periods shown, and certain information reflects financial results for a single Admiral Share. The total returns in the table represent the rate that an investor would have earned or lost each period on an investment in the Admiral Shares (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with the Fund's financial statements--is included in the Fund's most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

                                                                              13
================================================================================
                                PLAIN TALK ABOUT
                   HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE
The Admiral Shares began fiscal year 2002 with a net asset value (price) of $49.02 per share. During the year, each Admiral Share earned $0.677 from investment income (interest and dividends). There was a decline of $7.502 per share in the value of investments held or sold by the Fund, resulting in a net decline of $6.825 from investment operations.

Shareholders received $0.925 per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

The share price at the end of the year was $41.27, reflecting losses of $6.825 per share and distributions of $0.925 per share. This was a decrease of $7.75 per share (from $49.02 at the beginning of the year to $41.27 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was -14.12% for the year.

As of August 31, 2002, the Admiral Shares had $895 million in net assets. For the year, the expense ratio was 0.54% ($5.40 per $1,000 of net assets), and the net investment income amounted to 1.53% of average net assets. The Fund sold and replaced securities valued at 40% of its net assets.
================================================================================


INTERNATIONAL GROWTH FUND ADMIRAL SHARES
================================================================================
                                                   YEAR ENDED        AUG. 13* TO
                                                AUG. 31, 2002      AUG. 31, 2001
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $49.02            $50.00
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                   .677               .07
 Net Realized and Unrealized Gain (Loss)
  on Investments                                       (7.502)            (1.05)
--------------------------------------------------------------------------------
 Total from Investment Operations                      (6.825)             (.98)
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                   (.795)               --
 Distributions from Realized Capital Gains              (.130)               --
--------------------------------------------------------------------------------
 Total Distributions                                    (.925)               --
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $41.27            $49.02
--------------------------------------------------------------------------------
TOTAL RETURN                                          -14.12%             -1.96%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                    $895             $495
 Ratio of Total Expenses to Average Net Assets          0.54%            0.54%**
 Ratio of Net Investment Income to Average Net Assets   1.53%            2.50%**
 Turnover Rate                                            40%                48%
================================================================================
 *Inception.
**Annualized.

14

INVESTING WITH VANGUARD
The Fund is an investment option in your retirement or savings plan. Your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect the Fund as an investment option.
o If you have any questions about the Fund or Vanguard, including those about the Fund's investment objective, strategies, or risks, contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188.
o If you have questions about your account, contact your plan administrator or the organization that provides recordkeeping services for your plan.

INVESTMENT OPTIONS AND ALLOCATIONS
Your plan's specific provisions may allow you to change your investment selections, the amount of your contributions, or how your contributions are allocated among the investment choices available to you. Contact your plan administrator or employee benefits office for more details.

TRANSACTIONS
Contributions, exchanges, or redemptions of the Fund's shares are processed as soon as they have been received by Vanguard in good order. Good order means that your request includes complete information on your contribution, exchange, or redemption, and that Vanguard has received the appropriate assets.

     In all cases, your transaction will be based on the Fund's next-determined net asset value (NAV) after Vanguard receives your request (or, in the case of new contributions, the next-determined NAV after Vanguard receives the order from your plan administrator). As long as this request is received before the close of trading on the New York Stock Exchange, generally 4 p.m., Eastern time, you will receive that day's NAV. This is known as your TRADE DATE.

EXCHANGES
The exchange privilege (your ability to redeem shares from one fund to purchase shares of another fund) may be available to you through your plan. Although we make every effort to maintain the exchange privilege, Vanguard reserves the right to revise or terminate this privilege, limit the amount of an exchange, or reject any exchange, at any time, without notice. Because excessive exchanges can potentially disrupt the management of the Vanguard funds and increase their transaction costs, Vanguard limits participant exchange activity to no more than FOUR SUBSTANTIVE "ROUND TRIPS" THROUGH NON-MONEY-MARKET FUNDS (at least 90 days apart) during any 12-month period. A "round trip" is a redemption from a fund followed by a purchase back into the fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of a fund.

     Before making an exchange to or from another fund available in your plan, consider the following:
o Certain investment options, particularly funds made up of company stock or investment contracts, may be subject to unique restrictions.
o Be sure to read that fund's prospectus. Contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188 for a copy.
o Vanguard can accept exchanges only as permitted by your plan. Contact your plan administrator for details on the exchange policies that apply to your plan.

16

ACCESSING FUND INFORMATION BY COMPUTER

VANGUARD ON THE WORLD WIDE WEB WWW.VANGUARD.COM
Use your personal computer to visit Vanguard's education-oriented website, which provides timely news and information about Vanguard funds and services; the online Education Center that offers a variety of mutual fund classes; and easy-to-use, interactive tools to help you create your own investment and retirement strategies.



The Vanguard Group, Vanguard, Plain Talk, Admiral, and the ship logo are trademarks of The Vanguard Group, Inc. All other marks are the exclusive property of their respective owners.

                      (THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CASH INVESTMENTS
Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

COUNTRY RISK
The chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.


CURRENCY RISK
The chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.


DIVIDEND DISTRIBUTION
Payment to mutual fund shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.


GROWTH FUND
A mutual fund that emphasizes stocks of companies believed to have above-average prospects for growth in revenue and earnings. These stocks typically have low dividend yields and above-average prices in relation to such measures as revenue, earnings, and book value.


INTERNATIONAL STOCK FUND
A mutual fund that invests in the stocks of companies located outside the United States.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is also called its share value or share price.

PRICE/EARNINGS (P/E) RATIO
The current share price of a stock, divided by its per-share earnings (profits). A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.

PRINCIPAL
The amount of money you put into an investment.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.


VALUE FUND
A mutual fund that emphasizes stocks whose prices typically are below-average in comparison with such measures as earnings and book value. These stocks typically have above-average dividend yields.


VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                                                                     [SHIP LOGO]
                                                           THE VANGUARD GROUP(R)
                                                          INSTITUTIONAL DIVISION
                                                            POST OFFICE BOX 2900
                                                     VALLEY FORGE, PA 19482-2900

FOR MORE INFORMATION
If you'd like more information about Vanguard International Growth Fund, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS
TO SHAREHOLDERS
Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more detailed information about the Fund.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus. To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Fund or other Vanguard funds, please contact us as follows:

THE VANGUARD GROUP
PARTICIPANT ACCESS CENTER
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-800-523-1188

TEXT TELEPHONE:
1-800-523-8004

WORLD WIDE WEB:
WWW.VANGUARD.COM

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC)
You can review and copy information about the Fund (including the SAI) at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-942-8090. Reports and other information about the Fund are also available on the SEC's Internet site at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

                                                   Fund's Investment Company Act
                                                           file number: 811-1027

                                               (C) 2002 The Vanguard Group, Inc.
                                                            All rights reserved.
                                                 Vanguard Marketing Corporation,
                                                                    Distributor.


                                                                     I581 042003

                                     PART B

                           VANGUARD(R) WORLD FUND
                                  (THE TRUST)

                      STATEMENT OF ADDITIONAL INFORMATION



                                 APRIL 7, 2003

This Statement is not a prospectus but should be read in conjunction with the Trust's current Prospectuses dated December 18, 2002 for Vanguard U.S. Growth and Vanguard Calvert Social Index Funds, and April 7, 2003 for Vanguard International Growth Fund. To obtain, without charge, a Prospectus or the most recent Annual Report to Shareholders, which contains the Trust's Financial Statements as hereby incorporated by reference, please call:



                        INVESTOR INFORMATION DEPARTMENT
                                 1-800-662-7447


                               TABLE OF CONTENTS

                                                                 PAGE
DESCRIPTION OF THE TRUST.........................................B-1
INVESTMENT POLICIES..............................................B-3
FUNDAMENTAL INVESTMENT LIMITATIONS...............................B-19
YIELD AND TOTAL RETURN...........................................B-20
SHARE PRICE......................................................B-24
PURCHASE OF SHARES...............................................B-24
REDEMPTION OF SHARES.............................................B-25
MANAGEMENT OF THE FUNDS..........................................B-25
INVESTMENT ADVISORY SERVICES.....................................B-30
PORTFOLIO TRANSACTIONS...........................................B-36
FINANCIAL STATEMENTS.............................................B-37
COMPARATIVE INDEXES..............................................B-37

                            DESCRIPTION OF THE TRUST


ORGANIZATION

The Trust was organized as Ivest Fund, a Massachusetts corporation, in 1959. It became a Maryland corporation in 1973, and was reorganized as a Delaware statutory trust in June 1998. Prior to its reorganization as a Delaware statutory trust, the Trust was known as Vanguard World Fund, Inc.


  The Trust currently offers the following funds and classes of shares:


                                                      SHARECLASSES
                                                      ------------

   FUND                                     INVESTOR   ADMIRAL   INSTITUTIONAL
   ----                                     --------   -------   -------------
   Vanguard/(R)/ U.S. Growth Fund              Yes       Yes          No
   Vanguard/(R)/ International Growth Fund     Yes       Yes          No
   Vanguard/(R)/ Calvert Social Index Fund     Yes        No          Yes
                 (individually, a Fund; collectively, the Funds)

     The Trust has the ability to offer additional funds or classes of shares. There is no limit on the number of full and fractional shares that each Fund may issue.


     The Vanguard U.S. Growth Fund and Vanguard International Growth Fund are registered with the United States Securities and Exchange Commission (the Commission) under the Investment Company Act of 1940 (the 1940 Act) as open-end diversified management investment companies. Vanguard Calvert Social Index Fund is registered with the Commission as an open-end nondiversified management investment company.


SERVICE PROVIDERS



     CUSTODIAN. Citibank, N.A., 111 Wall Street, New York, NY 10005 (for Vanguard U.S. Growth Fund), JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070 (for Vanguard International Growth Fund), and Wachovia Bank, N.A., 123 S. Broad Street, PA4942, Philadelphia, PA 19109 (for Vanguard Calvert Social Index Fund), serve as the custodians. The custodians are responsible for maintaining the Funds' assets and keeping all necessary accounts and records of each Fund's assets.


     INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042, serves as the Funds' independent accountants. The accountants audit each Fund's annual financial statements and provide other related services.

     TRANSFER  AND   DIVIDEND-PAYING   AGENT.  The  Funds'  transfer  agent  and
dividend-paying agent is The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, PA 19355.


CHARACTERISTICS OF THE FUND'S SHARES

     RESTRICTIONS ON HOLDING OR DISPOSING OF SHARES. There are no restrictions on the right of shareholders to retain or dispose of the Funds' shares, other than the possible future termination of the Funds. Each Fund may be terminated by reorganization into another mutual fund or by liquidation and distribution of the assets of the affected Fund. Unless terminated by reorganization or liquidation, each Fund will continue indefinitely.

     SHAREHOLDER LIABILITY. The Funds are organized under Delaware law, which provides that shareholders of a statutory trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of a Fund will not be personally liable for payment of the Fund's debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of a Fund obligation only if the Fund itself had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.

     DIVIDEND RIGHTS. The shareholders of a Fund are entitled to receive any dividends or other distributions declared for such Fund. No shares have priority or preference over any other shares of the same Fund with respect to distributions. Distributions will be made from the assets of a Fund, and will be paid ratably to all shareholders of the Fund (or class) according to the number of shares of such Fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of the same Fund based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

     VOTING RIGHTS. Shareholders are entitled to vote on a matter if: (i) a shareholder vote is required under the 1940 Act; (ii) the matter concerns an amendment to the Declaration of Trust that would adversely affect to a material degree the rights and preferences of the shares of any Fund or any class of a Fund; or (iii) the trustees determine that it is necessary or desirable to obtain a shareholder vote. The 1940 Act requires a shareholder vote under various circumstances, including to elect or remove trustees upon the written request of shareholders representing 10% or more of a Fund's net assets, and to change any fundamental policy of a Fund. Unless otherwise required by applicable law, shareholders of each Fund receive one vote for each dollar of net asset value owned on the record date, and a fractional vote for each fractional dollar of net asset value owned on the record date. However, only the shares of the Fund affected by a particular matter are entitled to vote on that matter. Voting rights are non-cumulative and cannot be modified without a majority vote.

     LIQUIDATION RIGHTS. In the event that a Fund is liquidated, shareholders of that Fund will be entitled to receive a pro rata share of the Fund's net assets. In the event that a class of shares is liquidated, shareholders of that class will be entitled to receive a pro rata share of the Fund's net assets that are attributable to that class.

     PREEMPTIVE RIGHTS. There are no preemptive rights associated with shares of each Fund.

     CONVERSION RIGHTS. Shareholders of a Fund may convert their shares into another class of shares of the same Fund upon the satisfaction of any then applicable eligibility requirements.

     REDEMPTION PROVISIONS. The Funds' redemption provisions are described in their current prospectuses and elsewhere in this Statement of Additional Information.

     SINKING FUND PROVISIONS. The Funds have no sinking fund provisions.

     CALLS OR ASSESSMENT. Each Fund's shares, when issued, are fully paid and non-assessable.


TAX STATUS OF THE FUNDS

Each Fund intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, of 1986, as amended. This special tax status means that a Fund will not be liable for federal tax on income and capital gains distributed to shareholders. In order to preserve its tax status, each Fund must comply with certain requirements. If a Fund fails to meet these requirements in any taxable year, it will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before regaining its tax status as a regulated investment company.

     In order for a fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the fund's business of investing in securities or currencies. It is anticipated that any net gain recognized on futures contracts will be considered qualifying income for purposes of the 90% requirement.

     Each Fund may invest in passive foreign investment companies (PFICs). A PFIC is a foreign corporation whose majority of income (75% or more) is passive or whose assets (50% or more) produce passive income. Capital gains on the sale of such investments will be deemed ordinary income regardless of how long the Fund held them. Also, the Fund may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from the investments, whether or not they are distributed to shareholders. To avoid such tax and interest, the Fund may elect to treat these investments as sold on the last day of the Fund's fiscal year and mark to market the gains (or losses, to the extent of previously recognized gains) and recognize ordinary income each year. Distributions from the Fund that are attributable to PFICs are characterized as ordinary income.


                              INVESTMENT POLICIES

Some of the investment policies described below and in the Funds' prospectuses set forth percentage limitations on a Fund's investment in, or holdings of, certain securities or other assets. Unless otherwise required by law, compliance with these policies will be determined immediately after the acquisition of such securities or assets. Subsequent changes in values, net assets, or other circumstances will not be considered when determining whether the investment complies with a Fund's investment policies and limitations.



     BORROWING. A fund's ability to borrow money is limited by its investment policies, by the Investment Company Act of 1940, as amended ("1940 Act"), and by applicable exemptive orders, no-action letters, interpretations and other pronouncements by the Securities and Exchange Commission and its staff ("SEC") and any other regulatory authority having jurisdiction, from time to time. Under the 1940 Act, a fund is required to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the fund's total assets made for temporary or emergency purposes. Any borrowings for temporary purposes in excess of 5% of the fund's total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a fund may be required to sell some of its portfolio holdings within three days (excluding Sundays and holidays) to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

     Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a fund's portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by earnings on the securities purchased. A fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.


     The SEC takes the position that other transactions that have a leveraging effect on the capital structure of a fund or are economically equivalent to borrowing can be viewed as constituting a form of borrowing by the fund. These transactions can include entering into reverse repurchase agreements, engaging in mortgage dollar roll transactions, selling securities short (other than short sales "against-the-box"), buying and selling certain derivatives (such as futures contracts), selling (or writing) put and call options, engaging in sale-buybacks, entering into firm commitment agreements and standby commitment agreements, engaging in when-issued, delayed delivery and forward commitment transactions, and other trading practices that have a leveraging effect on the capital structure of a fund or are economically equivalent to borrowing (additional discussion about a number of these transaction can be found below). A borrowing transaction will not be considered to constitute the issuance of a "senior security" by a fund, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund (1) "covers" the borrowing transaction by maintaining an offsetting financial position or (2) segregates liquid assets (with such liquidity determined by the adviser in accordance with procedures established by the board of trustees) equal (as determined on a daily mark-to-market basis) in value to the fund's potential economic exposure under the borrowing transaction. A fund may have to buy or sell a security at a disadvantageous time or price in order to cover a borrowing transaction or segregate sufficient liquid assets. In addition, assets so segregated may not be available to satisfy redemptions or for other purposes.

     COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. Common stock typically entitles the owner to vote on the election of directors and other important matters as well as to receive dividends on such stock. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds, other debt holders and owners of preferred stock take precedence over the claims of those who own common stock.

     CONVERTIBLE SECURITIES. Convertible securities are hybrid securities that combine the investment characteristics of bonds and common stocks. Convertible securities typically consist of debt securities or preferred stock that may be converted (on a voluntary or mandatory basis) within a specified period of time (normally for the entire life of the security) into a certain amount of common stock or other equity security of the same or a different issuer at a predetermined price. Convertible securities also include debt securities with warrants or common stock attached and derivatives combining the features of debt securities and equity securities. Other convertible securities with features and risks not specifically referred to herein may become available in the future.
Convertible securities involve risks similar to both fixed-income and equity securities.

     The market value of a convertible security is a function of its "investment value" and its "conversion value." A security's "investment value" represents the value of the security without its conversion feature (i.e., a nonconvertible fixed income security). The investment value may be determined by reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. A security's "conversion value" is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security. If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like nonconvertible debt or preferred stock and its market value will not be influenced greatly by fluctuations in the market price of the underlying security. In that circumstance, the convertible security takes on the characteristics of a bond, and its price moves in the opposite direction from interest rates. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying security. In that case, the convertible security's price may be as volatile as that of common stock. Because both interest rate and market movements can influence its value, a convertible security generally is not as sensitive to interest rates as a similar fixed income security, nor is it as sensitive to changes in share price as its underlying equity security. Convertible securities are often rated below investment grade or are not rated, and are generally subject to a high degree of credit risk.


     While all markets are prone to change over time, the generally high rate at which convertible securities are retired (through mandatory or scheduled conversions by issuers or voluntary redemptions by holders) and replaced with newly issued convertibles may cause the convertible securities market to change more rapidly than other markets. For example, a concentration of available convertible securities in a few economic sectors could elevate the sensitivity of the convertible securities market to the volatility of the equity markets and to the specific risks of those sectors. Moreover, convertible securities with innovative structures, such as mandatory conversion securities and equity-linked securities, have increased the sensitivity of the convertible securities market to the volatility of the equity markets and to the special risks of those innovations, which may include risks different from, and possibly greater than, those associated with traditional convertible securities.

     DEBT SECURITIES--NON-INVESTMENT GRADE SECURITIES. Non-investment grade securities, also referred to as "high yield securities" or "junk bonds," are debt securities that are rated lower than the four highest rating categories by an nationally recognized statistical rating organization (for example, lower than Baa3 by Moody's Investors Service, Inc. or lower than BBB- by Standard & Poor's Corporation) or by independent analysis of a fund's adviser. These securities are generally considered to be, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk and other risks than securities in the investment grade categories. Investment in these securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk.


     Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of investment grade securities. Thus, reliance on credit ratings in making investment decisions entails greater risks for high yield securities than for investment grade debt securities. The success of a fund's adviser in managing high yield securities is more dependent upon its own credit analysis than is the case with investment grade securities.

     Some high yield securities are issued by smaller, less-seasoned companies, while others are issued as part of a corporate restructuring, such as an acquisition, merger, or leveraged buyout. Companies that issue high yield securities are often highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with investment grade securities. Some high yield securities were once rated as investment grade but have been downgraded to junk bond status because of financial difficulties experienced by their issuers.

     The market values of high yield securities tend to reflect individual corporate developments to a greater extent than do investment grade securities, which in general react to fluctuations in the general level of interest rates. High yield securities also tend to be more sensitive to economic conditions than are investment grade securities. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in junk bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, a fund investing in such securities may incur additional expenses to seek recovery. In the case of high yield securities structured as zero-coupon or pay-in-kind securities, market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash.

     Junk bonds frequently have call or buy-back features that would permit an issuer to call or repurchase the security from mutual funds and other investors. If a call were exercised by the issuer during a period of declining interest rates, a fund would likely have to replace such called security with a lower yielding security, thus decreasing the net investment income to the fund.

     The secondary market on which high yield securities are traded may be less liquid than the market for investment grade securities. Less liquidity in the secondary trading market could adversely affect the ability of a fund to sell a high yield security or the price at which a fund could sell a high yield security, and could adversely affect the daily net asset value of fund shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly-- traded market. When secondary markets for high yield securities are less liquid than the market for investment grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

     Except as otherwise provided in a fund's prospectus, if a credit rating agency changes the rating of a portfolio security held by a fund, the fund may retain the portfolio security if the adviser deems it in the best interest of shareholders.

     DEPOSITARY RECEIPTS. Depositary receipts are securities that evidence ownership interests in a security or a pool of securities that have been deposited with a "depository." Depositary receipts may be sponsored or unsponsored and include American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). In ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. In other depositary receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. Other depositary receipts, such as GDRs and EDRs, may be issued in bearer form and denominated in other currencies, and are generally designed for use in securities markets outside the U.S. While the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder's rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

     Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer's request. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

     For purposes of a fund's investment policies, investments in depositary receipts will be deemed to be investments in the underlying securities. Thus, a depositary receipt representing ownership of common stock will be treated as common stock. Depository receipts do not eliminate all of the risks associated with directly investing in the securities of foreign issuers.


     DERIVATIVES. A derivative is a financial instrument which has a value that is based on--or "derived from"-- the values of other assets, reference rates or indices. Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates and related indices. Derivatives include futures contracts and options on futures contracts (see additional discussion below), forward commitment transactions (see additional discussion below), options on securities (see additional discussion below), caps, floors, collars, swap agreements (see additional discussion below) and other financial instruments. Some derivatives, such as futures contracts and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives, such as swap agreements, are privately negotiated and entered into in the over-the-counter ("OTC") market. The risks associated with the use of derivatives are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are used by some investors for speculative purposes. Derivatives also may be used for a variety of purposes that do not constitute speculation, such as hedging, risk management, seeking to stay fully invested, seeking to reduce transaction costs, seeking to simulate an investment in equity or debt securities or other investments, seeking to add value when derivatives are favorably priced relative to equity or debt securities or other investments, and for other purposes. A fund will not use derivatives for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. There is no assurance that any derivatives strategy used by a fund's adviser will succeed.


     Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds and other traditional investments. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

     The use of a derivative agreement involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the other party to the contract (usually referred to as a "counterparty") or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. Additionally, the use of credit derivatives can result in losses if a fund's adviser does not correctly evaluate the creditworthiness of the issuer on which the credit derivative is based.

     Derivatives may be subject to liquidity risk, which exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

     Derivatives may be subject to pricing or "basis" risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.

     Because many derivatives have a leverage or borrowing component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Accordingly, certain derivative transactions may be considered to constitute borrowing transactions. Such a derivative transaction will not be considered to constitute the issuance of a "senior security" by a fund, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."

     Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a fund's interest. A fund bears the risk that its adviser will incorrectly forecast future market trends or the values of assets, reference rates, indices or other economic factors in establishing derivative positions for the fund. If the adviser attempts to use a derivative as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the derivative will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. While hedging strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Many derivatives, in particular OTC derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a fund.

     EXCHANGE--TRADED FUNDS. A fund may purchase shares of exchange-traded funds ("ETFs"), including ETF shares issued by other Vanguard funds. Typically, a fund would purchase ETF shares for the same reason it would purchase (and as an alternative to purchasing) futures contracts: to obtain exposure to all or a portion of the stock market while maintaining flexibility to meet the liquidity needs of the fund. ETF shares enjoy several advantages over futures. Depending on the market, the holding period, and other factors, ETF shares can be less costly and more tax-efficient than futures. In addition, ETF shares can be purchased for smaller sums, offer exposure to market sectors and styles for which there is no suitable or liquid futures contract, and do not involve leverage.

     Most ETFs are investment companies. Therefore, a fund's purchases of ETF shares generally are subject to the limitations on a fund's investments in other investment companies, which are described below under the heading "Other Investment Companies."

     An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate within a wide range, and a fund could lose money investing in an ETF if the prices of the stocks owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of the ETF's shares may trade at a discount to their net asset value; (2) an active trading market for an ETF's shares may not develop or be maintained; or (3) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

     FOREIGN SECURITIES. Foreign securities are equity or debt securities issued by entities organized, domiciled or with a principal place of business outside the United States, such as foreign corporations and governments. Foreign securities may trade in U.S. or foreign securities markets. A fund may make foreign investments either directly by purchasing foreign securities or indirectly by purchasing depositary receipts or depositary shares of similar instruments ("depositary receipts") for foreign securities (see discussion above). Depositary receipts are securities that are listed on exchanges or quoted in OTC markets in one country but represent shares of issuers domiciled in another country. Direct investments in foreign securities may be made either on foreign securities exchanges or in the OTC markets. Investing in foreign securities involves certain special risk considerations that are not typically associated with investing in U.S. companies or governments.


     Because foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to U.S. issuers, there may be less publicly available information about certain foreign issuers than about U.S. issuers. Evidence of securities ownership may be uncertain in many foreign countries. As a result, there is a risk that a fund's trade details could be incorrectly or fraudulently entered at the time of the transaction, resulting in a loss to the fund. Securities of foreign issuers are generally less liquid and more volatile than securities of comparable U.S. issuers. There is generally less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, terrorism, nationalization, limitations on the removal of funds or other assets, or diplomatic developments which could affect U.S. investments in those countries. Although an adviser will endeavor to achieve most favorable execution costs for a fund's portfolio transactions in foreign securities under the circumstances, commissions (and other transaction costs) are generally higher than those on U.S. securities. In addition, it is expected that the expenses for custodian arrangements of a fund's foreign securities will be somewhat greater than the expenses for a fund that invests primarily in domestic securities. Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from the companies comprising a funds.


     The value of the foreign securities held by a fund may be significantly affected by changes in currency exchange rates. The U.S. dollar value of a foreign security generally decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. dollar falls against such currency (as discussed below, a fund may attempt to hedge its currency risks). In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulation, currency devaluations and political and economic developments.


     FOREIGN SECURITIES--EMERGING MARKET RISK. Investing in emerging market countries involves certain risks not typically associated with investing in the United States, and imposes risks greater than, or in addition to, risks of investing in more developed foreign countries. These risks include, but are not limited to, the following: greater risks of nationalization or expropriation of assets or confiscatory taxation; currency devaluations and other currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of terrorism and war); more substantial government involvement in the economy; less government supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on the fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be smaller, less seasoned and newly organized companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and greater price volatility, substantially less liquidity, and significantly smaller market capitalization of securities markets. Also, any change in the leadership or politics of emerging market countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities. In addition, a number of emerging market countries restrict, to various degrees, foreign investment in securities. Furthermore, high rates of inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.


     FOREIGN SECURITIES--FOREIGN CURRENCY TRANSACTIONS. The value of a fund's foreign securities as measured in United States dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the fund may incur costs in connection with conversions between various currencies. To seek to minimize the impact of such factors on net asset values, a fund may engage in foreign currency transactions in connection with its investments in foreign securities. A fund will not speculate in foreign currency exchange, and will enter into foreign currency transactions only to "hedge" the currency risk associated with investing in foreign securities. Although such transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also may limit any potential gain which might result should the value of such currency increase.


     A fund may conduct its currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into with large commercial banks or other currency traders who are participants in the interbank market. Currency exchange transactions also may be effected through the use of swap agreements or other derivatives. Currency exchange transactions may be considered borrowings. A currency exchange transaction will not be considered to constitute the issuance of a "senior security" by a fund, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."


     By entering into a forward contract for the purchase or sale of foreign currency involved in underlying security transactions, a fund may be able to protect itself against possible loss between trade and settlement dates for that purchase or sale resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. This practice is sometimes referred to as "transaction hedging." In addition, when the adviser reasonably believes that a particular foreign currency may suffer a substantial decline against the U.S. dollar, a fund may enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. This practice is sometimes referred to as "portfolio hedging." Similarly, when the adviser reasonably believes that the U.S. dollar may suffer a substantial decline against a foreign currency, a fund may enter into a forward contract to buy that foreign currency for a fixed dollar amount.


     A fund may also attempt to hedge its foreign currency exchange rate risk by engaging in currency financial futures, options and "cross-hedge" transactions. In "cross-hedge" transactions, a fund holding securities denominated in one foreign currency will enter into a forward currency contract to buy or sell a different foreign currency (one that the adviser reasonably believes generally tracks the currency being hedged with regard to price movements). The adviser may select the tracking (or substitute) currency rather than the currency in which the security is denominated in order to take advantage of pricing or other opportunities presented by the tracking currency. Such cross-hedges are expected to help protect a fund against an increase or decrease in the value of the U.S. dollar against certain foreign currencies.

     A fund may hold a portion of its assets in bank deposits denominated in foreign currencies, so as to facilitate investment in foreign securities as well as protect against currency fluctuations and the need to convert such assets into U.S. dollars (thereby also reducing transaction costs). To the extent these monies are converted back into U.S. dollars, the value of the assets so maintained will be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.

     The forecasting of short-term currency market movement is extremely difficult and whether a short-term hedging strategy will be successful is highly uncertain. Moreover, it is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, a fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if its adviser's predictions regarding the movement of foreign currency or securities markets prove inaccurate. In addition, the use of cross-hedging transactions may involve special risks, and may leave a fund in a less advantageous position than if such a hedge had not been established. Because foreign currency forward contracts are privately negotiated transactions, there can be no assurance that a fund will have flexibility to roll-over the foreign currency forward contract upon its expiration if it desires to do so. Additionally, there can be no assurance that the other party to the contract will perform its services thereunder.

     FOREIGN SECURITIES--FOREIGN INVESTMENT COMPANIES. Some of the countries in which a fund may invest may not permit, or may place economic restrictions on, direct investment by outside investors. Fund investments in such countries may only be permitted through foreign government-approved or authorized investment vehicles, which may include other investment companies. Such investments may also be made through registered or unregistered closed-end investment companies that invest in foreign securities. Investing through such vehicles may involve frequent or layered fees or expenses and may also be subject to limitation under the 1940 Act, as described below under the heading "Other Investment Companies."

     FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A futures contract is a standardized agreement between two parties to buy or sell at a specific time in the future a specific quantity of a commodity at a specific price. The commodity may consist of an asset, a reference rate, or an index. A security futures contract relates to the sale of a specific quantity of shares of a single equity security or a narrow-based securities index. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying commodity. The buyer of a futures contract enters into an agreement to purchase the underlying commodity on the settlement date and is said to be "long" the contract. The seller of a futures contract enters into an agreement to sell the underlying commodity on the settlement date and is said to be "short" the contract. The price at which a futures contract is entered into is established by open outcry on the floor of an exchange between exchange members acting as traders or brokers. Open futures contracts can be liquidated or closed out by physical delivery of the underlying commodity or payment of the cash settlement amount on the settlement date, depending on the terms of the particular contract. Some financial futures contracts (such as security futures) provide for physical settlement at maturity. Other financial futures contracts (such as those relating to interest rates, foreign currencies and broad-based securities indices) generally provide for cash settlement at maturity. In the case of cash settled futures contracts, the cash settlement amount is equal to the difference between the final settlement price on the last trading day of the contract and the price at which the contract was entered into. Most futures contracts, however, are not held until maturity but instead are "offset" before the settlement date through the establishment of an opposite and equal futures position.

     The purchaser or seller of a futures contract is not required to deliver or pay for the underlying commodity unless the contract is held until the settlement date. However, both the purchaser and seller are required to deposit "initial margin" with a futures commission merchant ("FCM") when the futures contract is entered into. Initial margin deposits are typically calculated as a percentage of the contract's market value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. This process is known as "marking-to-market." Because the exchange of initial and variation margin payments prior to the settlement date will not represent payment in full for a futures contract, a fund's futures transactions can be considered borrowing transactions. A futures transaction will not be considered to constitute the issuance of a "senior security" by a fund, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."

     An option on a futures contract (or "futures option") conveys the right, but not the obligation, to purchase (in the case of a "call" option) or sell (in the case of a "put" option) a specific futures contract at a specific price (called the "exercise" or "strike" price) any time before the option expires. The buyer of a call option is said to go "long" a futures contract, while the buyer of a put option is said to go "short" a futures contract. The seller of an option is called an option writer. The purchase price of an option is called the "premium." Although the potential loss to an option buyer is limited to the amount of the premium plus transaction costs, that person can lose the entire amount of the premium. This will be the case, for example, if the option is held and not exercised prior to its expiration date. Generally, an option writer sells options with the goal of obtaining the premium paid by the option buyer. If an option sold by an option writer expires without being exercised, the writer retains the full amount of the premium. The option writer, however, has unlimited economic risk because its potential loss, except to the extent offset by the premium received when the option was written, is equal to the amount the option is "in-the-money" at the expiration date. A call option is in-the-money if the value of the underlying futures contract exceeds the exercise price of the option. A put option is in-the-money if the exercise price of the option exceeds the value of the underlying futures contract. Generally, any profit realized by an option buyer represents a loss for the option writer.

     A fund that takes the position of a writer of a futures option is required to deposit and maintain initial and variation margin with respect to the option, as described above in the case of futures contracts. Because the exchange of initial and variation margin payments prior to the expiration date of the option will not represent payment in full for a futures option, a fund's put and call option transactions can be considered borrowing transactions. A futures option transaction will not be considered to constitute the issuance of a "senior security" by a fund, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."

     Each fund intends to comply with the Rule 4.5 of the Commodity Futures Trading Commission ("CFTC"), under which a mutual fund avoids being deemed a "commodity pool" or a "commodity pool operator" by limiting its use of futures contracts and futures options to "bona fide hedging" transactions (as defined by the CFTC) and by limiting the maximum amount or value of those futures and options transactions that do not constitute bona fide hedging transactions. A fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

     FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS--RISKS. The risk of loss in trading futures contracts and in writing futures options can be substantial, due to the low margin deposits required, the extremely high degree of leverage involved in futures and options pricing, and the potential high volatility of the futures markets. As a result, a relatively small price movement in a futures position may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract, and the writing of a futures option, may result in losses in excess of the amount invested in the position. In the event of adverse price movements, a fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements (and segregation requirements, if applicable) at a time when it may be disadvantageous to do so. In addition, on the settlement date, a fund may be required to make delivery of the instruments underlying the futures positions it holds.

     A fund could suffer losses if it is unable to close out a futures contract or a futures option because of an illiquid secondary market. Futures contracts and futures options may be closed out only on an exchange which provides a secondary market for such products. However, there can be no assurance that a liquid secondary market will exist for any particular futures product at any specific time. Thus, it may not be possible to close a futures or option position. Moreover, most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses. The inability to close futures and options positions also could have an adverse impact on the ability to hedge a portfolio investment or to establish a substitute for a portfolio investment.

     A fund bears the risk that its adviser will incorrectly predict future market trends. If the adviser attempts to use a futures contract or a futures option as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the futures position will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. While hedging strategies involving futures products can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments.

     A fund could lose margin payments it has deposited with its FCM, if, for example, the FCM breached its agreement with the fund or became insolvent or goes into bankruptcy. In that event, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.

     INTERFUND BORROWING AND LENDING. The SEC has issued an exemptive order permitting the Vanguard funds to participate in Vanguard's interfund lending program. This program allows the Vanguard funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions, including the requirement that no fund may borrow or lend money through the program unless it receives a more favorable interest rate than is available from a typical bank for a comparable transaction. In addition, a Vanguard fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objective and other investment policies. The boards of trustees of the Vanguard funds are responsible for ensuring that the interfund lending program operates in compliance with all conditions of the SEC's exemptive order.

     OPTIONS. An option on a security (or index) is a contract that gives the holder of the option, in return for the payment of a "premium," the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option (i) to deliver the underlying security upon payment of the exercise price (in the case of a call option) or
(ii) to pay the exercise price upon delivery of the underlying security (in the case of a put option). The writer of an option on an index has the obligation upon exercise of the option to pay an amount equal to the cash value of the index minus the exercise price, multiplied by the specified multiplier for the index option. The multiplier for an index option determines the "size" of the investment position the option represents. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

     The buyer of a call option is said to go "long" on the underlying position, while the buyer of a put option is said to go "short" the underlying position. The seller of an option is called an option writer. The purchase price of an option is called the "premium." Although the potential loss to an option buyer is limited to the amount of the premium plus transaction costs, that person can lose the entire amount of the premium. This will be the case if the option is held and not exercised prior to its expiration date. Generally, an option writer sells options with the goal of obtaining the premium paid by the option buyer, but that person could also seek to profit from an anticipated rise or decline in option prices. If an option sold by an option writer expires without being exercised, the writer retains the full amount of the premium. The option writer, however, has unlimited economic risk because its potential loss, except to the extent offset by the premium received when the option was written, is equal to the amount the option is "in-the-money" at the expiration date. A call option is in-the-- money if the value of the underlying position exceeds the exercise price of the option. A put option is in-the-money if the exercise price of the option exceeds the value of the underlying position. Generally, any profit realized by an option buyer represents a loss for the option writer. The writing of an option may be considered a borrowing transaction. The writing of an option will not be considered to constitute the issuance of a "senior security" by a fund, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."

     If a trading market in particular options were to become unavailable, investors in those options would be unable to close out their positions until trading resumes, and they may be faced with substantial losses if the value of the underlying interest moves adversely during that time. Even if the market were to remain available, there may be times when options prices will not maintain their customary or anticipated relationships to the prices of the underlying interests and related interests. Lack of investor interest, changes in volatility, or other factors or conditions might adversely affect the liquidity, efficiency, continuity or even the orderliness of the market for particular options.

     A fund bears the risk that its adviser will not accurately predict future market trends. If the adviser attempts to use an option as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the option will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. While hedging strategies involving options can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Many options, in particular OTC options, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a fund.


     OTHER INVESTMENT COMPANIES. A fund may invest in other investment companies to the extent permitted by applicable law or SEC order. Under the 1940 Act, a fund generally may invest up to 10% of its assets in shares of investment companies and up to 5% of its assets in any one investment company as long as the investment does not represent more than 3% of the voting stock of the acquired investment company. If a fund invests in investment companies, shareholders will bear not only their proportionate share of the fund's expenses (including operating expenses and the fees of the adviser), but also, indirectly, the similar expenses of the underlying investment companies. Shareholders would also be exposed to the risks associated not only to the investments of the fund but also to the portfolio investments of the underlying investment companies. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that typically trade on a stock exchange or over-the-counter at a premium or discount to their net asset value. Others are continuously offered at net asset value but also may be traded in the secondary market.


     PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that normally pays dividends at a specified rate and that has precedence over common stock. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. Preferred stock generally has a preference over common stock (but is generally subordinated to bonds and other debt obligations) on the distribution of an issuer's assets in the event of bankruptcy or liquidation. Preferred stock, unlike common stock, often has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer's common stock. "Participating" preferred stock may be entitled to a dividend exceeding the stated dividend in certain cases. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of such stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates.

     REPURCHASE AGREEMENTS. A repurchase agreement is an agreement under which a fund acquires a fixed income security (generally a security issued by the U.S. Government or an agency thereof, a banker's acceptance, or a certificate of deposit) from a commercial bank, broker, or dealer, and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally, the next business day). Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by a fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by a custodian bank until repurchased. In addition, the board of trustees will monitor a fund's repurchase agreement transactions generally and will establish guidelines and standards for review by the investment adviser of the creditworthiness of any bank, broker, or dealer party to a repurchase agreement relating to a fund. The use of repurchase agreements involves certain risks. One risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy or other laws, a court may determine that the underlying security is collateral for a loan by the fund not within its control and therefore the realization by the fund on such collateral may be automatically stayed. Finally, it is possible that the fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

     RESTRICTED AND ILLIQUID SECURITIES. Illiquid securities are securities that may not be sold or disposed of in the ordinary course of business within seven business days at approximately the value at which they are being carried on a fund's books. Illiquid securities may include a wide variety of investments, such as repurchase agreements maturing in more than seven days, OTC options contracts and certain other derivatives (including certain swap agreements), fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), participation interests in loans, municipal lease obligations, commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended ("1933 Act"), and securities whose disposition is restricted under the federal securities laws. Illiquid securities include restricted, privately placed securities that, under the federal securities laws, may be sold only to qualified institutional buyers. Because these securities can be resold only to qualified institutional buyers, they may be considered illiquid securities-meaning that they could be difficult for a fund to convert to cash if needed. If a substantial market develops for a restricted security (or other illiquid investment) held by a fund, it will be treated as a liquid security, in accordance with procedures and guidelines approved by the board of trustees. This generally includes securities that are unregistered that can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act or securities that are exempt from registration under the 1933 Act, such as commercial paper. While a fund's adviser monitors the liquidity of restricted securities on a daily basis, the board of trustees oversees and retains ultimate responsibility for the adviser's decisions. Several factors that the board considers in monitoring these decisions include the valuation of a security, the availability of qualified institutional buyers, brokers and dealers that trade in the security, and the availability of information about the security's issuer.

     REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. Under a reverse repurchase agreement, the fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. Reverse repurchase agreements involve the risk that the market value of securities retained by the fund may decline below the repurchase price of the securities sold by the fund which it is obligated to repurchase. A reverse repurchase agreement may be considered a borrowing transaction. A reverse repurchase agreement transaction will not be considered to constitute the issuance of a "senior security" by a fund, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing." A fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been reviewed and found satisfactory by the adviser.

     SECURITIES LENDING. A fund may lend its investment securities to qualified institutional investors (typically brokers, dealers, banks, or other financial institutions) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities, or completing arbitrage operations. By lending its investment securities, a fund attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the fund. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, a fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Cash received as collateral through loan transactions may be invested in other eligible securities. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.


     The terms and the structure and the aggregate amount of securities loans must be consistent with the 1940 Act, and the rules or interpretations of the SEC thereunder. These provisions limit the amount of securities a fund may lend to 33 1/3% of the fund's total assets, and require that (1) the borrower pledge and maintain with the fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States Government having at all times not less than 100% of the value of the securities loaned,
(2) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (3) the loan be made subject to termination by the fund at any time, and (4) the fund receive reasonable interest on the loan (which may include the fund's investing any cash collateral in interest bearing short-term investments), any distribution on the loaned securities and any increase in their market value. Loan arrangements made by each fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including the creditworthiness of the borrower, will be considered in making decisions with respect to the lending of securities, subject to review by the board of trustees, and a fund may pay such fees. At the present time, the staff of the SEC does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's trustees. In addition, voting rights pass with the loaned securities, but if a material event will occur affecting an investment on loan, the loan must be called and the securities voted.

     SWAP AGREEMENTS. A swap agreement is an agreement between two parties ("counterparties") to exchange payments at specified dates ("periodic payment dates") on the basis of a specified amount ("notional amount") with the payments calculated with reference to a specified asset, reference rate or index.


     Examples of swap agreements include, but are not limited to, interest rate swaps, credit default swaps, equity swaps, commodity swaps, foreign currency swaps, index swaps and total return swaps. Most swap agreements provide that when the periodic payment dates for both parties are the same, payments are netted and only the net amount is paid to the counterparty entitled to receive the net payment. Consequently, a fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each counterparty. Swap agreements allow for a wide variety of transactions. For example, fixed rate payments may be exchange for floating rate payments; dollar-denominated payments may be exchanged for non-dollar-denominated payments; and payments tied to the price of one asset, reference rate or index may be exchanged for payments tied to the price of another asset, reference rate or index.

     An option on a swap agreement, also called a "swaption," is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based "premium." A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.The use of swap agreements by a fund entails certain risks, which are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Swaps are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds and other traditional investments.

     The use of a swap requires an understanding not only of the referenced asset, reference rate or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions.

     Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If a swap transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price. For this reason, a swap transaction may be subject to a fund's limitation on investments in illiquid securities.

     Swap agreements may be subject to pricing risk, which exists when a particular swap becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.

     Because some swap agreements have a leverage or borrowing component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment. Certain swap transactions may be considered to constitute borrowing transactions. Such a swap transaction will not be considered to constitute the issuance of a "senior security" by a fund, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."

     Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a fund's interest. A fund bears the risk that its adviser will not accurately forecast future market trends or the values of assets, reference rates, indices or other economic factors in establishing swap positions for the fund. If the adviser attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Many swaps, in particular OTC swaps, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a fund.

     The use of a swap agreement involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. Additionally, the use of credit default swaps can result in losses if a fund's adviser does not correctly evaluate the creditworthiness of the issuer on which the credit swap is based.

     The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

     TAX MATTERS--FEDERAL TAX TREATMENT OF FUTURES CONTRACTS. A fund is required for federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. In these cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Gains and losses on certain other futures contracts (primarily non-U.S. futures contracts) are not recognized until the contracts are closed and are treated as long-term or short-term depending on the holding period of the contract. Sales of futures contracts which are intended to hedge against a change in the value of securities held by a fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition. A fund may be required to defer the recognition of losses on one position, such as futures contracts, to the extent of any unrecognized gains on a related offsetting position held by the fund.

     A fund will distribute to shareholders annually any net capital gains which have been recognized for federal income tax purposes on futures transactions. Such distributions will be combined with distributions of capital gains realized on the fund's other investments and shareholders will be advised on the nature of the distributions.

     TAX MATTERS--FEDERAL TAX TREATMENT OF NON-U.S. TRANSACTIONS. Special rules govern the Federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (1) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (2) the accruing of certain trade receivables and payables; and (3) the entering into or acquisition of any forward contract, futures contract, option or similar financial instrument if such instrument is not marked to market. The disposition of a currency other than the U.S. dollar by a taxpayer whose functional currency is the U.S. dollar is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and non-equity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the marking-to-market rules applicable to other futures contracts unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary income or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. The Treasury Department issued regulations under which certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Code and the Treasury regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. Any gain or loss attributable to the foreign currency component of a transaction engaged in by a fund which is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction. It is anticipated that some of the non-U.S. dollar-denominated investments and foreign currency contracts a fund may make or enter into will be subject to the special currency rules described above.

     TAX MATTERS--FOREIGN TAX CREDIT. Foreign governments may withhold taxes on dividends and interest paid with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50% of a fund's total assets are invested in securities of foreign issuers, the fund may elect to pass through foreign taxes paid, and thereby allow shareholders to take a deduction or, if they meet certain holding period requirements, a tax credit on their tax returns. If shareholders do not meet the holding period requirements, they may still be entitled to a deduction for certain gains than were actually distributed by the fund, but will also show the amount of the available offsetting credit or deduction.

     TEMPORARY INVESTMENTS. A fund may take temporary defensive measures that are inconsistent with the fund's normal fundamental or non-fundamental investment policies and strategies in response to adverse market, economic, political or other conditions. Such measures could include, but are not limited to, investments in (1) highly liquid short-term fixed income securities issued by or on behalf of municipal or corporate issuers, obligations of the U.S. Government and its agencies, commercial paper, and bank certificates of deposit;
(2) shares of other investment companies which have investment objectives consistent with those of the fund; (3) repurchase agreements involving any such securities; and (4) other money market instruments. There is no limit on the extent to which the fund may take temporary defensive measures. In taking such measures, the fund may fail to achieve its investment objective.

     VIPER SHARES. VIPER Shares are exchange-traded shares that represent an interest in a portfolio of stocks held by Vanguard index funds. "VIPER" stands for Vanguard Index Participation Equity Receipts. Any fund that issues VIPER Shares may repurchase those shares on the open market at the current market price if doing so would be advantageous for the fund. A repurchase might be advantageous, for example, because the VIPER Shares are more cost-effective than alternative investments, are selling at a discount to net asset value, will cause the fund to more closely track its index than alternative investments, or some combination of the three. A fund that repurchases its VIPER Shares also may lend those shares to qualified institutional borrowers as part of the fund's securities lending activities. A fund's investments in VIPER Shares are also subject to the descriptions and risks described above under the headings "Exchange-Traded Funds" and "Other Investment Companies."

     WARRANTS. Warrants are instruments which give the holder the right, but not the obligation, to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

     WHEN-ISSUED, DELAYED DELIVERY, AND FORWARD COMMITMENT TRANSACTIONS. When-issued, delayed delivery, and forward commitment transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing securities pursuant to one of these transactions, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with a fund's investments. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity or suffer a loss. A fund may renegotiate a when-issued or forward transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund. When-issued, delayed delivery and forward commitment transactions may be considered to constitute borrowing transactions. When-issued, delayed delivery, and forward commitment transactions will not be considered to constitute the issuance of a "senior security" by a fund, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."


                       FUNDAMENTAL INVESTMENT LIMITATIONS

Each Fund is subject to the following fundamental investment limitations, which cannot be changed in any material way without the approval of the holders of a majority of the Fund's shares. For these purposes, a "majority" of shares means the lesser of: (i) shares representing 67% or more of the Fund's net assets voted, so long as shares representing more than 50% of the Fund's net assets are present or represented by proxy; or (ii) shares representing more than 50% of the Fund's net assets.

     BORROWING. Each Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 15% of the Fund's net assets. Each Fund may borrow money through banks, or Vanguard's interfund lending program only, and must comply with all applicable regulatory conditions. Each Fund may not make any additional investments whenever its outstanding borrowings exceed 5% of net assets.

     COMMODITIES. Each Fund may not invest in commodities, except that each Fund may invest in stock futures contracts, stock options, and options on stock futures contracts and, in the case of Vanguard International Growth Fund and Vanguard Calvert Social Index Fund, foreign currency futures contracts and options. No more than 5% of a Fund's total assets may be used as initial margin deposit for futures contracts, and no more than 20% of a Fund's total assets may be invested in futures contracts or options at any time.

     DIVERSIFICATION. With respect to 75% of its total assets, Vanguard U.S. Growth Fund and Vanguard International Growth Fund may not: (i) purchase more than 10% of the outstanding voting securities of any one issuer, or (ii) purchase securities of any issuer if, as a result, more than 5% of the Fund's total assets would be invested in that issuer's securities. This limitation does not apply to obligations of the United States Government, its agencies, or instrumentalities. Vanguard Calvert Social Index Fund will limit the aggregate value of all holdings (except U.S. Government and cash items, as defined under subchapter M of the Internal Revenue Code (the Code)), each of which exceeds 5% of the Fund's total assets, to an aggregate of 50% of such assets. Additionally, the Fund will limit the aggregate value of holdings of a single issuer (except U.S. Government and cash items, as defined in the Code) to a maximum of 25% of the Fund's total assets.

     ILLIQUID SECURITIES. Each Fund may not acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

     INDUSTRY CONCENTRATION. Each Fund may not invest more than 25% of its total assets in any one industry.

     INVESTING FOR CONTROL. Each Fund may not invest in a company for the purpose of controlling its management.



     LOANS. Each Fund may not lend money to any person except by purchasing fixed income securities that are publicly distributed, lending its portfolio securities, or through Vanguard's interfund lending program.

     MARGIN. Each Fund may not purchase securities on margin or sell securities short, except as permitted by the Funds' investment policies relating to commodities.

     PLEDGING ASSETS. Each Fund may not pledge, mortgage or hypothecate more than 15% of its net assets.

     REAL ESTATE. Each Fund may not invest directly in real estate, although it may invest in securities of companies that deal in real estate and bonds secured by real estate.

     SENIOR SECURITIES. Each Fund may not issue senior securities, except in compliance with the 1940 Act.

     UNDERWRITING. Each Fund may not engage in the business of underwriting securities issued by other persons. The Fund will not be considered an underwriter when disposing of its investment securities.

     None of these limitations prevents the Fund from participating in The Vanguard Group, Inc. Because each Fund is a member of Vanguard, each Fund may own securities issued by Vanguard, make loans to Vanguard, and contribute to Vanguard's costs or other financial requirements. See "Management of the Funds" for more information.

     The investment limitations set forth above are considered at the time investment securities are purchased. If a percentage restriction is adhered to at the time the investment is made, a later increase in percentage resulting from a change in the market value of assets will not constitute a violation of such restriction.


                             YIELD AND TOTAL RETURN

The yield of each Fund for the 30-day period ended August 31, 2002, is set forth below.


                                   SHARE CLASS
                                 -----------
 FUND                            INVESTOR           ADMIRAL     INSTITUTIONAL
 ----                            --------           -------     -------------
 U.S. Growth Fund                    0.3%              0.4%              N/A
 International Growth Fund           N/A               N/A               N/A
 Calvert Social Index Fund           1.1               N/A               N/A


     The average annual total return of each Fund (both before and after taxes) for the one-, five-, and ten-year periods, or since inception, ended August 31, 2002, are set forth below:

                                  1 YEAR ENDED         5 YEARS ENDED        10 YEARS ENDED
                                     8/31/2002             8/31/2002             8/31/2002
INVESTOR SHARES           (OR SINCE INCEPTION)  (OR SINCE INCEPTION)  (OR SINCE INCEPTION)
------------------------------------------------------------------------------------------
U.S. GROWTH FUND
 Return Before Taxes                    -28.09%                -7.71%                 4.33%
 Return After Taxes on Distributions    -28.14                 -8.69                  2.93
 Return After Taxes on Distributions
  and Sale of Fund Shares               -17.23                 -4.60                  3.96
INTERNATIONAL GROWTH FUND
 Return Before Taxes                    -14.20%                -1.92%                 6.01%
 Return After Taxes on Distributions    -14-71                 -3.00                  5.10
 Return After Taxes on Distributions
  and Sale of Fund Shares                -8.55                 -1.56                  4.89
CALVERT SOCIAL INDEX FUND
(Inception May 8, 2000)
 Return Before Taxes                    -19.96%               -19.91*                  N/A
 Return After Taxes on Distributions    -20.16                -20.06*                  N/A
 Return After Taxes on Distributions
  and Sale of Fund Shares               -12.23                -15.50*                  N/A
------------------------------------------------------------------------------------------

* Since Inception. Subscription period for the Fund was May 8, 2000, to May 31, 2000, during which time all assets were held in money market instruments. Performance measurement began May 31, 2000.

--------------------------------------------------------------------------------
                                  1 YEAR ENDED
                                     8/31/2002           SINCE INCEPTION
ADMIRAL SHARES            (OR SINCE INCEPTION)           THROUGH 8/31/02*
--------------------------------------------------------------------------------
U.S. GROWTH FUND
 Return Before Taxes                  -27.99%                     -31.63%
INTERNATIONAL GROWTH FUND
 Return Before Taxes                  -14.12%                     -15.12%
--------------------------------------------------------------------------------
* August 13, 2001.

AVERAGE ANNUAL TOTAL RETURN
Average annual total return is the average annual compounded rate of return for the periods of one year, five years, ten years or the life of the fund, all ended on the last day of a recent month. Average annual total return quotations will reflect changes in the price of the fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in fund shares. Average annual total returns are quoted to the nearest hundredth of one percent.

AVERAGE ANNUAL TOTAL RETURN (BEFORE TAXES)
Average annual total return is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the fund's operations) that would equate the initial amount invested to the ending redeemable value, according to the following formula:


                              T = (ERV/P)/1/N/ - 1
Where:
T    =average annual total return
P    =a hypothetical initial investment of $1,000
n    =number of years
ERV =ending redeemable value of a hypothetical $1,000 investment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, and 10-year periods (or fractional portion thereof)


Instructions:
1. Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.
2. Assume all distributions by the fund are reinvested at the price stated in the prospectus (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period. Adjustments may be made for subsequent re-characterizations of distributions.
3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the fund's mean (or median) account size. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the fund's shares.
4. Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof) and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the prospectus.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS)
We calculate a fund's average annual total return (after taxes on distributions) by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the fund's operations) that would equate the initial amount invested to the after-tax ending value, according to the following formulas:

                            T = (ATV\D\/P)/1/N/ - 1
Where:
T    =average annual total return (after taxes on distributions)
P    =a hypothetical initial investment of $1,000
n    =number of years
ATV\D\ =ending value of a hypothetical $1,000 investment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof), after taxes on fund distributions but not after taxes on redemption

Instructions:
1. Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.
2. Assume all distributions by the fund--less the taxes due on such distributions--are reinvested at the price stated in the prospectus (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period.
3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the fund's mean (or median) account size. Assume that no additional taxes or tax credits result from any redemption of shares required to pay such fees. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the fund's shares.
4. Calculate the taxes due on any distributions by the fund by applying the highest individual marginal federal income tax rates in effect on the reinvest date, to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). Note that the applicable tax rates may vary over the measurement period. Distributions should be adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. Assume no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g., tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, should be taken into account in accordance with federal tax law. Disregard any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.
5. Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof) and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the prospectus. Assume that the redemption has no tax consequences.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION)
We calculate a fund's average annual total return (after taxes on distributions and redemption) by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the fund's operations) that would equate the initial amount invested to the after-tax ending value, according to the following formulas:

                           T = (ATV\DR\/P)/1/N/ - 1
Where:
T    =average annual total return (after taxes on distributions and redemption)
P    =a hypothetical initial investment of $1,000
n    =number of years
ATV\DR\ =ending value of a hypothetical $1,000 investment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof), after taxes on fund distributions and redemption

Instructions:

1. Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.

2. Assume all distributions by the fund--less the taxes due on such distributions--are reinvested at the price stated in the prospectus (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period.

3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the fund's mean (or median) account size. Assume that no additional taxes or tax credits result from any redemption of shares required to pay such fees. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the fund's shares.

4. Calculate the taxes due on any distributions by the fund by applying the highest individual marginal federal income tax rates in effect on the reinvest date, to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). Note that the applicable tax rates may vary over the measurement period. Distributions should be adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. Assume no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g., tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, should be taken into account in accordance with federal tax law. Disregard any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

5. Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof) and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the prospectus.

6. Determine the ending value by subtracting capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption.

     (a)  Calculate the capital gain or loss upon  redemption by subtracting the
          tax  basis  from  the  redemption   proceeds   (after   deducting  any
          nonrecurring charges as specified by Instruction 5).

     (b) The fund should separately track the basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. In determining the basis for a reinvested distribution, include the distribution net of taxes assumed paid from the distribution, but not net of any sales loads imposed upon reinvestment. Tax basis should be adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal tax law.

     (c) The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption should be separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The fund should not assume that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character should be determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

     (d) Calculate the capital gains taxes (or the benefit resulting from tax losses) using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. For example, applicable federal tax law should be used to determine whether and how gains and losses from the sale of shares with different holding periods should be netted, as well as the tax character (e.g., short-term or long-term) of any resulting gains or losses. Assume that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

CUMULATIVE TOTAL RETURN

Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of a fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in fund shares. Cumulative total return is calculated by finding the cumulative rates of a return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                C = (ERV/P) - 1

  Where:

          C   =cumulative total return
          P   =a hypothetical initial investment of $1,000
          ERV =ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period

SEC YIELDS

Yield is the net annualized yield based on a specified 30-day (or one month) period assuming semiannual compounding of income. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                         YIELD = 2[((A-B)/CD+1)/6/ - 1]

  Where:

          a   =dividends and interest earned during the period
          b   =expenses accrued for the period (net of reimbursements)
          c   =the average daily number of shares outstanding during
               the period that were entitled to receive dividends
          d   =the maximum offering price per share on the last day of
              the period

                                  SHARE PRICE

Each Fund's share price, called its net asset value, or NAV, is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of Fund shares outstanding for that class.

     The Exchange typically observes the following holidays: New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Although the Fund expects the same holidays to be observed in the future, the Exchange may modify its holiday schedule or hours of operation at any time.


                               PURCHASE OF SHARES

The purchase price of shares of each Fund is the net asset value per share next determined after the order is received. The net asset value per share is calculated as of the close of the New York Stock Exchange on each day the Exchange is open for business. An order received prior to the close of the Exchange will be executed at the price computed on the date of receipt; and an order received after the close of the Exchange will be executed at the price computed on the next day the Exchange is open.

     Each Fund reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to impose a transaction fee on a purchase of a Fund's shares if the purchase, in the opinion of Vanguard, would disrupt the efficient management of the Fund, (iii) to reject purchase orders when in the judgment of management such rejection is in the best interest of each Fund, and
(iv) to reduce or waive the minimum investment for or any other restrictions on initial and subsequent investments for certain fiduciary accounts such as employee benefit plans or under circumstances where certain economies can be achieved in sales of a Fund's shares.

                              REDEMPTION OF SHARES

The Funds may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange is closed, or trading on the Exchange is restricted as determined by the Commission, (ii) during any period when an emergency exists as defined by the Commission as a result of which it is not reasonably practicable for a Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the Commission may permit. There is no charge for share redemptions. Shares redeemed may be worth more or less than what was paid for them, depending on the market value of the securities held by the Fund.

     The Funds have made an election with the Commission to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period.

     If the board of trustees determines that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payment wholly or partly in cash, a Fund may pay the redemption price in whole or in part by a distribution in kind of readily marketable securities held by the Fund in lieu of cash in conformity with applicable rules of the Commission. Investors may incur brokerage charges on the sale of such securities so received in payment of redemptions.


INVESTING WITH VANGUARD THROUGH OTHER FIRMS

The Funds have authorized certain agents to accept on their behalf purchase and redemption orders, and those agents are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds' behalf (collectively, "Authorized Agents"). A Fund will be deemed to have received a purchase or redemption order when an Authorized Agent accepts the order in accordance with the Fund's instructions. [A customer order that is properly transmitted to a Fund by an Authorized Agent will be priced at the Fund's net asset value next determined after the order is received by the agent.]



                            MANAGEMENT OF THE FUNDS


THE VANGUARD GROUP

Each Fund is a member of The Vanguard Group of Investment Companies which consists of more than 100 funds. Through their jointly-owned subsidiary, The Vanguard Group, Inc., the funds obtain at cost virtually all of their corporate management, administrative and distribution services. Vanguard also provides investment advisory services on an at-cost basis to several of the Vanguard funds.

     Vanguard employs a supporting staff of management and administrative personnel needed to provide the requisite services, furnishings and equipment. Each fund pays its share of Vanguard's total expenses which are allocated among the funds under methods approved by the board of trustees of each fund. In addition, each fund bears its own direct expenses such as legal, auditing and custodian fees. In order to generate additional revenues for Vanguard and thereby reduce the funds' expenses, Vanguard also provides certain administrative services to other organizations.

     Each fund's officers are also officers and employees of Vanguard. No officer or employee owns, or is permitted to own, any securities of any external adviser for the funds.

     Vanguard, Vanguard Marketing Corporation, the funds' advisers, and the funds have adopted Codes of Ethics designed to prevent employees who may have access to nonpublic information about the trading activities of the funds (access persons) from profiting from that information. The Codes permit access persons to invest in securities for their own accounts, including securities that may be held by the funds, but place substantive and procedural restrictions on their trading activities. For example, the Codes require that access persons receive advance approval for every securities trade to ensure that there is no conflict with the trading activities of the funds.

     Vanguard was established and operates under an Amended and Restated Funds' Service Agreement which was approved by the shareholders of each of the funds. The amounts which each of the funds have invested are adjusted from time to time in order to maintain the proportionate relationship between each fund's relative net assets and its contribution to Vanguard's capital. The Amended and Restated Funds' Service Agreement provides as follows: (a) each Vanguard fund may be called upon to invest up to 0.40% of its current assets in Vanguard, and (b) there is no other limitation on the dollar amount each Vanguard fund may contribute to Vanguard's capitalization.

     At August 31, 2002, each fund had contributed capital to Vanguard representing 0.02% of each Fund's net assets. The total amount contributed by the Funds was $2,397,000, which represented 2.39% of Vanguard's capitalization.

     MANAGEMENT. Corporate management and administrative services include: (1) executive staff; (2) accounting and financial; (3) legal and regulatory; (4) shareholder account maintenance; (5) monitoring and control of custodian relationships; (6) shareholder reporting; and (7) review and evaluation of advisory and other services provided to the Funds by third parties.

     DISTRIBUTION. Vanguard Marketing Corporation, a wholly-owned subsidiary of The Vanguard Group, Inc., provides all distribution and marketing activities for the funds in the Vanguard Group. The principal distribution expenses are for advertising, promotional materials, and marketing personnel. Distribution services may also include organizing and offering to the public, from time to time, one or more new investment companies which will become members of The Vanguard Group. The trustees review and approve the amount to be spent annually on distribution activities and the manner and amount to be spent on each fund. The trustees also determine whether to organize new investment companies.

     One half of the distribution expenses of a marketing and promotional nature is allocated among the Vanguard funds based upon relative net assets. The remaining one half of those expenses is allocated among the funds based upon each fund's sales for the preceding 24 months relative to the total sales of the funds as a group, provided, however, that no fund's aggregate quarterly rate of contribution for distribution expenses of a marketing and promotional nature shall exceed 125% of the average distribution expense rate for the Vanguard Group, and that no fund shall incur annual distribution expenses in excess of 1% of its average month-end net assets.

     During the fiscal years ended August 31, 2000, 2001, and 2002, the Funds incurred the following approximate amounts of The Vanguard Group's management and administrative (including transfer agency), distribution, and marketing expenses.

--------------------------------------------------------------------------------
FUND                                  2000              2001              2002
--------------------------------------------------------------------------------
U.S. Growth Fund               $51,146,000       $47,655,000       $30,136,000
International Growth Fund       32,934,000        34,658,000        29,689,000
Calvert Social Index Fund            8,000            88,000           161,000
--------------------------------------------------------------------------------

     Each Fund has asked its investment adviser to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the Funds part of the commissions generated. Such rebates are used solely to reduce the Funds' management and administrative expenses and are not reflected in these totals.

     INVESTMENT ADVISORY SERVICES. Vanguard provides investment advisory services to Vanguard Calvert Social Index Fund and several other Vanguard funds. These services are provided on an at-cost basis from a money management staff employed directly by Vanguard.


OFFICERS AND TRUSTEES

The officers of the Funds manage their day-to-day operations under the direction of the Funds' board of trustees. The trustees set broad policies for the Funds and choose the Funds' officers. Each trustee serves each Fund until its termination; until the trustee's retirement, resignation, death; or otherwise as specified in the Trust's organizational documents. Any trustee may be removed at a meeting of shareholders by a vote representing two-thirds of the total net asset value of all shares of the Funds. Each trustee also serves as a director of The Vanguard Group, Inc.

     The following chart shows information for each trustee and executive officer of the Funds. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         NUMBER OF
                                                                                                                         VANGUARD
                                                                                                                           FUNDS
                                   POSITION(S)                                                                          OVERSEEN BY
                                   HELD WITH              TRUSTEE/            PRINCIPAL OCCUPATION(S) DURING              TRUSTEE/
NAME, YEAR OF BIRTH                  FUND              OFFICER SINCE              THE PAST FIVE YEARS                     OFFICER
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
John J. Brennan*               Chairman of the            May, 1987          Chairman of the Board, Chief Executive             112
(1954)                         Board, Chief                                  Officer, and Director(Trustee) of The
                               Executive Officer                             Vanguard Group, Inc. and each of the
                               and Trustee                                   investment companies served by The
                                                                             Vanguard Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Charles D. Ellis               Trustee                  January, 2001        The Partners of '63 (probono ventures in           112
(1937)                                                                       education); Senior Advisor to Greenwich
                                                                             Associates (international business strategy
                                                                             consulting); Successor Trustee of Yale
                                                                             University; Overseer of the Stern School of
                                                                             Business at New York University; Trustee of
                                                                             the Whitehead Institute for Biomedical
                                                                             Research.
------------------------------------------------------------------------------------------------------------------------------------
Rajiv L. Gupta                 Trustee                  December, 2001       Chairman and Chief Executive Officer               112
(1945)                                                                       (since October, 1999), Vice Chairman
                                                                             (January-September 1999),and Vice
                                                                             President (prior to September, 1999) of
                                                                             Rohm and Haas Co.(chemicals); Director
                                                                             of Technitrol, Inc. (electronic components)
                                                                             and Agere Systems (communication
                                                                             components); Board Member of
                                                                             American Chemistry Council; Trustee of
                                                                             Drexel University.
------------------------------------------------------------------------------------------------------------------------------------
JoAnn Heffernan Heisen         Trustee                    July, 1998         Vice President, Chief Information Officer, and     112
(1950)                                                                       Member of the Executive Committee of
                                                                             Johnson & Johnson (pharmaceuticals/
                                                                             consumer products); Director of the Medical
                                                                             Center at Princeton and Women's Research
                                                                             and Education Institute.
------------------------------------------------------------------------------------------------------------------------------------
Burton G. Malkiel              Trustee                    May, 1977          Chemical Bank Chairman's Professor of              110
(1932)                                                                       Economics, Princeton University; Director of
                                                                             Vanguard Investment Series plc (Irish investment
                                                                             fund) since November, 2001, Vanguard Group
                                                                             (Ireland) Limited (Irish investment
                                                                             management firm) since November, 2001,
                                                                             Prudential Insurance Co. of America, BKF
                                                                             Capital (investment management), The Jeffrey
                                                                             Co. (holding company), and NeuVis, Inc.
                                                                             (software company).
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         NUMBER OF
                                                                                                                         VANGUARD
                                                                                                                           FUNDS
                                   POSITION(S)                                                                          OVERSEEN BY
                                   HELD WITH              TRUSTEE/            PRINCIPAL OCCUPATION(S) DURING              TRUSTEE/
NAME, YEAR OF BIRTH                  FUND              OFFICER SINCE              THE PAST FIVE YEARS                     OFFICER
------------------------------------------------------------------------------------------------------------------------------------
Alfred M. Rankin, Jr.          Trustee                  January, 1993        Chairman, President, Chief Executive               112
(1941)                                                                       Officer, and Director of NACCO Industries,
                                                                             Inc. (forklifttrucks/housewares/lignite);
                                                                             Director of Goodrich Corporation.
                                                                             (industrialproducts/aircraft systems and
                                                                             services). Director of the Standard
                                                                             Products Company (supplier for
                                                                             automotive industry) until 1998.
------------------------------------------------------------------------------------------------------------------------------------
J. Lawrence Wilson             Trustee                   April, 1985         Retired Chairman and Chief Executive               112
(1936)                                                                       Officer of Rohm and Haas Co. (chemicals);
                                                                             Director of Cummins Inc. (diesel engines),
                                                                             The Mead Corp. (paper products), and
                                                                             AmerisourceBergen Corp. (pharmaceutical
                                                                             distribution); Trustee of Vanderbilt
                                                                             University.
------------------------------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
R. Gregory Barton*             Secretary                  June, 2001         Managing Director and General Counsel              112
(1951)                                                                       of The Vanguard Group, Inc. (since
                                                                             September, 1997); Secretary of The
                                                                             Vanguard Group, Inc. and of each of the
                                                                             investment companies served by The
                                                                             Vanguard Group, Inc. (since June, 2001);
                                                                             Principal of The Vanguard Group, Inc.
                                                                             (prior to September, 1997).
------------------------------------------------------------------------------------------------------------------------------------
Thomas J. Higgins*             Treasurer                  July, 1998         Principal of The Vanguard Group, Inc.;             112
(1957)                                                                       Treasurer of each of the
                                                                             investment companies served by The
                                                                             Vanguard Group, Inc. (since July, 1998).
------------------------------------------------------------------------------------------------------------------------------------

*Officers of the Funds are "Interested persons" as defined in the 1940 Act.


     Mr. Ellis is a Senior Advisor to Greenwich Associates, a firm that consults on business strategy to professional financial services organizations in markets around the world. A large number of financial service providers, including The Vanguard Group, Inc., subscribe to programs of research-based consulting. During 2001 and 2002, Vanguard paid Greenwich subscription fees amounting to less than $275,000. Vanguard's subscription rates are similar to those of other subscribers.


     Board Committees: Each Fund's board has the following committees:

o Audit Committee: This committee oversees the accounting and financial reporting policies, the systems of internal controls, and the independent audits of the Funds and The Vanguard Group, Inc. All independent trustees serve as members of the committee. The committee held two meetings during the Funds' last fiscal year.

o Compensation Committee: This committee oversees the programs established by the Funds and The Vanguard Group, Inc., for the benefit of their employees, officers, and trustees/directors. All independent trustees serve as members of the committee. The committee held two meetings during the Funds' last fiscal year.

o Nominating Committee: This committee nominates candidates for election to the board of directors of The Vanguard Group, Inc., and the board of trustees of the Funds (collectively, the "Vanguard boards"). The committee also has the authority to recommend the removal of any director or trustee from the Vanguard boards. All independent trustees serve as members of the committee. The committee held two meetings during the Funds' last fiscal year.


     The Nominating Committee will consider shareholder recommendations for trustee nominees. Shareholders may send recommendations to Mr. Wilson, Chairman of the Committee.

TRUSTEES' OWNERSHIP OF FUND SHARES

All trustees allocate their investments among the various Vanguard funds based on their own investment needs. The following table shows each trustee's ownership of shares of the Funds and of all Vanguard funds served by the trustee as of December 31, 2001. As a group, the Funds' trustees and officers own less than 1% of the outstanding shares of each Fund.


                                                 DOLLAR RANGE OF    AGGREGATE DOLLAR RANGE OF
NAME OF FUND            NAME OF TRUSTEE         FUND SHARES OWNED      VANGUARD FUND SHARES
                                                    BY TRUSTEE          OWNED BY TRUSTEE
------------------------------------------------------------------------------------------------
VANGUARD CALVERT
SOCIAL
INDEX FUND              John J. Brennan          $10,001-$50,000          Over $100,000
                        Charles D. Ellis               None               Over $100,000
                        Rajiv L. Gupta                 None               Over $100,000
                        JoAnn Heffernan Heisen         None               Over $100,000
                        Burton G. Malkiel              None               Over $100,000
                        Alfred M. Rankin, Jr.          None               Over $100,000
                        J. Lawrence Wilson             None               Over $100,000


VANGUARD INTERNATIONAL
GROWTH FUND             John J. Brennan          $50,001-$100,000         Over $100,000
                        Charles D. Ellis               None               Over $100,000
                        Rajiv L. Gupta                 None               Over $100,000
                        JoAnn Heffernan Heisen         None               Over $100,000
                        Burton G. Malkiel              None               Over $100,000
                        Alfred M. Rankin, Jr.    $50,001-$100,000         Over $100,000
                        J. Lawrence Wilson             None               Over $100,000


VANGUARD U.S. GROWTH
FUND                    John J. Brennan          $50,001-$100,000         Over $100,000
                        Charles D. Ellis               None               Over $100,000
                        Rajiv L. Gupta                 None               Over $100,000
                        JoAnn Heffernan Heisen         None               Over $100,000
                        Burton G. Malkiel              None               Over $100,000
                        Alfred M. Rankin, Jr.          None               Over $100,000
                        J. Lawrence Wilson             None               Over $100,000






TRUSTEE COMPENSATION

The same individuals serve as trustees of all Vanguard funds (with two exceptions, which are noted in the table appearing on page B-30), and each fund pays a proportionate share of the trustees' compensation. The funds employ their officers on a shared basis, as well. However, officers are compensated by The Vanguard Group, Inc., not the funds.

     INDEPENDENT TRUSTEES. The funds compensate their independent trustees--that is, the ones who are not also officers of the funds--in three ways:

o The independent trustees receive an annual fee for their service to the funds, which is subject to reduction based on absences from scheduled board meetings.

o The independent trustees are reimbursed for the travel and other expenses that they incur in attending board meetings.

o Upon retirement (after attaining age 65 and completing five years of service), the independent trustees who began their service prior to January 1, 2001, receive a retirement benefit under a separate account arrangement. As of January 1, 2001, the opening balance of each eligible trustee's separate account was generally equal to the net present value of the benefits he or she accrued under the trustees' former retirement plan. Each eligible trustee's separate account will be credited annually with interest at a rate of 7.5% until the trustee receives his or her final distribution. Those independent trustees who began their service on or after January 1, 2001, are not eligible to participate in the plan.

     "INTERESTED" TRUSTEES. Mr. Brennan serves as a trustee, but is not paid in this capacity. He is however, paid in his role as officer of The Vanguard Group, Inc.

     COMPENSATION TABLE. The following table provides compensation details for each of the trustees. We list the amounts paid as compensation and accrued as retirement benefits by each Fund for each trustee. In addition, the table shows the total amount of benefits that we expect each trustee to receive from all Vanguard funds upon retirement, and the total amount of compensation paid to each trustee by all Vanguard funds.

                               VANGUARD WORLD FUND
                               COMPENSATION TABLE

--------------------------------------------------------------------------------------------------------
                                                 PENSION OR                           TOTAL COMPENSATION
                             AGGREGATE  RETIREMENT BENEFITS                                     FROM ALL
                          COMPENSATION   ACCRUED AS PART OF                ACCRUED        VANGUARD FUNDS
                                  FROM         THESE FUNDS'      ANNUAL RETIREMENT               PAID TO
                           THESE FUNDS            EXPENSES             BENEFITS AT              TRUSTEES
NAMES OF TRUSTEES              (1)                (1)              JANUARY 1, 2002(2)                (3)
--------------------------------------------------------------------------------------------------------
John J. Brennan               None                None                      None                    None
Charles D. Ellis            $3,250                None                      None                $104,000
Rajiv L. Gupta(4)            2,166                None                      None                    None
JoAnn Heffernan Heisen       3,250                 $60                    $2,992                $104,000
Bruce K. MacLaury(5)         1,030                  61                     7,818                  99,000
Burton G. Malkiel            3,250                 229                     9,799                 104,000
Alfred M. Rankin, Jr.        3,250                 117                     5,000                 104,000
James O. Welch, Jr.(5)       1,083                  76                     9,772                 104,000
J. Lawrence Wilson           3,720                 169                     7,266                 119,000
--------------------------------------------------------------------------------------------------------

(1) The amounts shown in this column are based on the Funds' fiscal year ended August 31, 2002.
(2) Each trustee is eligible to receive retirement benefits only after completing at least 5 years (60 consecutive months) of service as a trustee for the Vanguard funds. The annual retirement benefit will be paid in monthly installments, beginning with the month following the trustee's retirement from service, and will cease after 10 years of payments (120 monthly installments). Trustees who began their service on or after January 1, 2001, are not eligible to participate in the retirement benefit plan.
(3) The amounts reported in this column reflect the total compensation paid to each trustee for his or her service as trustee of 109 Vanguard funds (107 in the case of Mr. Malkiel and 87 in the case of Mr. Gupta) for the 2001 calendar year.
(4)  Mr. Gupta joined the Funds' board on December 31, 2001.
(5) Mr. MacLaury and Mr. Welch retirement from the Funds' board, effective December 31, 2001.


                          INVESTMENT ADVISORY SERVICES

                           VANGUARD U.S. GROWTH FUND

The Fund entered into an investment advisory agreement with Alliance Capital Management, L.P. (Alliance), under which Alliance manages the investment and reinvestment of the assets included in Vanguard U.S. Growth Fund that the Fund's board of trustees determines to assign to Alliance (the Alliance Portfolio). In this capacity, Alliance continuously reviews, supervises, and administers the Alliance Portfolio. Alliance will invest or reinvest such assets primarily in U.S. securities. Alliance discharges its responsibilities subject to the supervision and oversight of the officers and trustees of the Fund. Under this agreement the Fund pays Alliance, at the end of each of the Fund's fiscal quarters, a basic fee calculated by applying a quarterly rate, based on the following annual percentage rates, to the Alliance Portfolio's average month-end net assets for the quarter:

                  NET ASSETS
                  ----------                        ANNUAL RATE
                  First $300 million. . . . .          .32%
                  Next $700 million. . . . .           .20%
                  Next $1 billion. . . . . .           .15%
                  Next $18 billion. . . . . .          .12%
                  Over $20 billion. . . . . .          .10%


     The basic fee, as provided above, will be increased or decreased by applying a performance fee adjustment based on the investment performance of the Fund relative to the investment performance of the Russell 1000 Growth Index (the Index). The investment performance of the Fund will be based on its cumulative return over a trailing 36-month period ending with the applicable quarter, compared with the cumulative total return of the Index for the same period.


  The adjustment applies as follows:
--------------------------------------------------------------------------------
       CUMULATIVE 36-MONTH PERFORMANCE           PERFORMANCE FEE ADJUSTMENT AS A
             OF THE FUND VS. THE INDEX              PERCENTAGE OF THE BASIC FEE*
--------------------------------------------------------------------------------
            Exceeds by more than +6%                                        +25%
            Exceeds by 0% to +6%             Linear increase between 0% and +25%
            Trails by 0% to -6%              Linear decrease between 0% and -25%
            Trails by more than -6%                                         -25%
--------------------------------------------------------------------------------
* For purposes of the adjustment calculation, the basic fee is calculated based on average month-end net assets over the same period for which the performance is measured. Linear application of the adjustment provides for an infinite number of results within the stated range. Example: Cumulative 36-month performance of the Fund versus the Index is +3%. Accordingly, a performance fee adjustment of +12.5% [(3% divided by 6%) times 25% maximum] of the basic fee, as calculated over the trailing 36-months, would be due and payable.

     The adjustment will not be fully operable until the close of the quarter ending August 31, 2004. Until that date, the following transition rules will apply:

     (A) JUNE 22, 2001 THROUGH AUGUST 30, 2002. Adviser's compensation was the basic fee. No adjustment was applied during this period.

     (B) AUGUST 31, 2002 THROUGH AUGUST 31, 2004. Beginning August 31, 2002, the adjustment will take effect on a progressive basis with regard to the number of months elapsed between August 31, 2001, and the close at the quarter for which the adviser's fee is being computed. During this period, the Adjustment will be calculated using cumulative performance of the Alliance Portfolio and the Index from August 31, 2001 through the end of the applicable quarter. For these purposes, the endpoints and size of the range over which a positive or negative Adjustment applies and the corresponding maximum fee adjustment amount will be multiplied by a fractional time-elapsed adjustment. The fraction will equal the number of months elapsed since August 31, 2001, divided by thirty-six.

     (C) ON AND AFTER AUGUST 31, 2004. The adjustment will be fully operable at this time.

     The following special rules will also apply to Alliance's compensation:

     (A) ALLIANCE PORTFOLIO PERFORMANCE. The investment performance of the Alliance Portfolio for any period, expressed as a percentage of the Alliance Portfolio at the beginning of the period, will be the sum of: (i) the change in the Alliance Portfolio's Unit Value during such period; (ii) the unit value of the Alliance Portfolio's cash distributions from the Fund's net investment income and realized net capital gains (whether short- or long-term) having an ex-dividend date occurring within the period; and (iii) the unit value of capital gains taxes paid or accrued during such period by the Fund for undistributed realized long-term capital gains realized from the Alliance Portfolio.

     (B) ALLIANCE PORTFOLIO UNIT VALUE. The Alliance Portfolio Unit Value will be determined by dividing the total net assets of the Alliance Portfolio by a given number of units. Initially, the number of units in the Alliance Portfolio will equal a nominal value as determined by dividing initial assets by a unit value of $100 on

September 1, 2001. Subsequently, as assets are added to or withdrawn from the Alliance Portfolio, the number of units of the Alliance Portfolio will be adjusted based on the unit value of the Alliance Portfolio on the day such changes are executed. Any cash buffer maintained by the Alliance Portfolio outside of the Alliance Portfolio shall neither be included in the total net assets of the Alliance Portfolio nor included in the computation of the Alliance Portfolio unit value.

     (C) INDEX PERFORMANCE. The investment record of the Index for any period, expressed as a percentage of the Index at the beginning of such period, shall be the sum of: (i) the change in the level of the Index during such period, and
(ii) the value, computed consistently with the Index of cash distributions having an ex-dividend date occurring within such period made by companies whose securities comprise the Index. For this purpose, cash distributions on the securities which comprise the Index shall be treated as reinvested in the Index at least as frequently as the end of each calendar quarter following the payment of the dividend.

     (D) PERFORMANCE COMPUTATIONS. The foregoing notwithstanding, any computation of the investment performance of the Fund and the investment record of the Index shall be in accordance with any then applicable rules of the Commission.

     SAMPLE ADVISORY FEES. The following table shows the total annual advisory fee--that is, the basic fee plus the adjustment--payable to Alliance at varying levels of investment performance:

                           ANNUALIZED PERFORMANCE OVER
NET ASSETS OF FUND              36-MONTH PERIOD                TOTAL ANNUAL RATE
--------------------------------------------------------------------------------
$300 Million               Trails Index by more than 6%                  0.2400%
                           Identical Return of Index                     0.3200%
                           Exceeds Index by more than 6%                 0.4000%
$1 Billion                 Trails Index by more than 6%                  0.1770%
                           Identical Return of Index                     0.2360%
                           Exceeds Index by more than 6%                 0.2950%
$2 Billion                 Trails Index by more than 6%                  0.1448%
                           Identical Return of Index                     0.1930%
                           Exceeds Index by more than 6%                 0.2413%
$20 Billion                Trails Index by more than 6%                  0.0955%
                           Identical Return of Index                     0.1273%
                           Exceeds Index by more than 6%                 0.1591%
$25 Billion                Trails Index by more than 6%                  0.0914%
                           Identical Return of Index                     0.1218%
                           Exceeds Index by more than 6%                 0.1523%

     Please note that Alliance became the Fund's investment adviser on June 22, 2001. Prior to June 22, 2001, the Fund employed Lincoln Capital Management Company (Lincoln) as its investment adviser. For the fiscal years ended August 31, 2000, 2001, and 2002, the Fund incurred advisory fees of $20,280,000, $16,765,000, and $11,597,000, respectively.


DESCRIPTION OF ALLIANCE

Alliance, an investment adviser registered under the Investment Advisers Act of 1940, as amended, is a Delaware limited partnership, of which Alliance Capital Management Corporation (ACMC), an indirect wholly-owned subsidiary of AXA Financial, Inc. (AXA Financial), is the general partner. As of August 31, 2002 Alliance Capital Management Holding L.P. (Alliance Holding) owned approximately 30.5% of the outstanding units of limited partnership interest in Alliance (Alliance Units). ACMC is the general partner of Alliance Holding, whose equity interests are traded on the New York Stock Exchange, Inc. in the form of units (Alliance Holding Units). As of August 31, 2002, AXA Financial, together with ACMC and certain of its other wholly-owned subsidiaries, beneficially owned approximately 2.0% of the outstanding Alliance Holding Units and 51.4% of the outstanding Alliance Units, representing an approximate 52.5% economic interest in Alliance. AXA Financial is a wholly-owned subsidiary of AXA, one of the largest and most rapidly expanding financial services organizations.

                       VANGUARD INTERNATIONAL GROWTH FUND



SCHRODER INVESTMENT MANAGEMENT NORTH AMERICA INC.

Vanguard International Growth Fund has entered into an investment advisory agreement with Schroder Investment Management North America Inc. (Schroder) to manage the investment and reinvestment of a portion of the Fund's assets (the - "Schroder Portfolio") and to continuously review, supervise, and administer Vanguard International Growth Fund's investment program with respect to these assets. Schroder will invest or reinvest the assets of the Schroder Portfolio only in foreign (non-U.S.) securities. Schroder discharges its responsibilities subject to the supervision and oversight of the officers and trustees of the Fund.

     As compensation for the services rendered by Schroder under the agreement, the Fund pays Schroder a basic fee at the end of each fiscal quarter calculated by applying a quarterly rate, based on the following annual percentage rates, to the average month-end net assets of Schroder's portion of the Fund for the quarter, subject to certain transition rules:


--------------------------------------------------------------------------------
NET ASSETS                                                     ANNUAL RATE
--------------------------------------------------------------------------------
First $50 million                                                .350%
Next $950 million                                                .175%
Over $1 billion                                                  .125%
--------------------------------------------------------------------------------


     The basic fee, as provided above, shall be increased or decreased by applying an adjustment formula based on the investment performance of the Schroder Portfolio relative to that of the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, as it may be reformulated from time to time. The trustees believe that the MSCI EAFE Index is an appropriate standard against which the investment performance of the Schroder Portfolio can be measured. The performance fee adjustment is as follows, subject to certain transition rules:


  (a) On assets of the Fund of $1 billion or less:

(a) On assets of the Fund of $1 billion or less:
  THREE-YEAR PERFORMANCE DIFFERENTIAL
                  VS. MSCI EAFE INDEX                PERFORMANCE ADJUSTMENT RATE
--------------------------------------------------------------------------------
                        +12% or above    +0.0750% x average month-end net assets
                 Between +6% and +12%    +0.0375% x average month-end net assets
                  Between +6% and -6%       -0-   x average month-end net assets
                 Between -6% and -12%    -0.0375% x average month-end net assets
                       -12% and below    -0.0750% x average month-end net assets

(b) On assets of the Fund of more than $1 billion:
  THREE-YEAR PERFORMANCE DIFFERENTIAL
                  VS. MSCI EAFE INDEX                PERFORMANCE ADJUSTMENT RATE
--------------------------------------------------------------------------------
                        +12% or above    +0.0500% x average month-end net assets
                 Between +6% and +12%    +0.0250% x average month-end net assets
                  Between +6% and -6%       -0-   x average month-end net assets
                 Between -6% and -12%    -0.0250% x average month-end net assets
                       -12% and below    -0.0500% x average month-end net assets

  The following special rules will also apply to Schroders compensation:



     (A) SCHRODER PORTFOLIO UNIT VALUE. The "Schroder Portfolio unit value" shall be determined by dividing the total net assets of the Schroder Portfolio by a given number of units. The number of units in the Schroder Portfolio shall be equal to the total shares outstanding of the Fund at the close of business on January 27, 2003; provided, however, that as assets are added to or withdrawn from the Schroder Portfolio, the number of units of the Schroder Portfolio shall be adjusted based on the unit value of the Schroder Portfolio on the day such changes are executed.

     (B) SCHRODER PORTFOLIO PERFORMANCE. The investment performance of the Schroder Portfolio for any period, expressed as a percentage of the Schroder Portfolio unit value at the beginning of the period, will be the sum of: (i) the change in the Schroder Portfolio unit value during such period; (ii) the unit value of the Fund's cash distributions from the Schroder Portfolio's net investment income and realized net capital gains (whether short or long term) having an ex-dividend date occurring within the period; and (iii) the unit value of capital gains taxes per share paid or payable on undistributed realized long-term capital gains accumulated to the end of such period by the Schroder Portfolio, expressed as a percentage of the Schroder Portfolio unit value at the beginning of such period. For this purpose, the value of distributions of realized capital gains per unit of the Schroder Portfolio, of dividends per unit of the Schroder Portfolio paid from investment income, and of capital gains taxes per unit of the Schroder Portfolio paid or payable on undistributed realized long-term capital gains shall be treated as reinvested in units of the Schroder Portfolio at the unit value in effect at the close of business on the record date for the payment of such distributions and dividends (which date shall be the relevant ex-dividend date) and the date on which provision is made for such taxes, after giving effect to such distributions, dividends, and taxes.

     (C) INDEX PERFORMANCE. The investment record of the Index for any period, expressed as a percentage of the Index level at the beginning of such period, will be the sum of (i) the change in the level of the Index during such period, and (ii) the value, computed consistently with the Index, of cash distributions having an ex-dividend date occurring within such period made by companies whose securities make up the Index. For this purpose, cash distributions on the securities that make up the Index will be treated as reinvested in the Index, at least as frequently as the end of each calendar quarter following the payment of the dividend. The calculation will be gross of applicable costs and expenses, and consistent with the methodology used by Morgan Stanley Capital International Inc.

     (D) PERFORMANCE COMPUTATIONS. The foregoing notwithstanding, any computation of the investment performance of the Schroder Portfolio and the investment record of the Index shall be in accordance with any then applicable rules of the U.S. Securities and Exchange Commission.


     During the fiscal years ended August 31, 2000, 2001, and 2002, the Fund incurred the following advisory fees to Schroder:

                                                 2000          2001         2002
--------------------------------------------------------------------------------
Basic Fee                                 $12,718,000   $10,815,000   $8,751,000
Increase/(Decrease)
 for Performance Adjustment                         0       563,000    1,642,000
--------------------------------------------------------------------------------
Total                                     $12,718,000   $11,378,000  $10,393,000
--------------------------------------------------------------------------------


SUB-ADVISER--SCHRODER INVESTMENT MANAGEMENT NORTH AMERICA LIMITED

The Fund has entered into a sub-advisory agreement with Schroder and Schroder Investment Management North America Limited (Schroder Limited.) pursuant to which Schroder Limited has primary responsibility for choosing investments for the Fund.

     Under the terms of the sub-advisory agreement for the Fund, Schroder pays Schroder Limited advisory fees equal to 25% of the advisory fee actually paid to Schroder under its investment advisory agreement with the Fund. The sub-advisory arrangement is effective on or about April 1, 2003.



DESCRIPTION OF SCHRODER


Vanguard International Growth Fund is managed by Schroder. Effective on or about April 1, 2003, Schroder employs Schroder Limited as a sub-adviser to the Fund. Each of Schroder and Schroder Limited is a wholly-owned subsidiary of Schroders Incorporated, 875 3rd Avenue, New York, NY. Schroders PLC is the holding company parent of a large world-wide group of banks and financial service companies (referred to as "The Schroder Group") with subsidiaries and branches and representative offices located in twenty-six countries. The Schroder Group specializes in providing investment management services, with funds under management currently in excess of $150 billion.


BAILLIE GIFFORD OVERSEAS LTD

The Fund also entered into an investment advisory agreement with Baillie Gifford Overseas Ltd. (Baillie Gifford) to manage the investment and reinvestment of a portion of the Fund's assets (the BG Portfolio) and continuously review, supervises, and administer the Fund's investment program with respect to these assets.

Baillie Gifford will invest or reinvest the assets of the BG Portfolio only in foreign (non-U.S.) securities. Baillie Gifford discharges its responsibilities subject to the supervision and oversight of the trustees and officers of the Fund.

     The Portfolio pays Baillie  Gifford at the end of each fiscal  quarter,  an
amount  (the  "Adjusted   Fee")  equal  to  a  base  fee  ("Base  Fee")  plus  a
performance-based adjustment to the Base Fee (the "Performance Adjustment").

     The Base Fee for each fiscal quarter of the Fund is calculated by applying the following Annual Percentage Rate Schedule to the average month-end net assets of the BG Portfolio during such fiscal quarter, and dividing the result by 4.



                  NET ASSETS                          ANNUAL RATE
                  ----------                          -----------
                  On the first $1.5 billion.           0.150%
                  On the next $2.0 billion. .          0.125%
                  On assets over $3.5 billion          0.100%



     The Performance Adjustment for each fiscal quarter of the Fund shall be calculated by multiplying the appropriate Adjustment Percentage (shown below) to the Annual Percentage Rate Schedule applied to the average of the month-end net assets of the Fund over the previous 36 months, and dividing the result by four. The Adjustment Percentage for each fiscal quarter of the Fund shall be determined by applying the following Performance Adjustment Schedule to the performance of the BG Portfolio relative to the Morgan Stanley Capital International Europe, Australasian, Far East Index (the "Index") over the rolling 36-month period applicable to such fiscal quarter.


                            PERFORMANCE ADJUSTMENT SCHEDULE
                            -------------------------------
               CUMULATIVE PERFORMANCE OF
                BG PORTFOLIO VS. INDEX
             OVER RELEVANT 36-MONTH PERIOD         ADJUSTMENT PERCENTAGE
             -----------------------------         ---------------------
                     Less than -9%                         -50%
            From -9% up to and including 0%   Linear decrease from -50% to 0%
             Greater than 0% and up to +9%    Linear increase from 0% to +50%
                     More than +9%                         +50%


     I. The following example serves as a guide for the calculation of the Adjusted Fee.

     Assume the Adjusted Fee for the fiscal quarter ending February 28, 2006 is being calculated, the transition rules are not in effect, and the month-end net assets of the BG Portfolio over the rolling 36-month period applicable to such fiscal quarter are as follows:


        AVERAGE MONTH-END NET ASSESTS OF BG PORTFOLIO ($ MILLION)
-------------------------------------------------------------------------------
      JAN.  FEB.  MAR.  APR.  MAY   JUNE  JULY  AUG.  SEPT.  OCT.  NOV.  DEC.
-------------------------------------------------------------------------------
2003              1001  1002  1003  1004  1005  1006  1007   1008  1009  1010

2004  1011  1012  1013  1014  1015  1016  1017  1018  1019   1020  1021  1022
2005  1023  1024  1025  1026  1027  1028  1029  1030  1031   1032  1033  1034
2006  1035  1036
-------------------------------------------------------------------------------

     Also, assume the cumulative performance of the BG Portfolio over the rolling 36-month period applicable to such fiscal quarter is +24.5%, and the cumulative performance of the Index over such period is +20.0%. The Adjusted Fee payable by the Fund to the Adviser for the fiscal quarter ending February 28, 2006 would be $483,609.38 and is calculated as follows:

     (A) BASE FEE OF $388,125.00, WHICH IS CALCULATED AS FOLLOWS. The average month-end net assets of the BG Portfolio over the fiscal quarter ending February 28, 2006 ($1,035,000,000), when applied to the Annual Percentage Rate Schedule, corresponds to Average Month-End Net Assets of $1.5 billion or less, and an Annual Percentage Rate of 0.150%. Therefore, the Base Fee is equal to:

                          Base Fee = (a X b) /4, where;

   a = Average month-end net assets over the fiscal quarter ending February 28,
                                     2006,

                              calculated as follows:

      ($1,034,000,000 + $1,035,000,000+ $1,036,000,000) / 3 = $1,035,000,000

     b = Annual Percentage Rate applied to average month end net assets, ( =
                                    0.150%)

              Base Fee = ($1,035,000,000 X 0.150%) / 4 = $388,125.00



     (B) PERFORMANCE ADJUSTMENT OF +$95,484.38, WHICH IS CALCULATED AS FOLLOWS. The average month-end net assets of the BG Portfolio over the rolling 36-month period applicable to the fiscal quarter ending February 28, 2006 is $1,018,500,000. The excess return of the BG Portfolio (+24.5%) over the Index (+20.0%) over such period is +4.5%. An excess return of +4.5%, when applied to the Performance Adjustment Schedule, corresponds to a relative performance of Greater than 0% and up to and including +9%, which corresponds to an Adjustment Percentage of +25%, calculated as follows:



                  Adjustment Percentage = ([c / d]) X e, where;

            c = Excess return over the performance period, ( = +4.5%)

     d = Maximum excess return for appropriate performance range, ( = +9.0%)

  e = Maximum Adjustment Percentage for appropriate performance range, (= +50%)

                Adjustment Percentage = ([4.5%/9.0%]) X 50% = +25%

        Therefore, the Performance Adjustment = ([f X g] X h) / 4, where;

                       f = Adjustment Percentage, ( = +25%)

     g = Annual Percentage Rate applied to average month end net assets, ( =
                                    0.150%)

             h = Average month-end net assets for the 36-months ended

                      February 28, 2006, ( = $1,018,500,000)

   Performance Adjustment = ([25% X 0.150%] X $1,018,500,000) / 4 = +$95,484.38

  (C) AN ADJUSTED FEE OF $483,609.38, WHICH IS CALCULATED AS FOLLOWS:

                           Adjusted Fee = i + j, where;

                          i = Base Fee, ( = $388,125.00)

                   j = Performance Adjustment, ( = $95,484.38)

              Adjusted Fee = $388,125.00 + $95,484.38 = $483,609.38



     (D) CERTAIN CONVENTIONS. In practice, calculations will be extended to the eighth decimal point. Performance differences between the BG Portfolio and the Index are treated in a symmetric manner, such as in the example.

     Notwithstanding any other provision of this Agreement, the Adviser shall receive no compensation hereunder with respect to any period of time that begins prior to February 6, 2003. Accordingly, the first Adjusted Fee payable hereunder shall be pro rated as necessary to account for the actual duration of time during the first fiscal quarter of the Fund for the 2003 calendar year that this Agreement was effective, and all subsequent calculations of the Adjusted Fee payable hereunder shall be appropriately adjusted to ensure that the Adviser receives no compensation hereunder with respect to any period of time that begins prior to February 6, 2003.

     II. The Performance Adjustment will not be fully incorporated into the determination of the Adjusted Fee until the fiscal quarter ended February 28, 2006. Until that date, the following transition rules will apply:

     (A) FEBRUARY 6, 2003 THROUGH NOVEMBER 30, 2003. The Adjusted Fee will be deemed to equal the Base Fee. No Performance Adjustment will apply to the calculation of the Adjusted Fee during this period.

     (B) DECEMBER 1, 2003 THROUGH FEBRUARY 28, 2006. Beginning December 1, 2003, the Performance Adjustment will take effect on a progressive basis with regard to the number of months elapsed between February 28, 2003, and the end of the quarter for which the Adjusted Fee is being computed. During this period, the Base Fee for purposes of calculating the Performance Adjustment will be computed using the average month-end net assets of the BG Portfolio, as determined for a period commencing February 28, 2003, and the ending as of the end of the applicable fiscal quarter of the Fund. During this period, the Performance Adjustment will be calculated using the cumulative performance of the BG Portfolio and the Index for a period commencing March 1, 2003 and ending as of the end of the applicable fiscal quarter of the Fund. For these purposes, the endpoints and the size of the range over which a positive or negative adjustment percentage applies and the corresponding maximum adjusted percentage will be multiplied by a time-elapsed fraction. The fraction will equal the number of months elapsed since February 28, 2003, divided by 36.

     (C) ON AND AFTER FEBRUARY 28, 2006. The Adjusted Fee will be equal to the Base Fee plus the Performance Adjustment.

     III. The following example serves as a guide for the calculation of the Adjusted Fee during the transition period.

     Assume that the Adviser's compensation is being calculated for the fiscal quarter ended August 31, 2004 and the month-end net assets of the BG Portfolio over the 18-month period applicable to such fiscal quarter are as follows:



            MONTH-END NET ASSESTS OF BG PORTFOLIO ($ MILLION)
-------------------------------------------------------------------------------
      JAN.  FEB.  MAR.  APR.  MAY   JUNE  JULY  AUG.  SEPT.  OCT.  NOV.  DEC.
-------------------------------------------------------------------------------
2003              1001  1002  1003  1004  1005  1006  1007   1008  1009  1010
2004  1011  1012  1013  1014  1015  1016  1017  1018
-------------------------------------------------------------------------------



     Also, assume the cumulative performance of the BG Portfolio over the 18-month period applicable to the August 31, 2004 fiscal quarter is +11.8%, and the cumulative performance of the Index over such period is +10.0%. Thus, the excess return of the BG Portfolio over the applicable period is +1.80%. The Adjusted Fee payable by the Fund to the Adviser for the fiscal quarter ending February 28, 2006 would be $419,231.25 and is calculated as follows:

     A. BASE FEE OF $381,375.00, WHICH IS CALCULATED AS FOLLOWS. The average month-end net assets of the BG Portfolio over the fiscal quarter ending August 31, 2004 ($1,017,000,000), when applied to the Annual Percentage Rate Schedule, corresponds to Average Month-End Net Assets of $1.5 billion or less, and an Annual Percentage Rate of 0.150%. Therefore, the Base Fee is equal to:


                          Base Fee = (a X b) / 4, where;

   a = Average month-end net assets over the fiscal quarter ending February 28, 2006, calculated as follows: ($1,016,000,000 + $1,017,000,000 + $1,018,000,000)
                              / 3 = $1,017,000,000

     b = Annual Percentage Rate applied to average month end net assets, ( =
                                    0.150%)

              Base Fee = ($1,017,000,000 X 0.150%) / 4 = $381,375.00


     B. PERFORMANCE ADJUSTMENT OF +$37,856.25, WHICH IS CALCULATED AS FOLLOWS. The average month-end net assets of the BG portfolio over the performance period (February 28, 2003 to August 31, 2004) are $1,009,500,000). The excess return of the BG portfolio (+11.8%) over the Index (+10.0%) over such period is +1.80%. An excess return of +1.80%, when applied to the Performance Adjustment Schedule, corresponds to a relative performance of Greater than 0% and up to and including +9%, which corresponds to an Adjustment Percentage of +10%, calculated as follows:

                  Adjustment Percentage = ([c / d] X i), where;

            c = Percentage amount by which the performance of the Fund has exceeded the Index, ( = +1.80%)

     d = Size of the adjusted range over which the linear adjustment applies, determined as follows:

                 adjusted range = [(e/f) X g] to [(e/f) X h] = d e = Number of months elapsed from February 28, 2003 to August 31, 2004 (= 18)

          f = Number of months in full rolling performance period (= 36)

       g = Minimum excess return for appropriate performance range (= 0.0%)

      h = Maximum excess return for appropriate performance range (= +9.0%)

           d = [(18/36) X 0.0%] to [(18/36) X +9.0%] = (0.0% to +4.5%),

       therefore, the size of adjustment range = (+4.5% - 0.0%) = +4.5% = d

         i = The Maximum Adjustment Percentage for the transition period, which is determined as follows:

                Maximum Adjustment Percentage = [(e / f) X j] = i

  e = Number of months elapsed from February 28, 2003 to August 31, 2004 (= 18)

          f = Number of months in full rolling performance period (= 36)

    j = Maximum Adjustment Percentage for the appropriate performance range (=
                                     +50%)

  Maximum Adjustment Percentage for transition period = [(18/36) X 50%) = +25% =
                                       i

       Adjustment Percentage = ([c / d] X i) = ([1.8%/4.5%] X 25%) = +10.0%

   Therefore, the Performance Adjustment is equal to ([k X l] X m) / 4, where;

                       k = Adjustment Percentage, ( = +10%)

     l = Annual Percentage Rate applied to average month-end net assets, ( =
                                    0.150%)

                     m = Average month-end net assets for the transition period ended August 31, 2004, ( = $1,009,500,000)

   Performance Adjustment = ([10% X 0.150%] X $1,009,500,000) / 4 = +$37,856.25

        C. AN ADJUSTED FEE OF $419,231.25, WHICH IS CALCULATED AS FOLLOWS:

                          n + p =  Adjusted Fee, where;

                          n = Base Fee, ( = $381,375.00)

                   p = Performance Adjustment, ( = $37,856.25)

              Adjusted Fee = $381,375.00 + $37,856.25 = $419,231.25


     D. CERTAIN CONVENTIONS. In practice, calculations will be extended to the eighth decimal point. Performance differences between the BG Portfolio and the Index are treated in a symmetric manner, such as in the example.

     IV. The following special rules will also apply to Baillie Gifford's compensation:

     (A) BG PORTFOLIO UNIT VALUE. The "BG Portfolio unit value" shall be determined by dividing the total net assets of the BG Portfolio by a given number of units. The number of units in the BG Portfolio shall be equal to the total shares outstanding of the Fund on the effective date of the agreement; provided, however, that as assets are added to or withdrawn from the BG Portfolio, the number of units of the BG Portfolio shall be adjusted based on the unit value of the BG Portfolio on the day such changes are executed.

     (B) BG PORTFOLIO PERFORMANCE. The investment performance of the BG Portfolio for any period, expressed as a percentage of the BG Portfolio unit value at the beginning of the period, will be the sum of: (i) the change in the BG Portfolio unit value during such period; (ii) the unit value of the Fund's cash distributions from the BG Portfolio's net investment income and realized net capital gains (whether short or long term) having an ex-dividend date occurring within the period; and (iii) the unit value of capital gains taxes per share paid or payable on undistributed realized long-term capital gains accumulated to the end of such period by the BG Portfolio, expressed as a percentage of the BG Portfolio unit value at the beginning of such period. For this purpose, the value of distributions of realized capital gains per unit of the BG Portfolio, of dividends per unit of the BG Portfolio paid from investment income, and of capital gains taxes per unit of the BG Portfolio paid or payable on undistributed realized long-term capital gains shall be treated as reinvested in units of the BG Portfolio at the unit value in effect at the close of business on the record date for the payment of such distributions and dividends and the date on which provision is made for such taxes, after giving effect to such distributions, dividends, and taxes. For purposes of calculating investment performance, the BG Portfolio unit value will be determined net of all fees and expenses of the Fund attributable to the BG Portfolio. Thus, the performance of the BG Porotfolio will be net of all fees and expenses of the Fund attributable to the BG Portfolio when compared to the Index.

     (C) INDEX PERFORMANCE. The investment record of the Index for any period, expressed as a percentage of the Index level at the beginning of such period, will be the sum of (i) the change in the level of the Index during such period, and (ii) the value, computed consistently with the Index, of cash distributions having an ex-dividend date occurring within such period made by companies whose securities make up the Index. For this purpose, cash distributions on the securities that make up the Index will be treated as reinvested in the Index, at least as frequently as the end of each calendar quarter following the payment of the dividend. The calculation will be gross of applicable costs and expenses, and consistent with the methodology used by Morgan Stanley Capital International Inc.

     (D) PERFORMANCE COMPUTATIONS. The foregoing notwithstanding, any computation of the investment performance of the BG Portfolio and the investment record of the Index shall be in accordance with any then applicable rules of the U.S. Securities and Exchange Commission.


DESCRIPTION OF BAILLIE GIFFORD OVERSEAS, LTD

Baillie Gifford Overseas Ltd, 1 Rutland Court, Edinburgh, EH3 8EY, Scotland, is an investment advisory firm founded in 1983. Baillie Gifford Overseas Ltd is wholly owned by a Scottish investment company, Baillie Gifford & Co. Founded in 1908, Baillie Gifford & Co. is one of the largest independently owned investment management firms in the United Kingdom, manages money primarily for institutional clients.


                       VANGUARD CALVERT SOCIAL INDEX FUND

Vanguard Calvert Social Index Fund receives advisory services from Vanguard's Quantitative Equity Group on an at-cost basis. From May 8, 2000, through August 31, 2000, and during the fiscal years ended August 31, 2001, and 2002, the Fund's expenses relating to investment advisory services were less than $1,000.


DURATION AND TERMINATION OF INVESTMENT ADVISORY AGREEMENTS

Each Fund's current agreement with its adviser is renewable for successive one-year periods, only if (1) each renewal is specifically approved by a vote of the Fund's board of trustees, including the affirmative votes of a majority of the trustees who are not parties to the agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of considering such approval, or (2) each renewal is specifically approved by a vote of a majority of the Fund's outstanding voting securities. An agreement is automatically terminated if assigned, and may be terminated without penalty at any time (1) by vote of the board of trustees of the Fund on sixty (60) days' written notice to the adviser (thirty (30) days for Alliance), (2) by a vote of a majority of the Fund's outstanding voting securities, or (3) by the adviser upon ninety (90) days' written notice to the Fund. Alliance's current agreement with the U.S. Growth Fund is binding for a two-year period, at the end of which it, too, will become renewable for successive one-year periods, subject to the above conditions.


BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENTS

Each Fund's board of trustees oversees the Fund's management and performance on a regular basis. For the International Growth and U.S. Growth Funds, the board determines annually whether to approve and renew the Fund's investment advisory arrangements. For Calvert Social Index Fund, the board considers annually whether the Fund and its shareholders continue to benefit from the internalized management structure whereby the Fund receives investment management services at cost from Vanguard's Quantitative Equity Group. The board has a standing request that Vanguard and the advisers provide the board with certain information the board has deemed important to evaluate the short- and long-term performance of the advisers of the International Growth and U.S. Growth Funds, and the internalized management of Calvert Social Index Fund. This information includes monthly, quarterly, and annual performance analyses from Vanguard and quarterly self-evaluations by each adviser. Vanguard also provides the board with written analyses of each external adviser's performance on a periodic basis.

Each Fund's portfolio managers also meet with the board periodically to discuss the management and performance of the Fund and respond to the board's questions concerning the Fund's performance.

     When considering whether to renew an investment advisory contract (in the case of the International Growth and U.S. Growth Funds), or continue the internalized management structure of Calvert Social Index Fund, the board examines several factors, but does not identify any particular factor as controlling their decision. Some of the factors considered by the board include: the nature, extent, and quality of the advisory services provided as well as other material facts, such as the investment performance of the Fund's assets managed by the adviser and the fair market value of the services provided. The board reviews and considers the extent to which the adviser has realized or will realize economies of scale as the Fund grows. Additional information is provided to the board detailing other sources of revenue to the adviser or its affiliates from its relationship with the Fund and intangible or "fall-out" benefits that accrue to the adviser and its affiliates, if relevant, and the adviser's control of the investment expenses of each Fund, such as transaction costs, including ways in which portfolio transactions for the Funds are conducted and brokers are selected.

     For the International Growth and U.S. Growth Funds, the board also takes into account the nature of the fee arrangements, which include breakpoints that will adjust the fee downward as the size of the Fund increases and a performance adjustment that is designed to benefit shareholders by aligning the adviser's fee with the investment returns delivered to shareholders.

     The board also reviews the investment performance of each Fund compared with a peer group of funds and an appropriate index or combination of indexes, in addition to a comparative analysis of expense ratios of, and advisory fees paid by, similar funds. The following tables reflect a sample of the most recent data for each Fund:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      ADVISORY FEES
                                                                                                                    EXPRESSED AS AN
                                                                                                                   ANNUAL EFFECTIVE
                                                  AVERAGE ANNUAL RETURN (BEFORE TAXES)FOR                               RATE OF THE
                                                       PERIODSENDED  JULY 31, 2002                                   FUND'S AVERAGE
                                              1 YEAR               5 YEARS         10 YEARS    EXPENSE RATIO             NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
CALVERT SOCIAL INDEX FUND
 INVESTOR SHARES                              -19.96%                  N/A              N/A            0.25%                   None
 Calvert Social Index                         -19.72                   N/A              N/A             None                   None
 Average Large-Cap Growth Fund*               -22.57                 -0.18             8.67             1.52                   0.63%
 Wilshire 5000 Index                          -16.55                  1.22             9.97             None                   None
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH FUND
 INVESTOR SHARES                              -14.20%                -1.92%            6.01%            0.67%                  0.13%
 Average International Fund*                  -14.70                 -2.34             4.37             1.72                   0.75
 MSCI EAFE Index                              -14.95                 -2.42             3.92             None                   None
------------------------------------------------------------------------------------------------------------------------------------
US GROWTH FUND
 INVESTOR SHARES                              -28.09%                -7.17%            4.33%            0.50%                  0.13%
 Russell 1000 Growth Index                    -22.17                 -1.83             7.99             None                   None
 Average Large-Cap Growth Fund*               -22.57                 -0.18             8.67             1.52                   0.63%
 Wilshire 5000 Index                          -16.55                  1.22             9.97             None                   None
------------------------------------------------------------------------------------------------------------------------------------

 *Data provided by Lipper Inc.


     Based upon its most recent evaluation of each Fund's investment staff, the portfolio management process, the short- and long-term performance results, the current advisory arrangements for the International Growth and U.S. Growth Funds, and the at-cost internalized management arrangements for the Calvert Social Index Fund, the board determined that it would be in the best interests of each Fund's shareholders to renew the investment advisory agreements for the International Growth and U.S. Growth Funds, and continue the internalized management arrangements for the Calvert Social Index Fund.

                             PORTFOLIO TRANSACTIONS


The investment advisory agreements with Alliance, Schroder and Baillie Gifford (and the sub-advisory agreement with Schroder Ltd.) authorize the investment advisers (with the approval of the Funds' board of trustees) to select the brokers or dealers that will execute the purchases and sales of portfolio securities for the Funds and direct each investment adviser to use its best efforts to obtain the best available price and most favorable execution with respect to all transactions for each Fund. Each investment adviser has undertaken to execute each investment transaction at a price and commission which provides the most favorable total cost or proceeds reasonably obtainable under the circumstances.


     In placing portfolio transactions, each investment adviser will use its best judgment to choose the broker most capable of providing the brokerage services necessary to obtain the best available price and most favorable execution. The full range and quality of brokerage services available will be considered in making these determinations. In those instances where it is reasonably determined that more than one broker can offer the brokerage services needed to obtain the best available price and most favorable execution, consideration may be given to those brokers which supply investment research, statistical information, or provide other services in addition to execution services to the Funds and/or the investment advisers. Each investment adviser considers the services it receives useful in the performance of its obligations under the agreement but is unable to determine the amount by which such services may reduce its expenses.

     Currently, it is each Fund's policy that each investment adviser may at times pay higher commissions in recognition of brokerage services felt necessary for the achievement of better execution of certain securities transactions than otherwise might not be available. An investment adviser will only pay such higher commissions if it believes this to be in the best interest of a Fund. Some brokers or dealers who may receive such higher commissions in recognition of brokerage services related to execution of securities transactions are also providers of research information to the investment advisers and/or the Funds. However, each investment adviser has informed the Funds that it generally will not pay higher commission rates specifically for the purpose of obtaining research services.

     During the fiscal years ended August 31, 2000, 2001, and 2002, the Funds paid the following amounts in brokerage commissions:


FUND                                    2000              2001              2002
--------------------------------------------------------------------------------
U.S. Growth Fund                 $17,605,000       $27,194,000       $16,362,000
International Growth Fund         16,882,000        14,018,000         9,579,000
Calvert Social Index Fund              5,000            17,000            19,300

     Some securities that are considered for investment by the Funds may also be appropriate for other Vanguard funds or for other clients served by the investment advisers. If such securities are compatible with the investment policies of the Funds and one or more of an adviser's other clients, and are considered for purchase or sale at or about the same time, then transactions in such securities will be aggregated by that adviser and the purchased securities or sale proceeds will be allocated among the participating Vanguard funds and the other participating clients of an adviser in a manner deemed equitable by the adviser. Although there will be no specified formula for allocating such transactions, the allocation methods used, and the results of such allocations, will be subject to periodic review by the Funds' board of trustees.


                              FINANCIAL STATEMENTS

The Funds' Financial Statements for the year ended August 31, 2002, appearing in the Funds' respective 2002 Annual Reports to Shareholders, and the reports thereon of PricewaterhouseCoopers LLP, independent accountants, also appearing therein, are incorporated by reference in this Statement of Additional Information. For a more complete discussion of the performance, please see the Funds' Annual Reports to Shareholders, which may be obtained without charge.

                              COMPARATIVE INDEXES


Vanguard may use reprinted material discussing The Vanguard Group, Inc. or any of the member funds of The Vanguard Group of Investment Companies.

     Each of the investment company members of The Vanguard Group uses one or more of the following unmanaged indexes for comparative performance purposes.

ASSET ALLOCATION COMPOSITE INDEX--Made up of two unmanaged benchmarks, weighted 65% Standard & Poor's 500 Index and 35% Lehman Brothers Long Treasury Index.

AVERAGE 1-2 YEAR MUNICIPAL FUND--An industry benchmark of average adjustable short municipal funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE 1-5 YEAR GOVERNMENT FUND--An industry benchmark that includes funds with U.S. Treasury and agency obligations with similar investment objectives and policies and maturities of 1 to 5 years, as measured by Lipper Inc.

AVERAGE 1-5 YEAR INVESTMENT-GRADE FUND--An industry benchmark of average 1-5 year investment-grade funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE 1-5 YEAR MUNICIPAL FUND--An industry benchmark that includes funds with investment-grade tax-exempt bonds that are issued by state and local governments with similar investment objectives and policies and have maturities of 1 to 5 years, as measured by Lipper Inc.

AVERAGE  ADJUSTED SHORT  MUNICIPAL DEBT FUND--An  industry  benchmark of average
adjustable  short  municipal  funds  with  similar  investment   objectives  and
policies, as measured by Lipper Inc.

AVERAGE BALANCED FUND--An industry benchmark of average balanced funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE CALIFORNIA  INTERMEDIATE MUNICIPAL DEBT FUND--An industry benchmark that
includes   intermediate-term   California  municipal  bond  funds  with  similar
investment objectives and policies, as measured by Lipper Inc.

AVERAGE CALIFORNIA INSURED MUNICIPAL DEBT FUND--An industry benchmark of average California municipal bond funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE CALIFORNIA TAX-EXEMPT MONEY MARKET FUND--An industry benchmark of average California tax-exempt money market funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE CONVERTIBLE SECURITIES FUND--An industry benchmark of funds with convertible securities rated B or better by Standard & Poor's, with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE CORPORATE A-RATED FUND--An industry benchmark of average corporate A-rated funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE EMERGING MARKETS FUND--An industry benchmark of average emerging markets funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE EQUITY INCOME FUND--An industry benchmark of average equity income funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE EUROPEAN REGION FUND---An industry benchmark of average European region funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE FLORIDA INSURED MUNICIPAL DEBT FUND--An industry benchmark of average Florida municipal bond funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE FLEXIBLE FUND--An industry benchmark of average flexible funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE GENERAL GOVERNMENT FUND--An industry benchmark of average general government funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE GENERAL MUNICIPAL FUND--An industry benchmark of average general municipal funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE GENERAL TREASURY FUND--An industry benchmark of average general treasury funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE GLOBAL FUND---An industry benchmark of average global funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE GNMA FUND--An industry benchmark that includes funds of mortgage-backed pass-through securities of the Government National Mortgage Association, with similar investment objectives and policies; these securities are based on pools of 15- and 30-year fixed-rate home mortgages, as measured by Lipper Inc.

AVERAGE GOLD-ORIENTED FUND--An industry benchmark of funds that track the performance of companies around the world, with similar investment objectives and policies, that are engaged in the mining, processing, or marketing of gold, other precious metals, and rare minerals, as measured by Lipper Inc.

AVERAGE   GOVERNMENT  MONEY  MARKET  FUND--An  industry   benchmark  of  average
government money market funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE HEALTH/BIOTECHNOLOGY FUND--An industry benchmark of funds that track the stocks of the health care companies within the S&P 500 Index, as measured by Lipper Inc.

AVERAGE HIGH-CURRENT-YIELD FUND--An industry benchmark of average high current yield funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE HIGH YIELD MUNICIPAL FUND--An industry benchmark of average high-yield municipal funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE INCOME FUND--An industry benchmark of average income funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE  INSTITUTIONAL  MONEY  MARKET  FUND--An  industry  benchmark  of average
institutional  money  market  funds  with  similar  investment   objectives  and
policies, as measured by Lipper Inc.

AVERAGE INSURED MUNICIPAL FUND--An industry benchmark of average insured municipal funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE   INTERMEDIATE   GOVERNMENT   FUND--An  industry  benchmark  of  average
intermediate government funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE INTERMEDIATE INVESTMENT-GRADE FUND--An industry benchmark of average intermediate investment-grade funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE   INTERMEDIATE   MUNICIPAL   FUND--An  industry   benchmark  of  average
intermediate municipal funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE   INTERMEDIATE   TREASURY   FUND--An   industry   benchmark  of  average
intermediate treasury funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE INTERNATIONAL FUND--An industry benchmark of average international funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE JAPAN/PACIFIC REGION FUND--An industry benchmark of average pacific region funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE LARGE-CAP CORE FUND--An industry benchmark of average large-cap core funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE LARGE-CAP GROWTH FUND--An industry benchmark of average large-cap growth funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE LARGE-CAP VALUE FUND--An industry benchmark of average large-cap value funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE MASSACHUSETTS MUNICIPAL DEBT FUND--An industry benchmark of average Massachusetts municipal debt funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE MID-CAP CORE FUND--An industry benchmark of average mid-cap core funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE MID-CAP VALUE FUND--An industry benchmark of average mid-cap value funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE MONEY MARKET FUND--An industry benchmark of average money market funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE MULTI-CAP CORE FUND--An industry benchmark of average multi-cap core funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE MULTI-CAP GROWTH FUND--An industry benchmark of average multi-cap growth funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE MULTI-CAP VALUE FUND--An industry benchmark of average multi-cap value funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE NATURAL RESOURCES FUND--An industry benchmark of average natural resources funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE NEW JERSEY MUNICIPAL DEBT FUND--An industry benchmark of average New Jersey municipal bond funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE NEW JERSEY TAX-EXEMPT MONEY MARKET FUND--An industry benchmark of average New Jersey tax-exempt money market funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE NEW YORK INSURED MUNICIPAL DEBT FUND--An industry benchmark of average New York municipal bond funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE NEW YORK TAX-EXEMPT MONEY MARKET FUND--An industry benchmark of average New York tax-exempt money market funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE OHIO MUNICIPAL DEBT FUND--An industry benchmark of average Ohio municipal bond funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE OHIO TAX-EXEMPT MONEY MARKET FUND--An industry benchmark of average Ohio tax-exempt money market funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE PENNSYLVANIA MUNICIPAL DEBT FUND--An industry benchmark of average Pennsylvania municipal bond funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND--An industry benchmark of average Pennsylvania tax-exempt money market funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE PACIFIC REGION FUND--An industry benchmark of average pacific region funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE REAL ESTATE FUND--An industry benchmark of average real estate funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE SHORT TREASURY FUND--An industry benchmark of average short treasury funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE SMALL-CAP CORE FUND--An industry benchmark of average small-cap core funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE SMALL-CAP GROWTH FUND--An industry benchmark of average small-cap growth funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE SMALL-CAP VALUE FUND--An industry benchmark of average small-cap value funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE   TAX-EXEMPT  MONEY  MARKET  FUND--An  industry   benchmark  of  average
tax-exempt money market funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE U.S. TREASURY MONEY MARKET FUND--An industry benchmark of average U.S. treasury money market funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE UTILITY FUND--An industry benchmark of average utility funds with similar investment objectives and policies, as measured by Lipper Inc.

BALANCED COMPOSITE INDEX--Made up of two unmanaged benchmarks, weighted 60% Wilshire 5000 Index and 40% Lehman Brothers Aggregate Bond Index.

CALVERT SOCIAL INDEX--A socially screened index of large- and mid-capitalization U.S. stocks that is provided by the Calvert Group of Bethesda, Maryland.

CONSERVATIVE GROWTH COMPOSITE AVERAGE--A composite fund average weighted 40% average fixed income fund, 35% average general equity fund, 20% average money market fund, and 5% average international fund. Derived from data provided by Lipper Inc.

CONSERVATIVE GROWTH COMPOSITE INDEX--Made up of four unmanaged benchmarks, weighted 40% Lehman Brothers Aggregate Bond Index, 35% Wilshire 5000 Index, 20% Salomon Smith Barney 3-Month Treasury Index, and 5% Morgan Stanley Capital International Europe Australasia Far East Index.

CREDIT SUISSE FIRST BOSTON CONVERTIBLE SECURITIES INDEX--An industry benchmark that includes convertible securities rated B or better by Standard & Poor's.

GROWTH COMPOSITE AVERAGE--A composite fund average weighted 65% average general equity fund, 20% average fixed income fund, and 15% average international fund. Derived from data provided by Lipper Inc.

GROWTH COMPOSITE INDEX--Made up of three unmanaged benchmarks, weighted 65% Wilshire 5000 Index, 20% Lehman Brothers Aggregate Bond Index, and 15% Morgan Stanley Capital International Europe Australasia Far East Index.

GROWTH FUND STOCK INDEX--Tracks the performance of the average common stock holdings of the 50 largest growth-oriented mutual funds.

IMONEYNET MONEY FUND REPORT'S AVERAGE 100% TREASURY FUND--Contains weekly summary asset, yield, average maturity, and portfolio holdings data for the industry benchmark Money Fund Report Averages.

INCOME COMPOSITE AVERAGE--A composite fund average weighted 60% averaged fixed income fund, 20% average general equity fund, and 20% average money market fund. Derived from data provided by Lipper Inc.

INCOME COMPOSITE INDEX--Made up of three unmanaged benchmarks, weighted 60% Lehman Brothers Aggregate Bond Index, 20% Wilshire 5000 Index, and 20% Salomon Smith Barney 3-Month Treasury Index.

LEHMAN BROTHERS 1-5 YEAR GOVERNMENT/CREDIT BOND INDEX--Includes U.S. Treasury and agency obligations, as well as investment-grade (rated Baa3 or above by Moody's) corporate and international dollar-denominated bonds, all having maturities of 1 to 5 years.

LEHMAN BROTHERS 1-5 YEAR U.S. CREDIT INDEX--Includes investment-grade corporate and international dollar-denominated bonds (rated Baa3 or above by Moody's) with maturities of 1 to 5 years.

LEHMAN BROTHERS 1-5 YEAR U.S. GOVERNMENT BOND INDEX--Includes U.S. Treasury and agency obligations with maturities of 1 to 5 years.

LEHMAN BROTHERS 1-5 YEAR U.S. TREASURY BOND INDEX--Includes U.S. Treasury obligations with maturities of 1 to 5 years.

LEHMAN   BROTHERS  3  YEAR  MUNICIPAL  BOND   INDEX--Includes   investment-grade
tax-exempt bonds (rated Baa or above by Moody's) that are issued by state and local governments and have maturities of 2 to 4 years.

LEHMAN BROTHERS 5-10 YEAR GOVERNMENT/CREDIT BOND INDEX--Includes U.S. Treasury and agency obligations, as well as investment-grade corporate and international dollar-denominated bonds (rated Baa3 or above by Moody's), all having maturities of 5 to 10 years.

LEHMAN BROTHERS 5-10 YEAR U.S. CREDIT INDEX--Includes investment-grade corporate and international dollar-denominated bonds (rated Baa3 or above by Moody's) with maturities of 5 to 10 years.

LEHMAN BROTHERS 5-10 YEAR U.S. TREASURY BOND INDEX--Includes U.S. Treasury obligations with maturities of 5 to 10 years.

LEHMAN   BROTHERS  7  YEAR  MUNICIPAL  BOND   INDEX--Includes   investment-grade
tax-exempt bonds (rated Baa or above by Moody's) that are issued by state and local governments and have maturities of 6 to 8 years.

LEHMAN  BROTHERS  10  YEAR  MUNICIPAL  BOND   INDEX--Includes   investment-grade
tax-exempt bonds (rated Baa or above by Moody's) that are issued by state and local governments and have maturities of 8 to 12 years.

LEHMAN BROTHERS AGGREGATE BOND INDEX--The broadest measure of the taxable U.S. bond market, including most Treasury, agency, corporate, mortgage-backed, asset-backed, and international dollar-denominated issues, all with investment-grade ratings (rated Baa3 or above by Moody's) and maturities of 1 year or more.

LEHMAN BROTHERS CREDIT A OR BETTER BOND INDEX--Includes high-quality corporate and international dollar-denominated bonds (rated A or above by Moody's) with a broad range of maturities.

LEHMAN   BROTHERS  GNMA  BOND   INDEX--Includes   mortgage-backed   pass-through
securities of the Government National Mortgage Association; these securities are based on pools of 15- and 30-year fixed-rate home mortgages.

LEHMAN BROTHERS HIGH YIELD BOND INDEX--Includes mainly corporate bonds with credit ratings at or below Ba1 (Moody's) or BB+ (Standard & Poor's); these issues are considered below-investment-grade.

LEHMAN BROTHERS LONG CREDIT A OR BETTER BOND INDEX--Includes top-quality corporate and international dollar-denominated bonds (rated A or above by Moody's) with maturities of 10 years or more.

LEHMAN BROTHERS LONG GOVERNMENT/CREDIT BOND INDEX--Includes U.S. Treasury and agency obligations, as well as investment-grade corporate bonds and international dollar-denominated bonds (rated Baa3 or above by Moody's), all having maturities of 10 years or more.

LEHMAN  BROTHERS  LONG  U.S.   TREASURY  BOND   INDEX--Includes   U.S.  Treasury
obligations with maturities of 10 years or more.

LEHMAN BROTHERS MUNICIPAL BOND INDEX--Includes most investment-grade tax-exempt bonds (rated Baa or above by Moody's) that are issued by state and local governments in the United States.

LEHMAN   BROTHERS   U.S.   TREASURY   INFLATION   NOTES    INDEX--Includes   the
inflation-indexed securities within the Lehman Brothers Treasury Index, which represents U.S. Treasury obligations with maturities of more than 1 year.

MODERATE GROWTH COMPOSITE AVERAGE--A composite fund average weighted 50% average
general   equity  fund,   40%  averaged  fixed  income  fund,  and  10%  average
international fund. Derived from data provided by Lipper Inc.

MODERATE GROWTH COMPOSITE INDEX--Made up of three unmanaged benchmarks, weighted 50% Wilshire 5000 Index, 40% Lehman Brothers Aggregate Bond Index, and 10% Morgan Stanley Capital International Europe Australasia Far East Index.

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) ALL COUNTRY WORLD INDEX FREE--Tracks stock markets in countries included in the MSCI EAFE Index plus the United States, Canada, and a number of emerging markets.

MORGAN STANLEY CAPITAL INTERNATIONAL ALL COUNTRY WORLD INDEX FREE EX USA--Includes both developed markets (minus the United States) and emerging markets from around the globe. Tracking stock markets in 48 nations, it is a good representation of the overall international equity market.

MORGAN  STANLEY  CAPITAL   INTERNATIONAL   EMERGING   MARKETS  FREE  INDEX--Free
float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE INDEX--Tracks stocks in more than 15 developed European markets.

MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE,  AUSTRALASIA,  FAR EAST INDEX (MSCI
EAFE)--Tracks more than 1,000 stocks from more than 20 developed markets in Europe, Australia, Asia, and the Pacific region.

MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA, FAR EAST GROWTH INDEX--Measures the performance of those stocks within the MSCI EAFE Index that have higher price/book ratios.

MORGAN STANLEY CAPITAL INTERNATIONAL PACIFIC INDEX--Tracks stocks from developed Pacific Rim markets.

MORGAN STANLEY REAL ESTATE INVESTMENT TRUST (REIT) INDEX--Tracks more than 1,000 real estate investment trusts that meet size and liquidity criteria specified by Morgan Stanley.

RUSSELL 1000 INDEX--Measures the performance of the 1,000 largest companies in the Russell 3000 Index.

RUSSELL 1000 GROWTH INDEX--Measures the performance of those Russell 1000 Index companies with higher price/book ratios and higher predicted growth rates.

RUSSELL 1000 VALUE INDEX--Measures the performance of those Russell 1000 Index companies with lower price/book ratios and lower predicted growth rates.

RUSSELL 2500 INDEX--Measures the performance of the 2,500 smallest companies in the Russell 3000 Index.

RUSSELL 2500 GROWTH INDEX--Measures the performance of those Russell 2500 Index companies with higher price/book ratios and higher predicted growth rates.

RUSSELL 2000 INDEX--Measures the performance of the 2,000 smallest companies in the Russell 3000 Index.

RUSSELL 2000 GROWTH INDEX--Measures the performance of those Russell 2000 Index companies with higher price/book ratios and higher predicted growth rates.

RUSSELL 2800 INDEX--Consists of the Russell 3000 Index (the 3,000 largest U.S. stocks) minus the largest 200.

RUSSELL 3000 GROWTH INDEX--Measures the performance of those Russell 3000 Index companies with higher price/book ratios and higher predicted growth rates.

RUSSELL  3000   INDEX--Measures  the  performance  of  the  3,000  largest  U.S.
companies.

RUSSELL 3000 VALUE INDEX--Measures the performance of those Russell 3000 Index companies with lower price/book ratios and lower predicted growth rates.

RUSSELL MIDCAP GROWTH INDEX--Measures the performance of those Russell Midcap Index companies with higher price/book ratios and higher predicted growth rates.

RUSSELL MIDCAP INDEX--Measures the performance of the 800 smallest companies in the Russell 1000 Index.

RUSSELL MIDCAP VALUE INDEX--Measures the performance of those Russell Midcap Index companies with lower price/book ratios and lower predicted growth rates.

SALOMON SMITH BARNEY 3-MONTH U.S. TREASURY BILL INDEX--Tracks the performance of short-term U.S. government debt instruments.

SALOMON SMITH BARNEY BROAD MARKET INDEX--Tracks the performance of the U.S. broad market.

SALOMON SMITH BARNEY EXTENDED MARKET EUROPE AND PACIFIC (EM EPAC) INDEX--Measures the performance of the smallest companies from the European and Pacific countries represented in the Salomon Smith Barney Broad Market Index. The EM EPAC Index represents the bottom 20% of the total market capital of each country.

SALOMON SMITH BARNEY WORLD EQUITY GOLD INDEX--Tracks the performance of companies around the world that are engaged in the mining, processing, or marketing of gold, other precious metals, and rare minerals.

SELECT EMERGING MARKETS FREE INDEX--This composite includes stocks that can be bought free of restrictions in 15 emerging markets of Europe, Asia, Africa, and Latin America (95%), and a cash component (5%) based on the Average Money Market Fund. This index is administered by MSCI exclusively for Vanguard.

STANDARD & POOR'S (S&P) 500 INDEX--A widely used barometer of U.S. stock market performance; as a market-weighted index of leading companies in leading industries, it is dominated by large-capitalization companies.

STANDARD & POOR'S 500/BARRA GROWTH  INDEX--Includes  those stocks of the S&P 500
Index  that  have  higher  price/book  ratios;   these  stocks  generally  offer
lower-than-average dividend yields.

     STANDARD & POOR'S 500/BARRA VALUE INDEX--Includes those stocks of the S&P 500 Index that have lower price/book ratios; these stocks generally offer higher-than-average dividend yields.

STANDARD & POOR'S ENERGY SECTOR INDEX--Tracks the stocks of the energy-related companies within the S&P 500 Index.

STANDARD & POOR'S HEALTH SECTOR INDEX--Tracks the stocks of the health care companies within the S&P 500 Index.

STANDARD & POOR'S INTEGRATED TELECOMMUNICATION SERVICES INDEX--Includes the Telecommunications Services industry group (Alternative Carriers and Integrated Telecommunication Equipment) and Wireless Telecommunications Services.

STANDARD & POOR'S MIDCAP 400/BARRA GROWTH INDEX--Includes those stocks of the S&P MidCap 400 Index that have above average price/earnings and price/book ratios.

STANDARD & POOR'S MIDCAP 400 INDEX--Includes stocks of 400 medium-sized U.S. companies representing a spectrum of industries. On average, these stocks are smaller than those in the S&P 500 Index.

STANDARD   &   POOR'S    SMALLCAP    600    INDEX--Includes    stocks   of   600
small-capitalization U.S. companies representing a spectrum of industries. On average, these stocks are smaller than those in the S&P MidCap 400 Index.

STANDARD & POOR'S SMALLCAP 600/BARRA GROWTH INDEX--Includes those stocks of the S&P SmallCap 600 Index that have higher price/book ratios.

STANDARD & POOR'S SMALLCAP 600/BARRA VALUE INDEX--Includes those stocks of the S&P SmallCap 600 Index that have lower price/book ratios.

STANDARD & POOR'S UTILITIES INDEX--Includes the following industries: Electric Utilities; Gas Utilities; Multi-Utilities, and Water Utilities.

STAR COMPOSITE AVERAGE--An industry benchmark average similarly weighted using the average general equity fund, average fixed income fund, and average money market fund, as measured by Lipper Inc.

STAR COMPOSITE INDEX--Made up of three unmanaged benchmarks, weighted 62.5% Wilshire 5000 Index, 25% Lehman Brothers Aggregate Bond Index, and 12.5% Salomon Smith Barney 3-Month Treasury Index.

TARGET REIT COMPOSITE--Consists of the Morgan Stanley REIT Index adjusted to include a 2% cash position (Lipper Money Market Average).

TAX-MANAGED BALANCED COMPOSITE INDEX--Made up of two unmanaged benchmarks, weighted 50% Russell 1000 Index and 50% Lehman Brothers 7 Year Municipal Bond Index.

TOTAL INTERNATIONAL COMPOSITE INDEX--Consists of the MSCI Europe Index plus the MSCI Pacific Index, and the Select Emerging Markets Free Index.

UTILITIES COMPOSITE INDEX--Made up of two unmanaged benchmarks, weighted 75% S&P Utilities Index and 25% S&P Integrated Telecommunication Services Index.

WELLESLEY COMPOSITE INDEX--Made up of four unmanaged benchmarks, weighted 65% Lehman Brothers Credit A or Better Index, 26% S&P 500/Barra Value Index, 4.5% S&P Utilities Index, and 4.5% S&P Integrated Telecommunication Services Index.

WELLINGTON COMPOSITE INDEX--Made up of two unmanaged benchmarks, weighted 65% S&P 500 Index and 35% Lehman Brothers Credit A or Better Index.

WILSHIRE 4500 COMPLETION INDEX--Measures the performance of virtually all U.S. mid- and small-capitalization stocks. The index is constructed by removing the S&P 500 Index stocks from the Wilshire 5000 Index.

WILSHIRE 5000 TOTAL MARKET INDEX--The broadest measure of the U.S. stock market; tracks all stocks publicly traded in the United States for which daily pricing is available.

                                                                   SAI023 042003

                                     PART C

                              VANGUARD WORLD FUNDS
                                OTHER INFORMATION

ITEM 23. EXHIBITS

EXHIBITS DESCRIPTION

(a) Declaration of Trust, filed on November 27, 2002, Post-Effective Amendment No. 84, is hereby incorporated by reference.
(b) By-Laws, filed on June 30, 1998, Post-Effective Amendment No. 73, are hereby incorporated by reference.
(c) Reference is made to Articles III and V of the Registrant's Declaration of Trust
(d) Investment Advisory Contracts, filed herewith for Baillie Gifford Overseas, Ltd, Schroder Investment Management North America Inc., and Schroder Investment Management North America Limited; and filed on November 27, 2002, Post-Effective Amendment No. 84 for Alliance Capital Management, is hereby incorporated by reference.
(e)  Not applicable
(f) Reference is made to the section entitled "Management of the Funds" in the Registrant's Statement of Additional Information
(g) Custodian Agreements, to be filed by Amendment for Wachovia Bank, filed on November 27, 2002, Post-Effective Amendment No. 84, Citibank, N.A. and JP Morgan Chase Bank, are hereby incorporated by reference.
(h) Amended and Restated Funds' Service Agreement, filed on November 27, 2002, Post-Effective No. 84, is hereby incorporated by reference.
(i)  Not Applicable
(j)  Consent of Independent Accountants, to be filed by Amendment.
(k)  Not Applicable
(l)  Not Applicable
(m)  Not Applicable
(n) Rule 18f-3 Plan, filed on November 27, 2002, Post-Effective Amendment No. 84, is hereby incorporated by reference.
(o)  Not Applicable
(p) Code of Ethics, filed herewith for Baillie Gifford Overseas, Ltd, filed on November 27, 2002, Post-Effective Amendment No. 84, for The Vanguard Group, Inc. and Alliance Capital Management; filed on December 7, 2001, Post-Effective Amendment No. 83, for Schroder Investment Management North America, Inc., are hereby incorporated by reference.



ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT Registrant is not controlled by or under common control with any person.

ITEM 25. INDEMNIFICATION
The Registrant's organizational documents contain provisions indemnifying Trustees and officers against liability incurred in their official capacity.
Article VII, Section 2 of the Declaration of Trust provides that the Registrant may indemnify and hold harmless each and every Trustee and officer from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to the performance of his or her duties as a Trustee or officer. However, this provision does not cover any liability to which a Trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. Article VI of the By-Laws generally provides that the Registrant shall indemnify its Trustees and officers from any liability arising out of their past or present service in that capacity. Among other things, this provision excludes any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee's or officer's office with the Registrant.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
Alliance Capital Management L.P. (Alliance), is an investment adviser registered under the Advisers Act. The list required by this Item 26 of officers and directors of Alliance, together with any information as to any business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference to Schedules B and D of Form ADV filed by Alliance pursuant to the Advisers Act (SEC File No. 801-56720).

Schroder Investment Management North America, Inc. (Schroder), is an investment adviser registered under the Advisers Act. The list required by this Item 26 of officers and directors of Schroder, together with any information as to any business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference to Schedules B and D of Form ADV filed by Schroder pursuant to the Advisers Act (SEC File No. 801-15834).

Baillie Gifford Overseas Ltd (Baillie Gifford) is an investment adviser registered under the Advisers Act. The list required by this Item 26 of officers and directors of Baillie Gifford, together with any information as to any business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules B and D of Form ADV filed by Baillie Gifford pursuant to the Advisers Act (SEC File No. 801-21051).


The Vanguard Group, Inc. (Vanguard) is an investment adviser registered under the Advisers Act. The list required by this Item 26 of officers and directors of Vanguard, together with any information as to any business profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference from Schedules B and D of Form ADV filed by Vanguard pursuant to the Advisers Act (SEC File No. 801-11953).

ITEM 27. PRINCIPAL UNDERWRITERS
a.     Not Applicable
b.     Not Applicable
c.     Not Applicable


ITEM 28. LOCATION OF ACCOUNTS AND RECORDS
All accounts,  books and other documents required to be maintained by Section 31
(a) of the 1940 Act and the Rules thereunder will be maintained at the offices of Registrant; Registrant's Transfer Agent, The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, PA 19355; and the Registrant's custodians, Citibank, N.A., 111 Wall Street, New York, NY 10005, JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, and Wachovia Bank, N.A. 123 S. Broad Street, PA4942, Philadelphia, PA 19109.


ITEM 29. MANAGEMENT SERVICES
Other than as set forth under the description of The Vanguard Group in Part B of
this   Registration   Statement,   the   Registrant   is  not  a  party  to  any
management-related service contract.

ITEM 30. UNDERTAKINGS
Not Applicable

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 6th day of February, 2003.



                                                VANGUARD WORLD FUNDS

                                   BY:_____________(signature)________________

                                                   (HEIDI STAM)
                                                 JOHN J. BRENNAN*
                                       CHAIRMAN AND CHIEF EXECUTIVE OFFICER

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

--------------------------------------------------------------------------------
SIGNATURE                           TITLE                           DATE
--------------------------------------------------------------------------------
By:/S/ JOHN J. BRENNAN         President, Chairman, Chief      February 6, 2003
   --------------------------- Executive Officer, and Trustee
       (Heidi Stam)
      John J. Brennan*

By:/S/ CHARLES D ELLIS         Trustee                         February 6, 2003
   ---------------------------
       (Heidi Stam)
     Charles D. Ellis*

By:/S/ JOANN HEFFERNAN HEISEN  Trustee                         February 6, 2003
   ---------------------------
       (Heidi Stam)
     JoAnn Heffernan Heisen*

By:/S/ RAJIV L. GUPTA          Trustee                         February 6, 2003
   ---------------------------
       (Heidi Stam)
     JoAnn Heffernan Heisen*

By:/S/ BURTON G. MALKIEL       Trustee                         February 6, 2003
   ---------------------------
       (Heidi Stam)
       Burton G. Malkiel*

By:/S/ ALFRED M. RANKIN, JR.   Trustee                         February 6, 2003
   ---------------------------
       (Heidi Stam)
     Alfred M. Rankin, Jr.*

By:/S/ J. LAWRENCE WILSON      Trustee                         February 6, 2003
   ---------------------------
       (Heidi Stam)
     J. Lawrence Wilson*

By:/S/ THOMAS J. HIGGINS       Treasurer and Principal         February 6, 2003
   --------------------------- Financial Officer and Principal
       (Heidi Stam)            Accounting Officer
      Thomas J. Higgins*



*By Power of Attorney. For Charles D. Ellis, see File Number 33-19446, filed on January 31, 2003; for all other trustees and officers, see File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.

                                 EXHIBIT INDEX


Investment Advisory Contracts. . . . . . . . . . . . . . . .. . . . . .  Ex-99.D

Code of Ethics. . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Ex-99.P